                               Filed with the Securities and Exchange Commission on April 27, 2001
Registration No. 333-91633                                                             Investment Company Act No. 811-09707
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 4
                                                               and/or
                                  Registration Statement under The Investment Company Act of 1940
                                                   Post-Effective Amendment No. 4

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 8 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                         KATHLEEN A. CHAPMAN, ASSISTANT CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2001 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                   immediately upon filing pursuant to paragraph (b) of Rule 485
                                   on   May 1, 2001    pursuant to paragraph (b) of Rule 485
                                   60 days after filing pursuant to paragraph (a) (i) of Rule 485 on ________ __ pursuant to paragraph (a) (i) of Rule 485
                                   75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2000 was filed within 90 days of the close of the fiscal year.
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VIA-G (Class 8)

VIA S/G n4 cr
                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                       Prospectus Heading
              ------------                                                                       ------------------

1.            Cover Page                                                                                 Cover Page

2.            Definitions                                                                         Glossary of Terms

3.            Synopsis or Highlights                              What are Some of the Key Features of the Annuity?
                                                                   Highlights, Summary of Contract Fees and Charges

4.            Condensed Financial Information                                 Condensed Financial Information About
                                                                                                 Separate Account B

5.            General Description of Registrant, Depositor                                 Who Is American Skandia?
              and Portfolio Companies                                                   What Are Separate Accounts?

6.            Deductions                                                      Summary of Contract Fees and Charges,
                                                                                                   Fees and Charges

7.            General Description of Variable Annuity Contracts               Highlights, Purchasing Your Annuity,

8.            Annuity Period                                            Managing Your Annuity, Access to Cash Value

9.            Death Benefit                                                                        Annuity Benefits

10.           Purchases and Contract Value                           Purchasing Your Annuity, Managing Your Annuity
                                                                                               Access to Cash Value

11.           Redemptions                                                                      Access to Cash Value

12.           Taxes                                                                              Tax Considerations

13.           Legal Proceedings                                                                      Not Applicable

14.           Table of Contents of the Statement of Additional Information                   Available Information,
                                                                Contents of the Statement of Additional Information

                                                                                                        SAI Heading
                                                                                                        -----------

15.           Cover Page                                                        Statement of Additional Information

16.           Table of Contents                                                                   Table of Contents

17.           General Information and History                       General Information Regarding American Skandia
                                                                                         Life Assurance Corporation

18.           Services                                                                         Independent Auditors

19.           Purchase of Securities Being Offered                          Noted in Prospectus under Managing Your
                                                                                                            Annuity

20.           Underwriters                                                       Principal Underwriter/Distribution

                                                            (Continued)

                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                             SAI Headings
              ------------                                                                             ------------

21.           Calculation of Performance Data                                       Calculation of Performance Data

22.           Annuity Payments                                       Noted in Prospectus under Access to Cash Value

23.           Financial Statements                                                                       Appendix A

                                                                                                     Part C Heading
                                                                                                     --------------

24.           Financial Statements and Exhibits                                                Financial Statements
                                                                                                       and Exhibits

25.           Directors and Officers of the Depositor                           Noted in Prospectus under Executive
                                                                                             Officers and Directors

26.           Persons Controlled by or Under                                               Persons Controlled By or
              Common Control with the                                                 Under Common Control with the
              Depositor or Registrant                                                       Depositor or Registrant

27.           Number of Contractowners                                                     Number of Contractowners

28.           Indemnification                                                                       Indemnification

29.           Principal Underwriters                                                         Principal Underwriters

30.           Location of Accounts and Records                                                 Location of Accounts
                                                                                                        and Records

31.           Management Services                                                               Management Services

32.           Undertakings                                                                             Undertakings

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a single premium variable  adjustable  immediate annuity (the "Annuity") offered by American Skandia Life
Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing  the Annuity.  A Statement of  Additional  Information  is also  available  from us,  without  charge,  upon your request.  The  contents  of the  Statement  of  Additional  Information  are  described  on page 44.  The  Annuity or certain of its investment  options may not be available in all states.  Various rights and benefits may differ  between  states to meet  applicable laws  and/or  regulations.  Certain  capitalized  terms  are  either  defined  in the  Glossary  of Terms or in the  context  of the particular section of this Prospectus.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  income.  It is generally  intended to be used to "roll-over"  existing funds from an
IRA,  SEP-IRA,  Roth IRA or a Tax Sheltered  Annuity (or 403(b)).  This Annuity may also be used in connection with retirement plans that do not qualify  under the sections of the Code noted above.  This Annuity also may be used as an  annuitization  or  settlement option under any deferred  annuity or life  insurance  policy  issued by American  Skandia.  This Annuity  allows you to invest your money in a number of variable investment options while receiving monthly payments from this Annuity.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?
|X|      One premium.
|X|      Monthly payments that may increase, decrease, or remain the same.
|X|      Adjustable benefits.
|X|      First payment within 60 days of the date of issue.
|X|      Monthly payments over the life of the Annuitant after the first payment.
|X|      Monthly payments are cushioned against market volatility using a special stabilization procedure.
|X|      Several  variable  investment  options.  Each  investment  option is a  Sub-Account  of  American  Skandia  Life  Assurance
       Corporation  Variable  Account B (Class 7) or (Class 8) and invests in a  corresponding  underlying  mutual  fund  portfolio.
       Currently available  portfolios are: American Skandia Trust,  Montgomery  Variable Series,  Wells Fargo Variable Trust, Rydex
       Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,  Evergreen  Variable  Annuity Trust,  ProFunds VP, First Defined
       Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      Death  Benefit  options.   After  an  Annuitant's   death,  the  Annuity  generally  may  provide  Annuity  Payments,   or,
       alternatively, a lump sum, to the Beneficiary(ies).
|X|      Optional  Guarantee  Feature.  Monthly payments will not be less than a guaranteed payment amount while the Annuitant(s) is alive.
|X|      Transfers  between  investment  options are tax free.  Currently,  you may make twenty  transfers each year free of charge.
       We also offer several programs that enable you to manage your Income Base as your financial needs and investment  performance change.  Asset Allocation is required if you select the Optional Guarantee Feature.

HOW DO I PURCHASE THIS ANNUITY?
We sell this Annuity  through  licensed,  registered  financial  professionals.  We may require that you submit  certain forms to us before we issue an Annuity,  including  evidence of the age of the  Annuitant(s).  The minimum  Premium  payment is $35,000.  We may allow a lower minimum Premium payment if this Annuity is used as an  annuitization  or settlement  option from a deferred annuity or a life  insurance  policy  issued by American  Skandia.  No Annuitant  may be greater than age 85 on the issue date of this Annuity, except when the Annuity is used as an annuitization or settlement option.
------------------------------------------------------------------------------------------------------------------------------------
This annuity is NOT a deposit or an obligation  of, or issued,  guaranteed or endorsed by, any bank, is NOT insured or guaranteed by the U.S.  government,  the  Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve  Board or any other  agency.  An investment in this Annuity involves certain investment risks, including possible loss of principal.
------------------------------------------------------------------------------------------------------------------------------------

This annuity  provides  certain  credits to the owner based on the age of the youngest  annuitant,  as described  more fully on page
26. These credits are provided in lieu of varying the annuity's  expenses to primarily  reflect the expected  different  persistency rates of the Annuitants' ages.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2001                                                 Statement of Additional Information Dated: May 1, 2001
VIAS/G-PROS- (05/2001)                                                                                                       VIAPROS

   IF ANNUITY PAYMENTS ARE TO BE PAID TO A BENEFICIARY, WHAT DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE

                                                         GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear.

ANNUITANT is the person(s) upon whose life(s) the Annuity is issued.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY  PAYMENTS  are the  periodic  payments  due during  the life of the  Annuitant  and any  payments  due for the  benefit of a
Beneficiary(ies) after the Annuitant's death.

ANNUITY  PAYMENT  AMOUNT is the dollar  amount of each  Annuity  Payment.  Annuity  Payment  Amounts  can vary each month but cannot decrease while there is Cash Value.

ANNUITY  PAYMENT DATE is the date each month  Annuity  Payments  are payable.  This date is the same day of the month as the Annuity
Date which may be any date  chosen by you between  the 1st and the 28th day of the month  following  the 30th day after issue of the
Annuity.  The Annuity Payment Date may not be changed on or after the Issue Date.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENEFICIARY(IES)  is the person(s) who may receive death  proceeds or guaranteed  payment under this Annuity when there is no longer a living Annuitant(s).  Unless otherwise specified, the Beneficiary refers to all persons designated as such for your Annuity.

CASH VALUE is the present  value of the number of units  scheduled to fund the Annuity's  benefits  over the  remaining  Inheritance
Period multiplied by the then current Unit Value.  The discount rate used to determine the present value is the Benchmark Rate.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

CREDITS are an amount we add to your Income Base at the time the net Premium is allocated to a Sub-Account.

GUARANTEED  ANNUITY PAYMENT AMOUNT is the guaranteed  minimum amount payable each Annuity Payment Date before the Inheritance  Date.
This  amount is reduced  proportionately  by any  partial  surrender.  This  guaranteed  amount is only  available  if the  Optional
Guarantee Feature is selected.

INCOME BASE  (referred to as CONTRACT VALUE in your  contract) is the value of each  allocation to a Sub-Account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s) is alive and/or less any losses,  distributions,  and charges  thereon.
Income Base is determined  separately  for each  Sub-Account,  and then totaled to determine  the Income Base for your Annuity.  The
Income Base is always more than the Cash Value.

INHERITANCE  DATE is the date we  receive,  at our  office,  due proof  satisfactory  to us of the  Annuitant's  death and all other requirements  that enable us to make  payments for the benefit of a  Beneficiary.  If there are joint  Annuitants,  the  Inheritance
Date refers to the death of the last surviving Annuitant.

INHERITANCE PERIOD is a variable period of time during which Annuity Payments are due whether or not the Annuitant is still alive.

ISSUE DATE is the effective date of your Annuity.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-Account.

OPTIONAL  GUARANTEE  FEATURE is the option chosen by you to guarantee that while the Annuitant is alive,  the Annuity Payment Amount will not be less than the Guaranteed Annuity Payment Amount.

OWNER is  either  an  entity or person  who may  exercise  the  ownership  rights  provided  under  the  Annuity.  If a  certificate representing  interests in a group annuity contract is issued,  the rights,  benefits,  and requirements of, and the events relating to, an Owner,  as  described  in this  Prospectus,  will be your  rights as  participant  in such  group  annuity  contract.  Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO  is a mutual fund or a series of a mutual  fund in which the  Sub-Account  where you have  chosen to allocate  your Income
Base invests.  When you allocate Income Base to a Sub-Account,  you are a beneficial  owner of Portfolio  shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash  consideration at or before the Issue Date you give to us for certain rights,  privileges,  and benefits in relation to our obligations under the Annuity.

SEPARATE ACCOUNT is an account owned by us where we allocate assets in relation to our obligations pursuant to the Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

UNITS are the measure used to determine  benefits for a given  Sub-Account  under this Annuity.  When you choose a  Sub-Account  the portion of the Net Premium you allocate to that  investment,  or the portion of the Income Base you transferred into that investment at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the  performance of a  Sub-Account.  It is the value of each Unit as of each Valuation
Day.  It also reflects the investment experience of the Portfolio minus any insurance charges and charges for taxes.

VALUATION  DAY is any day the New York  Stock  Exchange  is open for  trading  or any other  day that the  Securities  and  Exchange
Commission requires securities to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"we", "us",  "our" or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the  Annuity.  Some  charges are  assessed  directly  against your Annuity while other charges are deducted  daily by us from the Separate  Account.  The Separate  Account  charges an  asset-based  Insurance
Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration of the Annuity.  We assess a state tax charge (if  applicable)  against  your  Premium at the time it is applied to the  Annuity.  We may assess a Transfer Fee for transfers over a maximum number per year.  Each Portfolio  assesses a charge for investment  management and for other  expenses.
A summary is provided on the following  page.  The  prospectus  for each  Portfolio  provides more  detailed  information  about the expenses for the Portfolios.  All these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                        Currently ranges from 0% to 3 1/2%, depending on the applicable       At the time Premium is applied
                                             jurisdiction and usage of the Annuity
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                                        None                                           Not Applicable
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL EXPENSES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-Accounts)
----------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk
Charge                                                       1.10%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total Annual Expenses of the            1.25% per year of the value of each Sub-Account
Sub-Accounts*
------------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                ANNUAL EXPENSES OF THE SUB-ACCOUNTS WITH THE OPTIONAL GUARANTEE FEATURE
                                 (as a percentage of the average daily net assets of the Sub-Accounts)
----------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk
Charge                                                       2.10%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total Annual Expenses of the            2.25% per year of the value of each Sub-Account
Sub-Accounts*
------------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each Portfolio as of December 31,
2000,  except as noted.  The total annual expenses are the sum of the investment  management fee and other expenses.  Each figure is stated as a percentage of the  Portfolio's  average daily net assets.  For certain of the  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or  other  expenses  is  being  waived  and/or  reimbursed.  Any  footnotes  about  expenses  appear  after  the list of all the
Portfolios.  Those  Portfolios  whose name  includes  the prefix "AST" are  portfolios  of American  Skandia  Trust.  The  Portfolio information  was provided by the Portfolios and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%
  AST American Century International Growth           1.00%          0.27%          0.00%         1.27%          N/A         1.27%
  AST MFS Global Equity (3)                           1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-Cap Value                         0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth(5)                         0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap                                 0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth (3)                                  0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (4)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (4)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income (3)                      0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Wells Fargo Variable Trust:
  Equity Income                                       0.70%          0.22%          0.25%         1.17%         0.17%        1.00%
  Equity Value                                        0.70%          0.62%          0.25%         1.57%         0.57%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.67%           0.00%         1.42%          N/A         1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%          N/A         1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%          N/A         1.46%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (5)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (5)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (5)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Biotechnology (5)                                    0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Energy (5)                                           0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Financial (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Healthcare (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Real Estate (5)                                      0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Technology (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Telecommunications (5)                               0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Utilities (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%

First Defined Portfolio Fund, LLC:
  First Trust(R)10 Uncommon Values                     0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth (6)                0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual Fund Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Fund Operating  Expenses"  reflects the effect of such waivers and reimbursements.
2        American  Skandia  Trust (the  "Trust")  adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule 12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote the sale of shares of such  Portfolios.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and Exchange  Commission  takes the position that commission  amounts  received under the  Distribution  Plan should be reflected as  distribution  expenses of the
     Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed to the affiliate  under the  Distribution  Plan for the fiscal year ended  December 31, 2000.  Although  there are no maximum  amounts allowable,  actual commission  amounts directed under the Distribution Plan will vary and the amounts directed during the first full fiscal year  of the Plan's operations may differ substantially from the annualized amounts listed in the above chart.
3        These  Portfolios  commenced  operations  on  October  23,  2000.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
5        These  Portfolios  commenced  operations  on  January  22,  2001.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6        This  Portfolio  commenced  operations on April 15, 2001.  "Other  Expenses" are based on estimated  amounts for the fiscal year ending  December  31, 2001 and  include a 0.15%  Administration  Fee.  The 0.06% fee waiver and expense  reimbursement  is currently  in effect but may be  eliminated.  Therefore,  the Expense  Examples  reflect the Total Annual  Portfolio  Operating
     Expenses, not the Net Annual Portfolio Operating Expenses.

EXPENSE EXAMPLES

Below are  examples  showing  what you would pay in expenses at the end of the stated time  periods had you  invested  $1,000 in the
Annuity and  received a 5% annual  return on assets.  The examples  also assume you are a 70 year old male,  you did not receive any
Credits, and you have not used the Annuity's conversion feature.

* NOTE:  N/A indicates that the Sub-account is not available with the Optional Guarantee Feature.

                                                  Without Optional Guarantee Feature            With Optional Guarantee Feature
                                             -----------------------------------------------------------------------------------------
                                                 With Surrender        Without Surrender      With Surrender      Without Surrender
--------------------------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------------------
                SUB-ACCOUNT                     1 Year      3 Years    1 Year     3 Years    1 Year    3 Years    1 Year    3 Years
--------------------------------------------------------------------------------------------------------------------------------------
AST Founders Passport                             186         256        26         76        195        280        37        106
AST Scudder Japan                                 190         267        30         87        N/A        N/A       N/A        N/A
AST AIM International Equity                      184         250        24         70        193        274        34         99
AST Janus Overseas Growth                         184         251        25         71        193        275        35        100
AST American Century International Growth         185         253        25         73        194        277        36        102
AST MFS Global Equity                             190         267        30         87        199        291        40        116
AST Janus Small-Cap Growth                        184         249        24         69        192        273        34         98
AST Scudder Small-Cap Growth                      186         255        26         75        195        279        36        105
AST Goldman Sachs Small-Cap Value                 184         249        24         70        193        273        34         99
AST Gabelli Small-Cnp Value                       184         248        24         69        192        272        34         98
AST Janus Mid-Cap Growth                          185         253        25         73        194        277        36        102
AST Neuberger Berman Mid-Cap Growth               183         248        24         68        192        272        34         97
AST Neuberger Berman Mid-Cap Value                185         252        25         72        193        276        35        101
AST Alger All-Cap Growth                          185         252        25         72        193        276        35        101
AST Gabelli All-Cap                               187         258        27         78        196        282        37        108
AST Kinetics Internet                             186         257        27         77        N/A        N/A       N/A        N/A
AST T. Rowe Price Natural Resources               184         251        25         71        N/A        N/A       N/A        N/A
AST Alliance Growth                               184         250        24         70        193        274        34         99
AST MFS Growth                                    184         251        25         71        193        275        35        100
AST Marsico Capital Growth                        183         246        23         66        191        270        33         95
AST JanCap Growth                                 182         245        23         65        191        269        33         94
AST Janus Strategic Value                         186         255        26         75        195        279        36        105
AST Alliance/Bernstein Growth + Value             184         250        24         70        193        274        35         99
AST Sanford Bernstein Core Value                  183         246        23         66        191        270        33         95
AST Cohen & Steers Realty                         185         253        25         73        N/A        N/A       N/A        N/A
AST Sanford Bernstein Managed Index 500           180         239        20         59        189        262        30         88
AST American Century Income & Growth              182         243        22         63        190        267        32         92
AST Alliance Growth and Income                    183         246        23         67        192        270        33         96
AST MFS Growth with Income                        185         252        25         72        193        276        35        101
AST INVESCO Equity Income                         182         243        22         63        190        267        32         92
AST AIM Balanced                                  182         243        22         64        191        267        32         93
AST American Century Strategic Balanced           183         248        24         68        192        272        34         97
AST T. Rowe Price Asset Allocation                183         247        23         68        192        271        34         97
AST T. Rowe Price Global Bond                     184         248        24         69        192        272        34         98
AST Federated High Yield                          182         244        22         64        191        268        32         93
AST Lord Abbett Bond-Debenture                    184         251        25         71        193        275        35        100
AST PIMCO Total Return Bond                       181         240        21         60        189        264        31         89
AST PIMCO Limited Maturity Bond                   181         241        21         61        190        265        31         90
AST Money Market                                  178         233        19         53        187        257        29         82
--------------------------------------------------------------------------------------------------------------------------------------

                                                  Without Optional Guarantee Feature            With Optional Guarantee Feature
                                             -----------------------------------------------------------------------------------------
                                                 With Surrender        Without Surrender      With Surrender      Without Surrender
--------------------------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------------------
                SUB-ACCOUNT                     1 Year      3 Years    1 Year     3 Years    1 Year    3 Years    1 Year    3 Years
--------------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets                       188         261        28         82        N/A        N/A       N/A        N/A

WFVT Equity Income                                182         245        23         65        191        269        33         94
WFVT Equity Value                                 182         245        23         65        191        269        33         94

Rydex Nova                                        187         257        27         78        N/A        N/A       N/A        N/A
Rydex Ursa                                        188         262        29         83        N/A        N/A       N/A        N/A
Rydex OTC                                         187         258        27         79        N/A        N/A       N/A        N/A

INVESCO VIF Technology                            183         246        23         66        N/A        N/A       N/A        N/A
INVESCO VIF Health Services                       183         247        23         67        N/A        N/A       N/A        N/A
INVESCO VIF Financial Services                    183         248        24         68        N/A        N/A       N/A        N/A
INVESCO VIF Telecommunications                    183         247        23         67        N/A        N/A       N/A        N/A
INVESCO VIF Dynamics                              183         248        24         68        N/A        N/A       N/A        N/A

Evergreen VA Global Leaders                       182         245        23         65        191        269        33         95
Evergreen VA Omega                                179         236        19         56        188        259        29         85
Evergreen VA Special Equity                       183         246        23         66        191        270        33         95

ProFund VP Europe 30                              190         267        30         87        N/A        N/A       N/A        N/A
ProFund VP UltraSmall-Cap                         193         276        33         96        N/A        N/A       N/A        N/A
ProFund VP UltraOTC                               190         267        30         87        N/A        N/A       N/A        N/A
ProFund VP OTC                                    192         273        32         93        N/A        N/A       N/A        N/A
ProFund VP Bear                                   192         273        32         93        N/A        N/A       N/A        N/A
Profund VP Bull Plus                              192         273        32         93        N/A        N/A       N/A        N/A
ProFund VP Biotechnology                          193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Energy                                 193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Financial                              193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Healthcare                             193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Real Estate                            193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Technology                             193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Telecommunications                     193         274        33         95        N/A        N/A       N/A        N/A
ProFund VP Utilities                              193         274        33         95        N/A        N/A       N/A        N/A

First Trust(R)10 Uncommon Values                   186         256        26         76        N/A        N/A       N/A        N/A

SP Jennison International Growth                  190         266        30         86        198        290        40        115
--------------------------------------------------------------------------------------------------------------------------------------

HIGHLIGHTS

WHAT IS AN IMMEDIATE ANNUITY?

An immediate  annuity  begins  making  periodic  payments to you within one year after the Issue Date.  This Annuity  begins  making payments within 60 days of the Issue date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?

A variable  immediate  annuity is an  immediate  annuity  where  some or all of the  benefits  depend  upon the  performance  of the
Sub-Accounts and you assume the investment risk of such investment performance.

WHY IS THIS VARIABLE IMMEDIATE ANNUITY ADJUSTABLE?

This Annuity is adjustable  because (a) we adjust the Inheritance  Period and (b) there is an adjustment  feature which can increase
Annuity Payment Amounts if and when its Cash Value exceeds specified targets.

HOW DOES THIS ANNUITY GENERALLY DIFFER FROM OTHER VARIABLE IMMEDIATE ANNUITIES?

Most variable immediate  annuities offer periodic payments that increase or decrease depending solely on the investment  performance of one or more pools of  underlying  mutual fund  portfolios.  Changes to the Annuity  Payment  Amounts of this  variable  immediate annuity are designed to initially  depend on changes to the Inheritance  Period,  which depend on the investment  performance of one or more Portfolios.

We  designed  this  Annuity  to  provide  a  "cushion"  from  volatile  investment  performance.  As a result,  negative  investment performance  does not  automatically  result in a decrease  in the  Annuity  Payment  Amount each  month,  and  positive  investment performance  does not  automatically  result in an increase in the Annuity  Payment  Amount each month.  Generally,  other  variable immediate annuities do not contain such a "cushion."

Many variable  immediate  annuities offer the option to assure payments for a "certain"  period  regardless of whether the Annuitant is alive.  If that  option is elected,  that number of payments  are  reduced on a constant  basis over time.  In  comparison,  this
Annuity  automatically  includes an Inheritance  Period that looks like a "certain" period but does not change based solely on time.
We set the  Inheritance  Period  initially  when an Annuity  is  issued.  However,  as  opposed  to most  other  variable  immediate annuities,  the Inheritance Period in this Annuity subsequently varies, based on the Net Investment  Performance of the Annuity, the
Annuity  Payment  Amounts  being paid out, and the  increasing  age of the  Annuitant.  With each  Annuity  Payment,  the  remaining
Inheritance Period can decrease by one month, more than one month, less than one month, or can even increase.

HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL PROGRAMS?

This  variable  immediate  annuity  offers a guarantee  of income  payments for life.  This type of annuity  contract is designed to transfer to an insurance  company part of the risk of outliving  one's  assets.  Generally,  the insurer  charges the  purchaser for taking on the risk of this guarantee.  The difference  between this type of annuity contract and a systematic  withdrawal program is that this guarantee and the tax advantages provided are not available with a program of systematic withdrawals.

WHAT IS THE OPTIONAL GUARANTEE FEATURE?

This variable  immediate annuity offers a Optional  Guarantee  Feature that, if chosen,  guarantees that the Annuity Payment Amount, while the Annuitant is alive,  will not be less than the  Guaranteed  Annuity  Payment  Amount.  We charge an additional  amount for this feature (please refer to this Annuity's  "Summary of Fees and Charges").  If you select this optional  benefit,  the Guaranteed
Annuity Payment Amount will be available as of the Issue Date.  Once selected, this feature remains part of your Annuity.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-Account of American  Skandia Life Assurance  Corporation  Variable Account B (Class 7) or
(Class  8) (see  "What  are  Separate  Accounts"  for more  detailed  information).  Each  Sub-account  invests  exclusively  in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following chart classifies each of the  Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also provides a  description  of each  Portfolio's  investment  objective  (in italics)  and a short,  summary  description  of their key policies to assist you in determining  which Portfolios may be of interest to you. There is no guarantee that any underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated  ("ASISI"),  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios  available as  Sub-accounts  under the Annuity are managed by the same portfolio  advisor or sub-advisor as a retail  mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective and policies of the funds may be  substantially  similar, the actual  investments  made by the funds will  differ to  varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be substantial.  Details about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

====================================================================================================================================
IF YOU SELECT THE OPTIONAL  GUARANTEE  FEATURE NOT ALL OF THE PORTFOLIOS ARE AVAILABLE TO YOU.  INFORMATION  ABOUT WHICH  PORTFOLIOS
ARE NOT AVAILABLE UNDER THE OPTIONAL GUARANTEE FEATURE IS FOUND ON PAGE 29.
====================================================================================================================================

========================================================================================================================================
Effective  January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account  under the Annuity.  Owners of Contracts  issued on or before  January 18, 2000 may not allocate  additional  Account  Value or make  transfers  into the AST Janus
Small-Cap Growth Sub-account,  except that, Owners who had previously elected a bank drafting, dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.  However,  no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Contracts  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the Annuity.  Owners of Annuity  contracts  issued on or after March 16, 2001 will not be allowed to allocate Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuity  contracts issued before March 16,
2001,  and/or  their  authorized  financial  professionals,  will no longer be able to  allocate  additional  Account  Value or make transfers  into  the  Rydex  Nova,  Rydex  Ursa or Rydex  OTC  Sub-accounts.  Contract  Owners  and/or  their  authorized  financial professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer  Account Value into the Rydex  Sub-accounts at a later date. Bank drafting,  dollar cost  averaging,  asset  allocation and rebalancing  programs  that were  effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However, no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average       J. P. Morgan
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective  Investment Management
                    maturities of not more than 397 days.                                                                     Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to
       BOND         maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    government  bonds.  The Portfolio  will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. or foreign governments or their agencies and by foreign  authorities, provinces and municipalities.  Corporate bonds, mortgage- and asset-backed  securities may also be purchased.  The Sub-advisor  bases its investment  decisions on fundamental  market factors,
   GLOBAL BOND      currency trends,  and credit quality.  The Portfolio  generally  invests in countries where the      T. Rowe Price
                    combination of fixed-income returns and currency exchange rates appears attractive,  or, if the   International, Inc.
                    currency trend is  unfavorable,  where the  Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The  Portfolio  may also  invest  up to 20% of its  assets in the aggregate  in  below  investment-grade,  high-risk  bonds  ("junk  bonds").  In  addition,  the
                    Portfolio may invest up to 30% of its assets in mortgage-backed  (including  derivatives,  such as  collateralized  mortgage  obligations and stripped  mortgage  securities) and  asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
  EQUITY INCOME
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally
      GROWTH        invest in are those of seasoned  companies that are expected to show  above-average  growth and
        &           that the Sub-advisor believes are in sound financial condition.
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with Income:  seeks reasonable  current income and long-term  capital growth and income.  Under  normal  market  conditions,  the  Portfolio  invests  at least 65% of its total
      GROWTH        assets  in  common  stocks  and  related  securities,  such as  preferred  stocks,  convertible      Massachusetts
        &           securities and depositary  receipts.  The stocks in which the Portfolio  invests generally will    Financial Services
      INCOME        pay  dividends.  While the  Portfolio  may  invest in  companies  of any  size,  the  Portfolio         Company
     (Cont.)        generally  focuses  on  companies  with  larger  market  capitalizations  that the  Sub-advisor believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected  earnings  or cash  flow.  The  Portfolio  may  invest up to 20% of its net  assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen & Steers
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.     Alliance Capital
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Management, L.P.
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
    LARGE CAP       rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to
      EQUITY        maintain the approximately equal allocation.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products      Janus Capital
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The       Corporation
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.

    LARGE CAP
      EQUITY
     (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.

      ALL-CAP
      EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio
                    invests   primarily  in  common  stocks  of  mid-size  U.S.   companies  -  those  with  market
                    capitalizations  between $2 billion  and $15 billion at the time of purchase - but also has the flexibility to invest in other types of securities,  including  preferred  stocks,  convertible
                    securities  and bonds.  The core of the  Portfolio's  portfolio  is invested in  securities  of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  that show  accelerating growth,  driven by product cycles,  favorable  industry or sector  conditions and other factors that will lead to rapid sales and earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily  of equity  securities  that are trading at low  price-to-earnings  ratios,  as measured  against the stock market as a whole or
                    against  the  individual  stock's  own price  history.  Under  normal  market  conditions,  the    Wells Fargo Funds
                    Portfolio  invests  primarily in common  stocks of both large,  well-established  companies and     Management, LLC
                    smaller  companies  with market  capitalization  exceeding $50 million at the time of purchase.
                    The Portfolio may also invest in debt  instruments that may be converted into the common stocks of both U.S. and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by
                    normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized      Janus Capital
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual       Corporation
                    gross revenues of less than $500 million.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of      Zurich Scudder
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the    Investments, Inc.
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.

  INTER-NATIONAL
      EQUITY
     (Cont.)

                                                                                                                     -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds Europe 30 Index.  The ProFunds Europe 30 Index,  created by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Montgomery Asset
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.  Each  ProFunds  VP sector  Portfolio  will  concentrate  its  investments  in a  particular  industry or group of  industries  to approximately the same extent the applicable Index is so concentrated.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that  are  engaged  in  the  Internet  and  Internet-related  activities.  Portfolio      Kinetics Asset
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the     Management, Inc.
                    development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer
      SECTOR        products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.

      SECTOR
     (Cont.)

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's   INVESCO Funds Group,
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor           Inc.
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,   INVESCO Funds Group,
                    wireless   communications,   satellite   communications,   television  and  movie  programming,           Inc.
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Biotechnology:  seeks  daily  investment  results  that  correspond  to the  daily performance  of the Dow Jones  U.S.  Biotechnology  Index  ("Index").  The Index  measures  the
                    performance  of the  biotechnology  sector of the U.S.  equity  market.  The Portfolio  invests   ProFund Advisors LLC
                    primarily in equity  securities of, or in instruments that provide  exposure to,  biotechnology companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies  represented in this sector may include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Energy Sector Index  ("Index").  The Index measures the  performance of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Financial Sector Index ("Index").  The Index measures the performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Healthcare:   seeks  daily  investment   results  that  correspond  to  the  daily
                    performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance  of the  healthcare  sector  of the  U.S.  equity  market.  The  Portfolio  invests
                    primarily in equity  securities  of, or in  instruments  that provide  exposure to, health care   ProFund Advisors LLC
                    providers,  biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Real  Estate:  seeks  daily  investment  results  that  correspond  to  the  daily performance  of the Dow  Jones  U.S.  Real  Estate  Index  ("Index").  The Index  measures  the performance  of the real  estate  industry  sector of the U.S.  equity  market.  The  Portfolio
                    invests  primarily in equity  securities of, or in instruments  that provide exposure to, hotel   ProFund Advisors LLC
                    and resort  companies  and real estate  investment  trusts  (REITs) that invest in  apartments, office and retail properties.  REITs are passive  investment  vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily investment results that correspond to the daily performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S. equity market.  The Portfolio invests primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Telecommunications:  seeks daily  investment  results that  correspond to the daily performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Utilities Sector Index ("Index").  The Index measures the performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the
     STRATEGY       assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the   First Trust Advisors
                    greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and
                    financial instruments such as equity caps, collars,  floors and options on securities and stock   ProFund Advisors LLC
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex  Variable  Trust  - OTC:  seeks  to  provide  investment  results  that  correspond  to a benchmark  for  over-the-counter  securities,  currently  the NASDAQ 100 Index(TM),  by  investing principally  in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other  instruments  whose performance is expected to correspond to that of the Index,  Rydex Global Advisers and may engage in futures and options  transactions.  If the Portfolio  meets its objective the  (f/k/a PADCO Advisors
                    value of its  shares  will tend to  increase  by the amount of the  increase  in the NASDAQ 100        II, Inc.)
                    Index(TM).  However,  when the value of the NASDAQ 100  Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

FEES AND CHARGES

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charges:  Several  states and some  municipalities  charge  premium taxes or similar taxes on annuities.  The amount of tax will vary from  jurisdiction to  jurisdiction  and is subject to change.  Currently,  the state tax charge ranges from 0% to 3 1/2%. We will deduct the amount of any tax charge at the time your Premium is applied to the Annuity.

We may assess a charge against the Sub-Accounts equal to any taxes, which may be imposed upon the Separate Account.

Transfer Fee:  Currently,  you may make twenty (20) free  transfers  between  Sub-Accounts  each Annuity Year. We will charge $10.00 for each transfer after the twentieth in each Annuity Year.  Transfers  made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  transfer  limit.  For a  description  of these  programs see "Do You Offer Any
Automatic  Rebalancing  Programs?"  However,  all transfers made on the same day will be treated as one (1) transfer.  We may reduce the number of free  transfers  allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to transmit  your transfer  requests.  We may  eliminate  the Transfer Fee for transfer  requests transmitted electronically or through other means that reduce our processing costs.

WHAT CHARGES ARE DEDUCTED BY THE SEPARATE ACCOUNT?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-Accounts.  The charge is equal to 1.25% on an annual  basis,  or if the Optional  Guarantee  Feature is selected  the charge is 2.25% on an annual  basis.
The Insurance Charge is intended to compensate  American Skandia for providing the insurance  benefits under the Annuity,  including the risk  that  persons  we  guarantee  Annuity  Payments  to will  live  longer  than  our  assumptions.  The  charge  also  covers administrative  costs  associated  with  providing  the  Annuity  benefits,  including  preparation  of the  contract,  confirmation statements,  annual account  statements and annual  reports,  legal and accounting  fees, as well as various related  expenses.  The charge for the  Optional  Guarantee  Feature  covers our risk that the  Guaranteed  Annuity  Payment  Amount may be higher  than the
Annuity Payment Amount at any time the  Annuitant(s) is alive.  Finally,  the charge covers the risk that our assumptions  about the administrative  and  non-mortality  expenses under this Annuity are incorrect.  We may increase the portion of the Insurance  Charge for administrative costs.  However, any increase will only apply to an Annuity issued after the date of the increase.

We may reduce the  administrative  costs  portion  of the  Insurance  Charge  when an Annuity is sold to  individuals  or a group of individuals  in a manner that  reduces our  administrative  expenses  under the Annuity.  In reducing  this portion of the charge we consider among other things:  (a) the size and type of the group; (b) the number of annuities  purchased by an Owner; (c) the amount of  Premium;  and/or (d) other  transactions  where  administrative  expenses  are likely to be  reduced.  We will not  discriminate unfairly between Annuity purchasers if and when we reduce the administration portion of the Insurance Charge.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  More  detailed information  about fees and charges can be found in the  prospectuses  for the Portfolios.  Please also see "Service Fees Payable by
Underlying Funds".

PURCHASING YOUR ANNUITY

WHAT ARE THE REQUIREMENTS FOR PURCHASING THE ANNUITY?

Premium Payment:  You must make a minimum Premium payment of not less than $35,000.  We may allow a lower minimum Premium payment if the Annuity is  purchased as a settlement  option or an  annuitization  option from a deferred  annuity or a life  insurance  policy issued by us.

Any Premium in excess of  $1,000,000  will require  approval of our home office  before  issuing the Annuity.  We may apply  certain limitations and/or restrictions on the Annuity as a condition of our acceptance.

We may require certain  information before we issue an Annuity,  including,  but not limited to, evidence  satisfactory to us of the age of each Annuitant.

Once we agree to issue an Annuity,  we invest your Net  Premium  (and any  applicable  Credits) in the  Annuity.  The Net Premium is your Premium minus any Tax Charges that may apply.  We apply the Net Premium based on your  instructions  for allocating your Income
Base among one or more Sub-Accounts.

Age  Restrictions:  The  Annuitant(s)  may not be greater than age 85 on the Issue Date. If there is more than one Annuitant  named, the  youngest  Annuitant  may not be greater  than age 85 on the Issue Date.  The Issue Date age  restriction  does not apply to the
Annuity when it is used as an  annuitization  or  settlement  option from a deferred  annuity or a life  insurance  policy issued by
American Skandia.

Owner,  Annuitant,  and Beneficiary  Designations:  We require you to name the Owner(s),  Annuitant(s) and Beneficiary(ies) for your
Annuity.

|X|      Owner:  We  assume  the  Annuitant  is also the  Owner  unless  you  indicate  otherwise.  Similarly,  if there  are  joint
         -----
       Annuitants,  we assume each Annuitant is a joint Owner.  You may name more than one Owner in which case all ownership  rights are held jointly.  You may name a contingent  Owner.  Ownership  rights pass to such a contingent Owner upon the death (or in the case of an entity, the dissolution) of the Owner. Unless you indicate  otherwise,  no rights pass to any contingent Owner until the death (or dissolution) of all Owners.

       All ownership  rights pass to the Beneficiary as of the Inheritance  Date unless you instruct us that ownership should remain with any then  surviving  Owners.  If ownership  rights vest in a Beneficiary  and there is no prior  irrevocable  contingent
       Beneficiary  designation,  such  Beneficiary may name a person or entity to receive any remaining  Annuity Payments yet to be paid subsequent to such Beneficiary's death.

|X|      Annuitant:  The  Annuitant  is the person we agree to make  Annuity  Payments to and during  whose life we continue to make
         ---------
       such  payments.  You may name one or two  Annuitants.  The  Annuitant  can be, but does not have to be,  the Owner.  You must name an Annuitant  who is a natural  person.  Because our  assumptions  about  Annuity  Payments  are based on the age,  life expectancy, and where permitted gender of the Annuitant(s),  the Annuitant designation cannot be changed once your Annuity is issued.

|X|      Beneficiary:  The  Beneficiary(ies)  is/are the person(s) or entity(ies)  you name to receive any remaining  payments under
         -----------
       the Annuity if there is any  remaining  Inheritance  Period and if there is Cash Value due.  You may name one or more primary
       Beneficiaries and one or more contingent  Beneficiaries.  Payments to your Beneficiary(ies) will be made in equal proportions unless you notify us otherwise.  We will make payment to a contingent  Beneficiary if the primary Beneficiary dies before the
       Inheritance  Date. If no Beneficiary is alive as of the Inheritance  Date or you do not make a Beneficiary  designation,  any remaining  Annuity  Payments  will be made to you or your  estate.  Unless  you  indicate  otherwise,  no rights  pass to any contingent  Beneficiary  until the death (or  dissolution)  of all  Beneficiaries.  If Annuity  Payments  are being made to a
       Beneficiary  and the  Beneficiary  has not  named a person or  entity  to  receive  Annuity  Payments  during  any  remaining
       Inheritance  Period  subsequent to his or her death,  then such Annuity  Payments will be made to the  Beneficiary's  estate.
       Beneficiary designations can be changed unless the Owner requests that the designation be made irrevocable.

Your choice of Annuitant(s)  and  Beneficiary(ies)  can have significant tax  implications.  You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "Free-Look" right or "right to cancel.")

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period.  Depending on the state in which you purchased  your Annuity,  the right to cancel period  may be ten (10)  days,  twenty-one  (21) days or longer,  measured  from the time that you  received  your  Annuity.  If you exercise your right to return the Annuity,  we will refund your Income Base, less any Credits,  plus any Tax Charges deducted.  This amount may be higher or lower than your original  Premium.  Certain  states  require that we return your current  Income Base or the amount of your  initial  Premium,  whichever  is greater.  The same rule applies to an Annuity that is purchased as an IRA. In those states  where we are required to return the greater of your Premium or Income  Base,  we will  allocate  your Income Base to the AST
Money Market Sub-Account  during the right to cancel period and for a reasonable  additional amount of time to allow for delivery of your  Annuity.  If you exercise  your right to return the Annuity,  we will not return any Credits we applied to your Annuity  based on your Premium (see below).  If you are using the Annuity as an  annuitization  or settlement  option from a deferred  annuity or a life insurance policy issued by American Skandia, you do not have a right to cancel.

WILL I RECEIVE CREDITS ON MY PREMIUM?

We may credit additional  amounts to your Annuity based on the age of the youngest  Annuitant on the Issue Date. Credits are applied as a  percentage  of the  Premium as shown in the table  below.  Any such Credit  will  increase  the amount that is applied to your
Annuity when determining the value upon which we base your Annuity Payments.

                                         ---------------------------------- --------------------
                                                  Annuitant's Age             Credit Amount*
                                         ----------------------------------

                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 59 and below                           3%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 60 through Age 65                      2%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 66 through Age 71                      1%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 72 and older                           0%
                                         ---------------------------------- --------------------
                                             *  as a percentage of the Premium.

Credits are provided in higher  amounts for younger  Annuitants  primarily to reflect the duration of time that the Company  expects to collect  expenses during which Annuity  Payments are paid.  These credits are provided in lieu of varying the annuity's  expenses to  primarily  reflect  the  expected  different  persistency  rates of the  Annuitants'  ages.  The life  expectancies  of  younger
Annuitants are greater than older  Annuitants.  Consequently,  credits are aimed at offsetting a portion of the Insurance Charge for these younger  Annuitants  since we are deducting the Insurance  Charge which is a fixed annual  percentage  amount  deducted daily, during this extended period of time.

Credits are provided from our general  account.  Currently,  Credits are applied to all Annuities;  although we reserve the right to cease applying Credits for Annuities sold in the future.  Any such decision will not effect your Annuity.

How are credits applied to my Annuity?
Any  Credits  are  applied to your  Annuity at the time the  qualifying  Net  Premium is applied to your  Income  Base.  Credits are allocated to the investment options in the same ratio as the applicable Net Premium is applied.

|X|      Any Credits  applied to your Annuity can be recovered by us if you elect to "Free-Look"  your Annuity.  The amount returned to you will not include any Credits.
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes (see "Tax Considerations").

MANAGING YOUR ANNUITY

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN SUB-ACCOUNTS?

You may make transfers  between  Sub-Accounts.  Transfers are not subject to taxation on any gain. We currently  limit the number of
Sub-Accounts you can invest in at any one time to twenty (20) or, if asset  allocation is required,  the number of categories in the asset  allocation  model.  We may require a minimum of $500 in any Sub-Account to which you allocate your Income Base at the time of any  allocation  or  transfer.  If you  request a transfer  and, as a result of the  transfer,  there would be less than $500 in the
Sub-Account,  we may transfer the remaining  Income Base in the  Sub-Account pro rata to the other  investment  options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

We retain the right to charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing or third party investment  advisory  service which you have authorized.  All rebalancing transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of  transfers  each year  towards  the  maximum of 20 free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to transmit your transfer requests.  We may eliminate the Transfer Fee for transfer requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios  that the purchase or redemption of shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is  deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total  assets of a  particular  Portfolio.  Under such a  circumstance,  we will  process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

If you select the Optional Guarantee Feature,  you may only make transfers within the asset allocation model categories  included in the Asset Allocation Program, described below.

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?

You may authorize your financial  representative to decide on the allocation of your Income Base and to make financial  transactions between investment  options while you are living,  subject to our rules.  However,  we can suspend or cancel these privileges at any time. We will notify you if we do. We may restrict the  available  investment  options if you  authorize a financial  representative to make  transfers for you. We do this so that no financial  representative  is in a position to control  transfers of large amounts of money  for  multiple  clients  into or out of any of the  Portfolios  that  have  expressed  concern  about  movement  of a large proportion of a Portfolio's assets.

We may also impose specific  restrictions  on financial  transactions  for certain  Portfolios  based on the Portfolio's  investment restrictions.  As of the date of this  Prospectus,  we have  established  a different  "cut-off  time" by which we must  receive all financial  transactions  for the  portfolios of Rydex Variable Trust and ProFunds VP.  Financial  transactions  involving a Rydex or
ProFunds VP  Sub-Account  must be received by us no later than one (1) hour prior to any  announced  closing time of the  applicable securities  exchange  (generally  3:00 p.m.  Eastern  time) to be processed on the current  Valuation  Day. The  "cut-off"  time for financial  transactions  involving a Rydex or  ProFunds VP  Sub-account  will be extended to1/2hour prior to any  announced  closing
(generally,  3:30 p.m.  Eastern  time) for  transactions  submitted  electronically  through  American  Skandia's  Internet  website
(www.americanskandia.com).  If you  request a  transaction  involving  the  purchase or  redemption  of units in one of the Rydex or
ProFunds VP  Sub-Accounts  after the  applicable  "cut-off"  time, we will deem your request as received by us on the next Valuation
Day.  You may be required to submit a new request on the following day.

We, or an affiliate of ours, may provide administrative support to licensed,  registered financial  professionals who make transfers on your behalf.  These  financial  professionals  may be firms or persons who also are appointed by us as authorized  sellers of the
Annuity.  However,  we do not offer you advice about how to allocate  your Income Base.  Any financial  professionals  you engage to provide  advice and/or make  transfers for you is not acting on our behalf.  We are not  responsible  for any  recommendations  such financial  professionals  make, any market timing or asset allocation  programs they choose to follow or any specific transfers they make on your behalf.

AM I REQUIRED TO PARTICPATE IN THE ASSET ALLOCATION PROGRAM?

If you chose the Optional  Guarantee  Feature,  your Net Premium (plus any  applicable  Credit) is allocated in  accordance  with an asset  allocation  model we select,  and your Income Base must be  allocated  in  accordance  with such a model.  We may use a model developed  and  maintained  by us or we may elect to use a model  provided by an  independent  third party.  We reserve the right to change the model at any time.

The model we use will identify a number of asset categories in which your Income Base must be allocated (e.g.,  equities,  debt, and cash).  You must allocate  Income Base to eligible  Sub-accounts  for each separate  category.  We reserve the right to require that you use only one eligible Sub-account at a time to complete each category.

We determine  which  Sub-accounts  are eligible for each category or we may elect to follow the  recommendations  of an  independent third party.  We may at any time make new  determinations  as to which  Sub-accounts  are eligible for each  category.  We may do so for a variety of reasons  including,  but not limited to, a change in the  investment  objectives  or  policies of a  Portfolio,  or failure,  in our sole  determination,  of such Portfolio to invest in accordance with its stated  investment  objective or policies.
If we  determine  that a  Sub-account  is no longer  eligible  for that  category,  we will  notify you at least 30 days  before the
Sub-account is unavailable.

You may  transfer  Income Base  maintained  in an asset  category to any other  eligible  Sub-account  within  that  category.  Such transfers are counted towards the number of free transfers available under the Annuity.

At the beginning of each calendar quarter,  we rebalance the Income Base among categories  according to the then current percentages for the asset  allocation  model.  We expect that the  current  percentages  for each  category  may change  from time to time.  Any change in the current percentages will become effective no later than the regularly  scheduled  rebalancing of Income Base occurring on or immediately after the date of the change.

Under the  Optional  Guarantee  Feature,  the  Sub-Accounts  that  invest in the  Portfolios  in the table below  currently  are not available. All other Sub-Accounts and Portfolios currently are available for your investment.

      ---------------------------------------------------------------------------------------------------------------------
                                              UNDERLYING PORTFOLIOS NOT AVAILABLE
                                                WITH OPTIONAL GUARANTEE FEATURE
      ---------------------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------ --------------------------------------------------------
           AST Scudder Japan                                            ProFund VP UltraSmall-Cap
           AST Kinetics Internet                                        ProFund VP UltraOTC
           AST T. Rowe Price Natural Resources                          ProFund VP OTC
           AST Cohen & Steers Realty                                    ProFund VP Bear
           Montgomery Variable Series - Emerging Markets                ProFund VP Bull Plus
           Rydex Variable Trust - Nova                                  ProFund VP Beiotechnology
           Rydex Variable Trust - Ursa                                  ProFund VP Energy
           Rydex Variable Trust - OTC                                   ProFund VP Financial
           INVESCO Funds VIF Technology                                 ProFund VP Healthcare
           INVESCO Funds VIF Health Sciences                            ProFund VP Real Estate
           INVESCO Funds VIF Financial Services                         ProFund VP Technology
           INVESCO Funds VIF Telecommunications                         ProFund VP Telecommunications
           INVESCO Funds VIF Dynamics                                   ProFund VP Utilities
           ProFund VP Europe 30                                         First Trust(R)10 Uncommon Values
      ------------------------------------------------------------ --------------------------------------------------------

DO YOU OFFER ANY OTHER AUTOMATIC REBALANCING PROGRAMS?

Yes,  if you do not  elect  the  Optional  Guarantee  Feature,  we offer an  automatic  rebalancing  program  that can  periodically reallocate  your  Income Base among the  Sub-Accounts  you choose.  You can choose to have your  Income  Base  rebalance  quarterly, semi-annually,  or annually.  On the appropriate date, your  Sub-Accounts are rebalanced to the allocation  percentages you request.
If you request a transfer from or into any Sub-Account that is part of the automatic  rebalancing  program,  we will ask if you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing  percentages in accordance with the transfer request unless we receive alternate instructions from you.

ACCESS TO CASH VALUE

MAY I SURRENDER ALL OR PART OF MY ANNUITY?

Yes. As long as the  Annuitant is alive,  you may  surrender  all of the Annuity for its Cash Value,  if any. You also may surrender a portion of your  Annuity (a minimum of $1,000 is required) as long as the  Annuitant is alive and the Cash Value  remaining  after the partial  surrender  is at least  $5,000.  The Cash Value,  if any, is always less than the Income  Base.  If you elect a partial surrender  of the  Annuity  we will apply the  surrender  pro-rata  among all  Sub-Accounts  where you are  invested.  Such  partial surrender  will reduce  proportionately  all the Annuity's  Contract and Cash Values,  but will not effect the  Inheritance  Period.
This  includes the  Guaranteed  Annuity  Payment  Amount if you selected the Optional  Guarantee  Feature.  We may request  evidence satisfactory  to us that the  Annuitant is alive and other  information  to process the  surrender  request (see  "Requirements  for
Surrender").

You may elect to return  the  Annuity  during the  Free-Look  period.  For  additional  information  about  surrendering  during the
Free-Look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY INHERITANCE PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL SURRENDER?

No.  If your Annuity has no Inheritance Period you may not make a full or partial surrender because there is no Cash Value.

Requirements for a Full or Partial Surrender:  We must receive at our Office:
(a) a request in writing;
(b) the Annuity; and
(c) necessary representations in writing regarding tax withholding.

ANNUITY BENEFITS

What are the benefits of this annuity?

The Annuity provides  Annuity  Payments for the life of the Annuitant,  and a guarantee that Annuity Payments will be payable during any  remaining  Inheritance  Period as of the  Inheritance  Date,  even though no  Annuitant  is living.  If you choose the Optional
Guarantee Feature,  the Annuity provides an additional  benefit: a guarantee that, while the Annuitant is alive, the Annuity Payment
Amount will not be less than the initial Guaranteed Annuity Payment Amount.

The following are key terms we use when describing the benefits of this Annuity:

Adjustment is a change to the Annuity's benefits that occurs if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

Annuity Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitants and will depend on the Benchmark  Rate, the Inheritance
Period,  the Annuitant's  attained age and where permitted by law,  gender.  We may use different  factors for different  classes of
Annuities.

Benchmark Rate is an assumed rate of return used in determining  the Annuity  Factors and the Schedule of Units.  The Benchmark Rate
is  currently  4% but we may use a  different  rate for  different  classes  of  purchasers.  The  Benchmark  Rate for the  Optional
Guarantee  Feature is currently 3% but we may use a different rate for different  classes of  purchasers.  The Benchmark Rate is set forth in the schedule page of your Annuity.

Cash Value Trigger is an amount we use to determine  whether an Adjustment must be made to your Annuity's  values.  The initial Cash
Value  Trigger is a percentage of the Premium,  generally 85% of Premium,  and always equal to the Cash Value of your Annuity on the
Issue Date.  We reserve the right to change the Cash Value Trigger at any time.

Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the Inheritance
Date refers to the death of the last surviving Annuitant.

Inheritance  Period,  as discussed in the "Glossary of Terms," is a variable  period of time during which  Annuity  Payments are due whether or not the Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

Schedule of Units is a schedule  for each  Sub-Account  of how many Units are  expected to fund your  Annuity's  benefits as of each
Annuity  Payment  Date.  The  schedule  initially  is  assigned on the Issue Date and is based on the portion of the Net Premium you allocate to a  Sub-Account,  the  Benchmark  Rate,  and  Annuity  Factors.  Subsequently,  the  Schedule  of Units is  adjusted  for transfers, Adjustments, or partial surrenders.

HOW DO WE CALCULATE YOUR ANNUITY PAYMENT?

This Annuity  attempts to cushion the Annuity Payment Amount from the immediate impact of Sub-Account  performance.  This means that positive market  performance  will not always increase the Annuity Payment Amount,  and negative market  performance will not always decrease the Annuity  Payment Amount.  We accomplish  this cushion through a  "stabilization"  process.  The  stabilization  process adjusts the length of the  Inheritance  Period while generally  maintaining a level Annuity  Payment  Amount.  When values under the
Annuity  exceed a trigger,  then an  Adjustment is made to increase the Annuity  Payment  Amount and decrease the Cash Value and the
Inheritance  Period.  Adjustments  do not change the Income Base of the  Annuity.  If the  Inheritance  Period  reaches zero and the
Annuitant  is still  alive,  Annuity  Payments  will  continue.  The Annuity  Payment  Amount  will vary  depending  on  Sub-account performance.

Initial Annuity Payment
The initial Annuity Payment Amount is calculated  based on the Schedule of Units  multiplied by the Unit Values on the Issue Date of the Annuity.  We calculate this value when we issue the Annuity and this is the amount payable on the first Annuity Payment Date.

Subsequent Annuity Payments
The amount of Subsequent  Annuity  Payments are determined one month in advance.  On the Annuity Payment Date, based on your current allocations, we calculate the Inheritance Period and the Cash Value. We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable Annuity  Payment
              Amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-Account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-Account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  Annuity  Payment
              Amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

The next Annuity  Payment  Amount on each  Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         INHERITANCE PERIOD GREATER THAN ZERO

         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  Adjustment.  The next Annuity  Payment  Amount is
                                       ---
         equal to the then current Annuity Payment Amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level Annuity Payment Amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  Adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  Annuity  Payment Amount  becomes the new stabilized  payment amount until there is an Adjustment or the Inheritance Period becomes equal to zero.

         INHERITANCE PERIOD EQUAL TO ZERO

         If the  Inheritance  Period is equal to zero,  the Annuity does not have any Cash Value.  Annuity  Payments  will  continue until the  Inheritance  Date;  however,  the Annuity Payment Amount may fluctuate each Annuity Payment Date with changes in
         Unit Values.  The next Annuity  Payment Amount is established  equal to the number of Units  scheduled to be paid under the
         Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have  selected  the  Optional  Guarantee  Feature,  the  Annuity  Payment  Amount  will not be less than the initial
         Guaranteed Annuity Payment Amount.
------------------------------------------------------------------------------------------------------------------------------------

CAN I CHANGE THE CASH VALUE TRIGGER?

Unless you have selected the Optional Guarantee  Feature,  you can adjust the Cash Value Trigger to 25%, 50%, or 75% of the original
Cash Value Trigger on any Annuity Payment Date.

Reducing the Cash Value Trigger  increases the likelihood  that your Annuity  Payment Amount will  increase.  However,  reducing the
Cash  Value  Trigger  may also  result in using more Units to  generate  the larger  monthly  payment.  This can also  decrease  the
Inheritance  Period more rapidly to support the higher Annuity Payment Amount during periods of poor market  performance,  which may effect the stability of future Annuity  Payments.  Any  Adjustment to the Cash Value Trigger is permanent  although you may continue to decrease the trigger in the future to 25% of the  original  Cash Value  Trigger.  If you have  selected  the  Optional  Guarantee
Feature, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

CAN YOU ILLUSTRATE HOW ANNUITY PAYMENTS ARE MADE?

Shown below are examples of this  Annuity,  as a  non-qualified  annuity,  without the Optional  Guarantee  Feature or Credits under different  hypothetical  interest  rate  scenarios  for a randomly  chosen male and female aged 65 with a 4% Benchmark  Rate,  and a
$50,000  Premium  amount.  We have  deducted  all  fees and  charges  under  this  Annuity  in  these  examples.  These  values  are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of this  Annuity,  as a  non-qualified  annuity  without  Credits,  with the  Optional  Guarantee  Feature  under different  hypothetical  interest  rate  scenarios  for a randomly  chosen male and female aged 65 with a 3% Benchmark  Rate,  and a
$50,000  Premium  amount.  As in the above  examples we have  deducted  all fees and charges  under this  Annuity.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial Annuity Payment will be on a date of your choice of the 1st through the 28th day of the  calendar  month  following  the 30th day after the Issue Date of this  Annuity.  The Annuity
Payment Date may not be changed after the Issue Date.

MAY I CONVERT ANNUITY PAYMENTS TO FIXED PAYMENTS?

Yes.  You may convert to fixed  Annuity  Payments  but only after two (2) years from the  Annuity's  Issue Date.  Before any Annuity
Payment  Date after this period,  you may make an  irrevocable  election to convert to fixed  Annuity  Payments.  If you elect fixed payments,  on each Annuity  Payment Date you will receive a fixed amount that will not vary with investment  performance.  The value of these payments depends on the Income Base at the time of the conversion,  the then current  Inheritance  Period,  the Annuitant's age,  gender (where  permitted),  and an assumed  interest rate of not less than 3% per year. The subsequent  Annuity Payment Amount may be greater than,  equal to, or less than the current  Annuity  Payment  Amount.  The  Inheritance  Period on conversion  will be fixed and  subsequently  reduced by one month each month.  However,  after you have  elected this option under this Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?

We make Annuity Payments to the Annuitant.  Subject to our rules, we may accept your  instructions to forward Annuity Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHAT HAPPENS WHEN THE OWNER DIES?

If any Owner dies before the Annuity Date,  the Annuity will end and the Cash Value will be payable to the  Beneficiary(s)  after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If Annuity  Payments are to be paid to a Beneficiary,  Annuity  Payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

IF ANNUITY  PAYMENTS ARE TO BE PAID TO A BENEFICIARY,  WHAT  DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE ANNUITY
PAYMENTS BE PAID TO THE BENEFICIARY?

We make Annuity  Payments to the  Beneficiary.  Each month we pay the current number of Units scheduled to be paid multiplied by the current Unit Value.  The number of Units are  determined as of the  Inheritance  Date and can only change as a result of a transfer.
As of the Inheritance Date, the length of the Inheritance  Period no longer depends on investment  performance.  At that point it is fixed and subsequently decreases by one each month.  Once the Inheritance Period ends, the Annuity terminates.

If there is an  Inheritance  Period  remaining  as of the  Inheritance  Date,  the  Beneficiary  may elect to receive the Cash Value instead of Annuity  Payments if,  before the  Inheritance  Date,  you did not elect,  in writing,  to prohibit  commutation  and all
Beneficiaries  agree in writing to such  commutation.  All requirements  that would otherwise apply for Annuity Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?

Requirements  for Annuity  Payments  While the  Annuitant  is Alive:  We must  receive at our office  necessary  representations  in writing regarding tax withholding.  We also require,  from time-to-time,  evidence in writing  satisfactory to us that the Annuitant is  alive.  We may  withhold  Annuity  Payments  until we  receive  our  requirements  or until we  receive  in  writing  due  proof satisfactory to us of the Annuitant's  death.  Such withheld  Annuity  Payments will be maintained in our general  account.  We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless  otherwise  required by law.
Should we subsequently  receive the applicable  requirements,  we will pay the withheld Annuity Payments plus any interest  credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

Requirements for Annuity Payments Payable to the Beneficiary:  We must receive at our Office:
|X|      due proof  satisfactory  to us in writing of the death of all  Annuitants  and,  if  applicable,  no Owner died  before the
         Annuity Date;
|X|      the Annuity; and
|X|      all  representations,  in writing,  that we require or which are mandated by  applicable  law or  regulation in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

Once Annuity Payments begin to be paid to a Beneficiary,  we may require, from time-to-time,  evidence in writing satisfactory to us that a natural  person who is a Beneficiary  is alive.  We may withhold  Annuity  Payments  until we receive such  requirements,  or until we receive in writing due proof  satisfactory  to us of such  Beneficiary's  death. We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless otherwise  required by law. Should we subsequently  receive our requirements,  we will  pay the  withheld  Annuity  Payments  plus  any  interest  credited  in a lump  sum for the  benefit  of the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES

The payees of an  Annuity  Payment,  Cash  Value,  or a partial  or full  surrender  may  provide us with an account at a  financial institution  to which we may  electronically  forward  such  payments.  Subject to our rules,  we may, as a  convenience,  forward a payment  for an  Annuitant,  Owner,  or  Beneficiary  (or a person  selected  to  receive  remaining  Annuity  Payments  after  such
Beneficiary's  death) to an account  for the  benefit of an  alternate  person or entity.  We must  receive  the  request to forward payments to such alternate person or entity in writing from the person or entity that then has ownership rights.

We pay Annuity Payments to the Annuitant first  designated on any application  unless you instruct us to forward Annuity Payments to any other named Annuitant.  We forward any partial or full surrender to the Owner unless you instruct us otherwise.

Before the  Inheritance  Date,  we may split Annuity  Payments  among all the  recipients  if requested by the Owner in writing.  We reserve the right to limit the number of payees.  If a split  payment has been  selected and one of any several joint payees die but other joint payees survive;  and we receive proof  satisfactory to us of such death,  any subsequent  Annuity Payments will be split pro rata among  accounts for the  surviving  payees.  Such split  Annuity  Payments can be  terminated  by the Owner by forwarding a request to us in writing before the Inheritance Date.

Any amounts due on or after the  Inheritance  Date will be split among any named  Beneficiaries  in accordance  with the Beneficiary designation.  However,  currently  we will not  accept an  instruction  to pay part as a lump sum and part as Annuity  Payments.  We will pay the lump sum and our liability  under the Annuity will  terminate if no election is received in writing by us at our Office before the Inheritance Date or if, as of the Inheritance Date, multiple  Beneficiaries  cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?

Following is a brief  summary of some of the federal tax  considerations  relating to this  Annuity.  Since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not comprehensive nor is it tax advice.  You may wish to consult a professional tax advisor for tax advice.

TAXATION OF AMERICAN SKANDIA AND THE SEPARATE ACCOUNT?

The Separate  Account is taxed as part of American  Skandia which is taxed as a life  insurance  company  under  Subchapter L of the
Code.  Accordingly,  the Separate  Account is not separately  taxed as a "regulated  investment  company" under  Subchapter M of the
Code.  Investment  income and any realized  capital gains on the assets of the Separate  Account are  reinvested  and are taken into account in determining the value of the Units.  As a result,  such investment  income and realized  capital gains are  automatically applied to increase reserve under the Annuity.

Currently no taxes are due on interest,  dividends  and  short-term or long-term  capital gains earned by the Separate  Account with respect to the Annuity.

HOW ARE IMMEDIATE ANNUITIES TREATED UNDER THE TAX CODE?

Section 72 of the Code  governs the taxation of annuities in general.  Taxation of an immediate  annuity is largely  dependent  upon whether it is used in a qualified  pension or profit sharing plan or other  retirement  arrangement  eligible for special  treatment under the Code.

Pursuant to Section 72(s) of the Code,  an annuity must provide for certain  required  distributions  after the date of death of any
Owner.  In addition,  pursuant to Section 72(u) an annuity will be considered an immediate  annuity if it is purchased with a single premium,  Annuity  Payments  commence within one year from the date of the purchase,  and the Annuity provides for a series of equal payments no less  frequently than annually during the Inheritance  Period.  Based on our  understanding  of tax law, we believe that the Annuity meets these  requirements  and would be considered an immediate  annuity for the federal  income tax purposes  except as otherwise noted below under "Special concerns regarding immediate annuities".

HOW ARE ANNUITY PAYMENTS TAXED?

Distributions  from an annuity are taxed as ordinary income and not as capital gains.  Generally,  a portion of each Annuity Payment will be excluded from income as a return of  investment in the contract,  until the entire  investment  has been  returned.  Special rules apply if amounts paid in any year are less than the expected return of investment.

"Investment  in the contract" is equal to the total Premium paid for the contract minus any previous  distributions  (or portions of distributions)  from such  contract  that were not  includible  in gross  income.  "Investment  in the  contract" may be affected by whether an annuity was purchased as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section
1035 of the Code.

The portion of each Annuity  Payment that  represents  "investment  in the  contract" is excluded  from gross  income.  When Annuity
Payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the portion of
Annuity  Payments  excluded from taxable income  pursuant to the exclusion  ratio does not exceed the  "investment in the contract,"
then the remaining  portion of  unrecovered  investment is allowed as a deduction on the  decedent's  final income tax return in the tax year of such death.

HOW ARE DISTRIBUTIONS OTHER THAN ANNUITY PAYMENTS TAXED?

The portion of  distributions  considered  to be  "amounts  not  received as an  annuity,"  such as a full  surrender  or a lump sum alternative  after the  Annuitant's  death,  in excess of any  remaining  investment  in the  contract  is treated as "income on the contract" and  includible  in gross income.  The amount of the  distribution  exceeding  "income on the contract" is not included in gross  income.  "Income  on the  contract"  for an  annuity  would be  computed  by  subtracting  from the  value of the  taxpayer's
"investment  in the  contract"  (which is an amount  equal to total  payments for the contract  less any previous  distributions  or portions  thereof from such  contract not included in gross  income).  "Investment  in the  contract"  may be affected by whether an annuity was  purchased as part of a tax-free  exchange of life  insurance or annuity  contracts  under  Section 1035 of the Code. We believe  there is some  uncertainty  regarding  the manner in which the IRS would apply the Code and the  regulations  thereunder to partial  surrenders.  For reporting  purposes,  we will treat partial  surrenders as generally  coming first from any "income on the contract".

We believe  that  "investment  on the  contract"  does not include the Premium  paid for  "related  contracts"  under this  Annuity.
"Related  contracts"  mean all  annuity  contracts  or  certificates  (other  than  certain  contracts  owned in  connection  with a tax-qualified  retirement  arrangement)  for which the  taxpayer is the  beneficial  owner and which are issued by the same  insurer within the same calendar year,  irrespective of the named annuitants.  "Related  contracts" are treated as one annuity contract when determining  the taxation of  distributions  before  annuitization.  While it is clear that "related  contracts"  include  contracts prior to when annuity  payments begin,  there is some  uncertainty  regarding the manner in which the Internal Revenue Service would view "related  contracts" when one or more contracts are immediate  annuities or are contracts that have been annuitized.  We do not believe  "related  contracts"  include  immediate  annuities  or  annuities  for which  annuity  payments  have  begun.  If "related contracts"  include immediate  annuities or annuities for which annuity payments have begun, then "related  contracts" would have to be taken into  consideration  in  determining  the taxable  portion of each  annuity  payment  (as  outlined in the "How Are Annuity
Payments Taxed?"  subsection  above) as well as in determining the taxable portion of distributions  from an annuity or any "related contracts"  before annuity  payments have begun.  The Internal  Revenue Service has not issued guidance  clarifying this issue as of the date of this  Prospectus.  We cannot  guarantee  that  immediate  annuities or annuities for which  annuity  payments have begun could not be deemed to be  "related  contracts".  You are  particularly  cautioned  to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  immediate  annuities:  The  Internal  Revenue  Service  has ruled that the 10% penalty  applicable  to
"non-qualified"  immediate  annuities will apply to annuity payments under a contract recognized as an immediate annuity under state insurance law but not under  Section 72 (u) of the Code in an exchange  situation  where the Premium for the exchanged  contract was paid, or deemed to have been paid, more than one year prior to the first annuity payment  payable under the immediate  annuity;  and the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

We believe Annuity  Payments are not subject to the 10% penalty because they meet the  substantially  equal payment  exception under
Section 72(q) (relating to  non-qualified  contracts) or 72(t) (relating to tax qualified  retirement  plans or qualified  contracts including individual  retirement  annuities).  If these types of programs provided by us and other insurance companies are deemed by the Internal Revenue Code not to meet the substantially  equal periodic payments  exception in Section 72(q) or Section 72(t) of the
Code and you do not meet any of the other exceptions under the Code, you may be subject to the 10% penalty described above.

Distributions, other than Annuity Payments, from the Annuity may be subject to a penalty equal to 10% of the amount includible in gross income plus interest, unless an exception applies.  The penalty, if applicable, may apply to all previous distributions and
Annuity Payments.

Special rules in relation to tax-free  exchanges  under Section 1035:  Section 1035 of the Code permits certain  tax-free  exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If the Annuity is purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased prior to August 14, 1982,  then any  distributions  other than as annuity payments will be considered to come:

|X|      First,  from the amount of any remaining  "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  Premium  payments  made prior to August 14, 1982
       (including income on such original Premium after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the remaining "investment in the contract."

Therefore,  to the extent a  distribution  is equal to or less than the  "investment in the contract" made prior to August 14, 1982, such amounts are not included in taxable income.  Further,  distributions  received that are considered to be a return of investment on the  contract  from  Premium made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a partial  exchange.  In addition,  it is unclear how the IRS will treat a partial exchange from a life insurance,  endowment, or annuity contract into an immediate  annuity.  As of the date of this prospectus,  we will treat a partial  surrender of this type involving a non-qualified  annuity contract as a "tax-free"  exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and withholding  agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial surrenders as tax-free  exchanges and may report them as taxable  distributions to the  extent  of any gain  distributed  as well as  subjecting  the  taxable  portion  of the  distribution  to the 10% IRS  early distribution  penalty.  We strongly urge you to discuss any  transaction of this type with your tax advisor before  proceeding  with the transaction.

ARE THERE TAX CONSIDERATIONS FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?

There are various types of tax-qualified  retirement  plans and qualified  assets for which the Annuity may be suitable.  Generally, this Annuity may be useful to meet income  obligations under such plans and arrangements,  or for taking  distributions,  because of the  benefits  provided by the Annuity and because the Annuity is a single  premium  product.  Therefore,  in many cases,  using the
Annuity in conjunction  with a qualified plan or arrangement  may require a transfer or "roll over" from an existing  qualified plan or  arrangement.  Before  purchasing  the Annuity for use with a qualified  plan or  arrangement,  you should  obtain  competent tax advice  about the tax  treatment  and the  suitability  of such an  investment.  American  Skandia  does not offer  the  Annuity  in connection with all types of tax-qualified retirement plans and arrangements.

Corporate  Pension and  Profit-sharing  Plans: The Annuity may be used to fund employee  benefits of various  corporate  pension and profit-sharing  plans established by corporate  employers under Sections 401(a) and 401(k) of the Code.  Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan.

H.R. 10 Plans:  The Annuity may also be used to fund benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their employees.  These are commonly known as "H.R. 10 Plans" or "Keogh Plans".

Tax Sheltered  Annuities:  Under Section 403(b) of the Code a tax sheltered  annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee until distributions are made from the TSA. We do not permit loans from a TSA.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes eligibility requirements as well.

Individual  Retirement  Programs or "IRA":  Section 408 of the Code allows eligible  individuals to maintain an IRA. The Annuity may be used to receive "roll-over" distributions from certain tax-qualified retirement plans and maintain their tax-deferral.

Roth IRAs:  A form of IRA is also available called a "Roth IRA".  Contributions to a Roth IRA are not tax deductible.

SEP IRAs:  Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions  from qualified  annuities are subject to a penalty equal to 10% of the amount  includible in gross income,  unless an exception  applies.  We believe that the exception for  substantially  equal periodic payments noted in Section  72(t)(2)(A)(iv)  of the Code applies to Annuity Payments as noted above,  under "Special concerns regarding  immediate  annuities." We also believe that the penalty does not apply to any lump sum paid to a Beneficiary under a qualified annuity.

Distributions,  other than  Annuity  Payments,  from a  qualified  annuity  may be  subject to a penalty  equal to 10% of the amount includible  in gross income plus  interest,  unless an exception  applies.  The penalty,  if  applicable,  may apply to all previous distributions and Annuity Payments.

If required by law or regulation,  once each calendar year, we will determine  whether an amount in addition to your Annuity Payment
Amount is payable.  We do this so that your  Annuity  may  satisfy  the  required  minimum  distribution  rules  pursuant to Section
401(a)(9) of the Code. If we determine  that an  additional  amount is payable,  the  additional  payment  amount will be calculated based on the Income Base.  Units of the Income Base will be redeemed to fund the additional payment amount.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the  contract.  We believe the  Portfolios  should comply with the terms of these regulations.

Transfers  Between  Sub-Accounts:  Transfers  between  Sub-Accounts  are not  subject  to  taxation.  The  Treasury  Department  may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments  underlying such variable annuity.  It is unclear whether such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also unclear what effect,  if any, such guidelines may have on transfers between the Sub-Accounts offered pursuant to this Prospectus.  We will take any action,  including  modifications to your Annuity or the Sub-Accounts, required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain distributions,  including rollovers,  from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes.  This will not apply to:
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated  beneficiary  under such plan (all
     Annuity Payments before the Inheritance Date meet this exception); and
|X|      certain other distributions where automatic 20% withholding may not apply.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  Federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal  estate or gift tax rules.  There is an aggregate $1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a  confirmation  statement to you each time a transaction  is made  affecting  Income Base, transfers,  or  withdrawals.  We send monthly  statements  reflecting the processing done each Annuity Payment Date except after any conversion to fixed  payments.  Before any  conversion,  we also send periodic  statements  detailing  the activity  affecting  your
Annuity during the calendar  quarter.  You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional report.  You should review the information in these statements carefully.

All errors or  corrections  must be  reported  to us at our home office as soon as  possible  to assure  proper  accounting  to your
Annuity.  For transactions  that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the  confirmation.  For  transactions  that are only confirmed on the quarterly  statement, we assume all  transactions  are  accurate  unless you notify us within 10 days from the date you receive the  quarterly  statement.
All transactions  confirmed  immediately or by quarterly  statement are deemed conclusive after the applicable 10-day period. We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available  electronically  through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., whose  ultimate  parent  is  Skandia  Insurance  Company  Ltd.,  a  Swedish  company.  American  Skandia  markets  its  products  to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC; (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC;  (c) certain  group variable  annuities  that are exempt from  registration  with the SEC that serve as funding  vehicles for various types of qualified pension and profit  sharing  plans;  (d) a single  premium  variable  life  insurance  policy that is  registered  with the SEC; (e)
flexible  premium life  insurance  policies that is registered  with the SEC; and (f) both fixed and variable  immediate  adjustable annuities.

WHAT ARE SEPARATE ACCOUNTS?

The assets supporting our obligations  under the Annuities are held in separate accounts  established under the laws of the State of
Connecticut.  We are the  legal  owner of assets  in the  separate  accounts.  Assets  supporting  fixed  annuity  payments  after a conversion  are held in our  general  account.  Income,  gains and losses from  assets  allocated  to these  separate  accounts  are credited to or charged  against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the annuity  contracts issued  by  American  Skandia  Life  Assurance  Corporation.  The  amount  of our  obligation  in  relation  to  allocations  to the
Sub-Accounts  is based on the investment  performance of such  Sub-Accounts.  However,  the  obligations  themselves are our general corporate obligations.

Separate Account B

The assets  supporting  obligations  based on allocations to the variable  investment  options are held in either Class 7 or Class 8
Sub-Accounts  of  American  Skandia  Life  Assurance  Corporation  Variable  Account B, also  referred to as  "Separate  Account B".
Separate  Account B consists  of  multiple  Sub-Accounts.  The name of each  Sub-Account  generally  corresponds  to the name of the underlying  Portfolio.  The names of each Sub-Account are shown in the Statement of Additional  Information.  Separate Account B was
established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B. The  Sub-Accounts  offered  pursuant to this
Prospectus  are Class 7 and Class 8  Sub-Accounts  of Separate  Account B. Each class of  Sub-Account  in  Separate  Account B has a different level of charges assessed against such  Sub-Accounts.  You will find additional  information about these Portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the SEC under the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment  trust,  which is a type of  investment  company.  This does not involve  any  supervision  by the SEC of the  investment policies, management or practices of Separate Account B.  Each Sub-Account invests only in a Portfolio.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the  Investment  Company  Act of 1940.  We will  notify  Owners of changes  we make to the  Sub-accounts  available  under the
Annuity.

Values and benefits based on allocations  to the  Sub-Accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the  investment  results of any  Sub-Account.  Your Income Base allocated to the  Sub-Accounts  may increase or decrease.  You bear the entire investment risk.

MODIFICATION

We reserve the right to do any or all of the following:  (a) combine a Sub-Account  with other  Sub-Accounts;  (b) combine  Separate
Account B or a portion thereof with other separate  accounts;  (c) de-register  Separate Account B under the Investment  Company Act of 1940;  (d) operate  Separate  Account B as a management  investment  company under the  Investment  Company Act of 1940 or in any other form  permitted by law; (e) make changes  required by any change in the  Securities  Act of 1933,  the Exchange Act of 1934 or
the  Investment  Company Act of 1940;  (f) make  changes  that are  necessary  to maintain  the tax status of the Annuity  under the
Internal Revenue Code; and (g) make changes  required by any change in other Federal or state laws relating to immediate  annuities;
and (h) discontinue offering any variable investment option at any time.

Also, from time to time, we may make additional  Sub-Accounts  available to new Annuity  purchasers.  These Sub-Accounts will invest in Portfolios  we believe to be suitable for the Annuity.  We may or may not make a new  Sub-Account  available to invest in any new
Portfolio should such a Portfolio be made available to Separate Account B.

We may eliminate  Sub-Accounts,  combine two or more  Sub-Accounts  or substitute  one or more new Portfolios for the one in which a
Sub-Account  is  invested.  Substitutions  may be  necessary  if we believe a Portfolio  no longer suits the purpose of the Annuity.
This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions of a Portfolio, or because the Portfolio is no longer  available for investment,  or for some other reason.  We would obtain prior approval from the insurance department of our state of domicile,  if so required by law, before making such a substitution,  deletion or addition.  We also would obtain prior  approval  from the SEC so long as required by law, and any other  required  approvals  before making such a substitution, deletion or addition.

We reserve the right to transfer  assets of the Separate  Account,  which we determine to be associated  with the class of contracts to which your Annuity belongs,  to another  separate  account.  We notify you and any payee of any  modification to the Annuity.  We may endorse the Annuity to reflect the change.

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each  Portfolio is  registered  as an open-end  management  investment  company  under the  Investment  Company  Act.  Shares of the
Portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and  variable  life  insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal  owner of the shares of the  Portfolios  in which the  Sub-Accounts  invest.  However,  under SEC  rules,  you have voting rights in relation to Income Base maintained in the  Sub-Accounts.  If a Portfolio  requests a vote of shareholders,  we will vote our shares in the manner  directed by Owners with Income Base allocated to that  Sub-Account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will  vote  those  shares  in the  same  manner  and  proportion  as the  shares  for  which  we have  received instructions.  We will furnish  those  Owners who have Income Base  allocated  to a  Sub-Account  whose  Portfolio  has  requested a
"proxy" vote with the necessary forms to provide us with their instructions.  Generally,  you will be asked to provide  instructions for us to vote on matters such as changes in a fundamental  investment  strategy,  adoption of a new investment  advisory agreement, or matters relating to the structure of the Portfolio that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

MATERIAL CONFLICTS

It is possible that differences may occur between  companies that offer shares of a Portfolio to their respective  separate accounts issuing  variable  annuities  and/or  variable life insurance  products.  Differences  may also occur  surrounding the offering of a
Portfolio to variable life insurance  policies and variable  annuity  contracts that we offer.  Under certain  circumstances,  these differences  could be considered  "material  conflicts," in which case we would take necessary action to protect persons with voting rights under our variable  annuity  contracts and variable life insurance  policies  against  persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict"  were to arise between  owners of variable  annuity contracts  and variable life  insurance  policies  issued by us we would take  necessary  action to treat such persons  equitably in resolving the conflict.  "Material  conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life  insurance and variable  annuity  contracts of the same or different  companies.  We monitor any potential  conflicts  that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

TRANSFERS, ASSIGNMENTS OR PLEDGES

Generally,  vested rights in an Annuity may be  transferred,  assigned or pledged for loans at any time.  However,  these rights may be limited  depending  on the use of the  Annuity.  Generally,  transfers,  assignments  or pledges to another  person or entity may occur at any time prior to the death of the last  surviving  Annuitant.  We  generally  will not accept  transfers,  assignments  or pledges  after  such  death.  You must  request a transfer  or  provide  us a copy of the  assignment  in  writing.  A  transfer  or assignment is subject to our  acceptance.  Prior to receipt of this notice,  we will not be deemed to know of or be obligated  under any  assignment  prior to our receipt and acceptance  thereof.  We assume no  responsibility  for the validity or sufficiency of any assignment.

DEFERRAL OF TRANSACTIONS

We may defer  payment of proceeds of any  distribution  before the exercise of the  conversion  right for which we have received all our  requirements  for a period not to exceed 7 calendar days from the date the  transaction  is effected.  We may defer any payment from the general account of proceeds of any  distribution  after the exercise of the conversion right for a period not to exceed the lesser of 6 months or the period permitted by law.

All procedures,  including  payment,  based on the valuation of the  Sub-Accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of the  brokerage  commissions incurred in  connection  with  purchases  and sales of securities  held by the  portfolios  of AST offered as underlying  investment options under this Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the compensation,  depending on the practice of the firm.  Commissions and other  compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

PERFORMANCE RELATED INFORMATION

We may advertise  certain  information  regarding the  performance of the  Sub-Accounts  based on SEC  standards.  Details on how we calculate  performance for the  Sub-Accounts  are found in the Statement of Additional  Information.  This  information may help you review the  performance of the investment  options and provide a basis for comparison  with other  annuities.  It may be less useful when comparing the  performance of the investment  options with other savings or investment  vehicles.  Such other  investments  may not provide  some of the benefits of  annuities,  or may not be designed  for  long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

If a Sub-Account  advertises its  standardized  total return,  it will usually be calculated for one year, five years,  and then ten years or some  other  relevant  periods  if the  Sub-Account  has not been in  existence  for at least ten  years.  Total  return is measured by comparing  the value of an  investment in the  Sub-Account  at the beginning of the relevant  period to the value of the investment at the end of the period.

If a  Sub-Account  advertises  non-standard  total  returns  that  pre-date  the  inception  date  of the  Separate  Account,  these non-standard  total  returns are  calculated by assuming  that the  Sub-Accounts  have been in existence for the same periods as the
Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-Accounts.

Information  regarding  performance  of the Portfolios may provide a partial basis for  comparison  with other  annuities.  However, when making such a  comparison,  you should  note  whether  such other  annuities  provide  guarantees  and  features  similar to or different from those provided  pursuant to the Annuities.  Such information may only be partially  useful in comparing  Annuities to other products or investment  programs  designed to provide periodic  income.  In making any such  comparisons,  you should not only compare  features and benefits,  but should also compare risks,  charges,  tax  treatment,  and treatment of such vehicles for other purposes, such as eligibility for governmental assistance programs, bankruptcy, communal property, etc.

These  performance  measures may have only limited use when  comparing the  performance  of the  investment  options with savings or investment  vehicles  designed for  accumulation  of wealth,  rather than for immediate and on-going  income.  Such vehicles may not provide some of the benefits of immediate  annuities,  or may not be designed  for income  purposes.  Additionally,  such savings or investment vehicles may not be treated like immediate annuities under the Internal Revenue Code.

Performance  information on the investment  options is based on past  performance  only and is no indication of future  performance.
Actual  performance  will depend on the type,  quality and, for some of the investment  options,  the maturities of the  investments held by the  Portfolios  and upon  prevailing  market  conditions  and the response of the  Portfolios  to such  conditions.  Actual performance  will also depend on changes in the expenses of the Portfolios.  Such changes are reflected,  in turn, in the investment options which invest in such Portfolios.  In addition,  the amount of charges  assessed  against each investment  option will affect performance.

Some of the  Portfolios  existed prior to the inception of these  Sub-Accounts.  Performance  quoted in  advertising  regarding such
Sub-Accounts  may indicate  periods during which the  Sub-Accounts  have been in existence but prior to the initial  offering of the
Annuities,  or periods  during which the  Portfolios  have been in  existence,  but the  Sub-Accounts  have not.  Such  hypothetical performance  is  calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-Accounts.

Advertisements  we distribute may also compare the  performance of our  Sub-Accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-Accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such  rankings  may help you in  evaluating  our  ability to meet our  obligations  in relation to paying  fixed  Annuity  Payments, guarantee a minimum level of Annuity Payments,  or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

Illustrations:  You may be  provided a  hypothetical  illustration  of how an Annuity  may  perform,  based on your age,  gender,  a proposed  Premium,  etc. WE DO NOT  GUARANTEE  THAT ANY ANNUITY  WILL PERFORM AS  ILLUSTRATED.  Any such  illustration  is not valid unless  preceded by or accompanied  by this  Prospectus.  No  illustration  is valid unless it includes  examples of how the Annuity would perform  assuming Net  Investment  Performance  both at a rate of zero and at the  Benchmark  Rate in addition to any examples assuming some other interest rate. In addition,  no illustration  is valid if it projects  hypothetical  Net Investment  Performance in the future in excess of 12% per year.When  applicable,  an illustration  would indicate any joint Owner and the age and gender of any joint  Annuitant.  Values may be expressed  as a percentage  of the Premium.  In addition to the Annuity  Payment  Amounts,  the following  values may be  illustrated:  Cash Value;  alternative  taxable  income,  (the income needed from an  investment  taxed at ordinary  income  rates to which the  exclusionary  rules of the Code would not apply to achieve  the same  after tax  income);  the effective  rate of return  (the  yield,  assuming  payment  of the Cash Value as of the date  illustrated);  the  cumulative  return to-date (the total amount paid, assuming payment of the Lump Sum Alternative as of the date illustrated).
Unless otherwise  permitted by law or regulation,  performance  information is shown based on an assumed premium,  age and gender of an annuitant,  an assumed  issue date and annuity  date,  etc.  Unless the annuity  issued  exactly  matches the  assumptions  used,
                                                                                            -------
performance information cannot exactly match how an annuity you owned or might have owned would have performed.
Illustrations  may be provided  on paper,  and may be provided  in color.  Illustrations  may be provided in a format  other than on paper.  For example, we may provide illustrations for presentation on a computer screen or in a video format.

AVAILABLE INFORMATION

A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional  Offices,  7 World Trade Center,  New York, NY, and the Everett  McKinley  Dirksen  Building,  219 South  Dearborn  Street,
Chicago,  IL. These  documents,  as well as documents  incorporated  by reference,  may also be obtained  through the SEC's Internet
Website  (http://www.sec.gov)  for this registration  statement as well as for other registrants that file  electronically  with the
SEC.

HOW TO CONTACT US

You can contact us by:
|X|      calling our Customer Service Team at 1-800-752-6342; or
|X|      calling our automated telephone access and response system (STARS) at 1-800-766-4530; or
|X|      writing to us at American Skandia Life Assurance  Corporation,  Attention:  Customer  Service,  P.O. Box 7038,  Bridgeport,
       Connecticut 06601-7038; or
|X|      sending an e-mail to customerservice@skandia.com; or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You  can  obtain   account   information   through  our   automated   telephone   access  and   response   system   (STARS)  and  at
www.americanskandia.com,  our Internet  Website.  Our Customer Service  representatives  are also available during business hours to provide you with  information  about your  account.  You can request  certain  transactions  through our  telephone  voice  response system,  our  Internet  Website or through a customer  service  representative.  You can provide  authorization  for a third  party, including  your  attorney-in-fact  acting  pursuant  to a power of  attorney or a  financial  professional,  to access your  account information  and perform  certain  transactions  on your account.  You will need to complete a form provided by us which  identifies those  transactions  that you wish to authorize via telephonic and electronic  means and whether you wish to authorize a third party to perform any such  transactions.  We require that you or your  representative  provide  proper  identification  before  performing transactions  over the  telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your Annuity or you may  establish or change your PIN through our automated  telephone  access and response  system (STARS) and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

INDEMNIFICATION

Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation
Principal Underwriter
Calculation of Performance Data
Unit Price Determinations
Independent Auditors
Legal Experts
Financial Statements

                               APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2001 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the Class 7 and Class 8  Sub-accounts  of  Separate  Account B that  commenced  operations  prior to January 1, 2001 and are being offered  pursuant to this  Prospectus or which we offer  pursuant to certain other  prospectuses;  and (b) the number of Units outstanding  in each such  Sub-account as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in parentheses.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

* NOTE:  N/A indicates that the Sub-account is not available with the Optional Guarantee Feature.
                  Year Ended December 31, 2000
------------------------------------------------------------------------------
                                   Class 7                   Class 8
                                                       (Optional Guarantee
                                                             Feature)
                                                   --
---------------------------------------------------  -------------------------
AST Founders Passport (1)
(1994)
Unit Price                                   $8.08                      $8.03
Number of Units                             20,311                     11,907
                                                     -------------------------
------------------------------------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                                   $8.25                        N/A
Number of Units                                -0-
                                                     -------------------------
------------------------------------------------------------------------------
AST AIM
International Equity (3)
(1989)
Unit Price                                   $8.99                      $8.94
Number of Units                             33,897                     22,558
                                                     -------------------------
------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                                  $18.68                     $18.64
Number of Units                              6,782                        -0-
                                                     -------------------------
------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                                   $9.84                      $9.78
Number of Units                             32,368                     20,094
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST MFS Global Equity
(1999)
Unit Price                                   $9.72                      $9.66
Number of Units                             23,151                     18,836
-----------------------------------------------------
------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (4)
(1994)
Unit Price                                  $20.25                     $20.21
Number of Units                                978                        -0-
------------------------------------------------------------------------------

                  Year Ended December 31, 2000
------------------------------------------------------------------------------
                                   Class 7                   Class 8
                                                       (Optional Guarantee
                                                             Feature)
                                                   --
---------------------------------------------------  -------------------------
AST Scudder Small-
Cap Growth (5)
(1999)
Unit Price                                   $9.17                      $9.12
Number of Units                             35,743                     13,939
                                                     -------------------------
------------------------------------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)
Unit Price                                   $9.08                      $9.06
Number of Units                                243                      7,308
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Goldman Sachs Small-
Cap Value (6)
(1998)
Unit Price                                  $12.58                     $12.50
Number of Units                             14,220                     27,028
                                                     -------------------------
------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (7)
(1997)
Unit Price                                  $11.41                     $11.34
Number of Units                             15,339                     13,253
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (8)
(2000)
Unit Price                                   $7.03                      $6.99
Number of Units                              2,473                     15,210
                                                     -------------------------
------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth (9)
(1994)
Unit Price                                   $9.71                      $9.65
Number of Units                             36,882                     15,171
                                                     -------------------------
------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value (10)
(1993)
Unit Price                                  $12.13                     $12.06
Number of Units                             16,574                     50,760
                                                     -------------------------
------------------------------------------------------------------------------
AST Alger All-Cap Growth
(2000)
Unit Price                                   $8.68                      $8.63
Number of Units                             30,915                      5,869
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)
Unit Price                                  $10.07                     $10.05
Number of Units                             12,895                     13,329
------------------------------------------------------------------------------

                  Year Ended December 31,
------------------------------------------------------------------------------
                                   Class 7                   Class 8
                                                       (Optional Guarantee
                                                             Feature)
                                                   --
---------------------------------------------------  -------------------------
AST Kinetics Internet (2)
(2000)
Unit Price                                   $8.01                        N/A
Number of Units                                -0-
                                                     -------------------------
------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                                  $11.24                        N/A
Number of Units                                -0-
                                                     -------------------------
------------------------------------------------------------------------------
AST Alliance Growth (11)
(1996)
Unit Price                                   $8.46                      $8.41
Number of Units                             97,356                     54,734
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                                   $9.68                      $9.62
Number of Units                              3,089                      6,313
------------------------------------------------------------------------------
                                                     -------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                                  $10.09                     $10.03
Number of Units                            114,992                     39,110
                                                     -------------------------
------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                                   $7.90                      $7.85
Number of Units                            235,747                     98,104
                                                     -------------------------
------------------------------------------------------------------------------
AST Janus Strategic
Value (2)
(2000)
Unit Price                                   $9.83                      $9.81
Number of Units                                442                        751
                                                     -------------------------
------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                                  $11.57                        N/A
Number of Units                             16,557
                                                     -------------------------
------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (12)
(1998)
Unit Price                                   $9.46                      $9.40
Number of Units                              9,941                        -0-
-----------------------------------------------------
------------------------------------------------------------------------------
AST American Century
Income & Growth (13)
(1997)
Unit Price                                   $9.36                      $9.30
Number of Units                             70,887                     15,435
------------------------------------------------------------------------------

                  Year Ended December 31,
------------------------------------------------------------------------------
                                   Class 7                   Class 8
                                                       (Optional Guarantee
                                                             Feature)
                                                   --
---------------------------------------------------  -------------------------
AST Alliance Growth
and Income (14)
(1992)
Unit Price                                  $10.53                     $10.46
Number of Units                             34,439                     65,572
------------------------------------------------------------------------------
                                                     -------------------------
AST MFS Growth with
Income
(1999)
Unit Price                                  $10.09                     $10.02
Number of Units                              1,919                     14,762
------------------------------------------------------------------------------
                                                     -------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                                  $10.32                     $10.25
Number of Units                              8,596                     66,175
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST AIM Balanced (15)
(1993)
Unit Price                                  $10.14                     $10.07
Number of Units                             30,678                     12,217
------------------------------------------------------------------------------
                                                     -------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                                   $9.87                      $9.81
Number of Units                              1,725                      6,562
                                                     -------------------------
------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                                  $10.12                       $10.
Number of Units                              2,412                        -0-
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (16)
(1994)
Unit Price                                  $10.70                     $10.63
Number of Units                                -0-                      7,254
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                                   $9.37                      $9.32
Number of Units                             12,929                     78,621
                                                     -------------------------
------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture (2)
(2000)
Unit Price                                  $10.13                     $10.11
Number of Units                                425                     14,804
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                                  $10.97                     $10.91
Number of Units                             37,918                    188,746
------------------------------------------------------------------------------

                  Year Ended December 31,
------------------------------------------------------------------------------
                                   Class 7                   Class 8
                                                       (Optional Guarantee
                                                             Feature)
                                                   --
---------------------------------------------------  -------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                                  $10.59                     $10.53
Number of Units                              1,940                     12,293
------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                                  $10.32                     $10.25
Number of Units                             29,567                     34,578

The Montgomery Variable
Series - MV
Emerging Markets
(1996)
Unit Price                                   $8.19                        N/A
Number of Units                              3,293

Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                                  $17.01                     $16.98
Number of Units                                -0-                        -0-
------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                                  $10.59                     $10.52
Number of Units                                327                        -0-

Rydex Variable Trust -
Nova
(1999)
Unit Price                                   $8.73                        N/A
Number of Units                             22,973
------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa
(1999)
Unit Price                                  $10.94                        N/A
Number of Units                                -0-
------------------------------------------------------------------------------
Rydex Variable Trust -
OTC
(1999)
Unit Price                                   $7.01                        N/A
Number of Units                             51,764
------------------------------------------------------------------------------

                  Year Ended December 31,
------------------------------------------------------------------------------
                                   Class 7                   Class 8
                                                       (Optional Guarantee
                                                             Feature)
-----------------------------------------------------
                                                     -------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                                   $7.98                        N/A
Number of Units                             25,984
------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                                  $13.14                        N/A
Number of Units                             32,969
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                                  $12.38                        N/A
Number of Units                              9,786
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                                   $8.05                        N/A
Number of Units                             20,235
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                                   $9.99                        N/A
Number of Units                             22,264

Evergreen VA -  Global
Leaders
(1999)
Unit Price                                   $9.96                      $9.90
Number of Units                                350                        860
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                                   $9.35                      $9.29
Number of Units                                -0-                        -0-

ProFund VP -
Europe 30
(1999)
Unit Price                                   $9.30                        N/A
Number of Units                                -0-
-----------------------------------------------------
------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap (17)
(1999)
Unit Price                                   $9.32                        N/A
Number of Units                              3,174
------------------------------------------------------------------------------

                  Year Ended December 31,
------------------------------------------------------------------------------
                                 Class 7                     Class 8
                                                       (Optional Guarantee
                                                             Feature)
                                                   --
---------------------------------------------------  -------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                                   $4.06                        N/A
Number of Units                              3,787

First Trust(R)10
Uncommon Values (18)
(2000)
Unit Price                                   $7.44                        N/A
Number of Units                             32,451
------------------------------------------------------------------------------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
5.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May
     1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value.
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       This Portfolio was first offered as a Sub-account on May 1, 2000.
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
11.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
12.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
13.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
14.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
15.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
16.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
17.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
18.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                                         Mailing Addresses:

                                             New Business/Additional Purchase Payments:

                                            American Skandia Life Assurance Corporation
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                        Exchange Paperwork:

                                            American Skandia Life Assurance Corporation
                                                           P.O. Box 7039
                                                     Bridgeport, CT 06601-7039

                                                     All other correspondence:

                                            American Skandia Life Assurance Corporation
                                                           P.O. Box 7038
                                                     Bridgeport, CT 06601-7038

                                                      Express/Overnight Mail:

                                            American Skandia Life Assurance Corporation
                                                       Three Corporate Drive
                                                         Shelton, CT 06484

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAS/G-PROS  (05/2001).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                       -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (City/State/Zip Code)

ADDITIONAL INFORMATION:  Inquiries will be answered by calling your representative or by writing to:

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                 at

                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                                 or

                                                 customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                        Telephone:  1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          Distributed by:

                                              AMERICAN SKANDIA MARKETING, INCORPORATED
                                                        One Corporate Drive
                                                     Shelton, Connecticut 06484
                                                      Telephone: 203-926-1888
                                                   http://www.americanskandia.com

                                                  STATEMENT OF ADDITIONAL INFORMATION

The Annuities are  registered  under the  Securities  Act of 1933 and the  Investment  Company Act of 1940. The Annuities are issued by
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B (CLASS 7 SUB-ACCOUNTS) or (CLASS 8 SUB-ACCOUNTS)  and AMERICAN SKANDIA
LIFE ASSURANCE CORPORATION.

THIS STATEMENT OF ADDITIONAL  INFORMATlON IS NOT A PROSPECTUS.  THE  INFORMATION  CONTAINED  HEREIN SHOULD BE READ IN CONJUNCTION  WITH
THE PROSPECTUS FOR THE ANNUITIES WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS SETS FORTH  INFORMATION THAT A PROSPECTIVE  INVESTOR OUGHT TO KNOW BEFORE  lNVESTING.  FOR A COPY OF THE PROSPECTUS SEND
A  WRITTEN  REQUEST  TO  AMERICAN  SKANDIA  LIFE  ASSURANCE  CORPORATION,  P.O.  BOX 883,  SHELTON,  CONNECTICUT  06484,  OR  TELEPHONE
1-800-752-6343.

                                                     Prospectus Dated: May 1, 2001
                                        Statement of Additional Information Dated: May 1, 2001

                                                           TABLE OF CONTENTS

Item                                                                                                                   Page
----                                                                                                                   ----

General Information Regarding American Skandia Life Assurance Corporation                                                 1
Principal Underwriter                                                                                                     1
Calculation of Performance Data                                                                                           2
Unit Price Determinations                                                                                                 3
Independent Auditors                                                                                                      3
Legal Experts                                                                                                             3
Financial Statements                                                                                                      3

GENERAL  INFORMATION  REGARDING AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION:  American Skandia Life Assurance  Corporation  ("American
Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American  Skandia,  Inc. whose indirect  parent is Skandia  Insurance
Company Ltd. Skandia  Insurance Company Ltd. is part of a group of companies whose predecessor  commenced  operations in 1855.  Skandia
Insurance Company Ltd. is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary  companies,  numerous  insurance and related  companies.  We are organized as a  Connecticut  stock life  insurance company,  and are subject to Connecticut law governing insurance companies.  Our mailing address is P.O. Box 883, Shelton,  Connecticut
06484.

PRINCIPAL UNDERWRITER:  American Skandia Marketing,  Incorporated ("ASM, Inc.") serves as principal underwriter for the Annuities.  We,
ASM, Inc. and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of the American Skandia Trust, are wholly-owned  subsidiaries  of  American  Skandia  Investment  Holding  Corporation.  Most of the  Class 7 or Class 8  Sub-Accounts  of
Separate  Account B invest in portfolios  offered by American  Skandia  Trust.  ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by portfolios of
American Skandia Trust which are offered as underlying investment options under the Annuity.

Annuities may be sold by agents of ASM, Inc. or agents of securities  brokers or insurance  brokers who enter into agreements with ASM,
Inc. and who are legally  qualified  under  federal and state law to sell the  Annuities in those states where the  Annuities are to be offered.  The Annuities are offered on a continuous  basis.  ASM, Inc. is registered with the Securities and Exchange  Commission under the  Securities  Exchange Act of 1934 as a broker  dealer and is a member of the  National  Association  of  Securities  Dealers,  Inc.
(`NASD").

American Skandia pays ASM an underwriting commission for its role as principal underwriter/distributor of all variable insurance products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal underwriter/distributor has been: 2000: $355,445,427; 1999:
$296,723,325; 1998: $184,371,068.

Date of Prospectus:  May 1, 2001                                       Date of Statement of Additional Information:  May 1, 2001
VIA S/G-SAI [05/2001]

CALCULATION  OF PERFORMANCE  DATA: We may provide three types of performance  information:  (a) the "effective  rate of return",  which is the yield of the Annuity; (b) the cumulative return to-date; and total returns.

Effective Rate of Return/Cumulative Return to Date
--------------------------------------------------
The  performance  of an Annuity  over time depends on: (a) Net  Investment  Performance;  (b) the age of the  Annuitant at the time the
Annuity is issued;  (c) the gender of the Annuitant  (unless  applicable  law or regulation  requires that we ignore  gender);  (d) the
Annuity plan issued,  particularly,  the applicable Benchmark Rate and Annuity Factors for such plan; and (e) what lump sum, if any, is available at the end of the period. In order to provide performance  information,  we assume that a hypothetical  Annuity was issued at the beginning of the period to be measured, and that:

         (1)  The Annuitant was [  ] on the Issue Date;

         (2)  The Annuitant was male, and that gender affected the Annuity Factors;

         (3)  A single, specified investment option was used for the entire period being measured;

         (4)  The end of the period is the Inheritance Date;

         (5)  A lump sum is being paid to the Beneficiary as of that date in lieu of Annuity Payments.

Both the effective  rate of return and the  cumulative  return  to-date might be lower in certain  circumstances  if the Cash Value was used rather than the lump sum in lieu of Annuity Payments.

Most of the underlying  mutual fund  portfolios  ("Portfolios")  existed prior to the inception of the  Sub-Accounts.  In order to give you a basis for analyzing the  performance of the various  investment  options over as long a time as possible,  we assume the issuance of a hypothetical  Annuity  investing  solely in the applicable  investment  option from the date the Portfolio  commenced  operations.
Therefore,  performance  quoted in advertising  regarding such  Sub-Accounts  may indicate periods prior to the initial offering of the
Annuities.

To the extent allowed by law or regulation, as well as the rules of applicable  self-regulatory  organizations such as the NASD, we may also provide  hypothetical  performance  of an Annuity as if a  hypothetical  Portfolio  performed  exactly  like:  (a) a common market index,  such as the Standard & Poor's 500; or (b) a stated  weighted  average of such an index with an index of the performance of debt instruments,  such as an index measuring the return of corporate  bonds.  This latter method of using a stated weighted  average may be particularly  helpful if you are  considering  utilizing  an  investment  option that expects to maintain  significant  portions of its assets in both equity and debt instruments.

Total Return
------------
Total return for the other Sub-accounts is computed by using the formula:

                                                             P(1+T)n = ERV

                                                                where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may  advertise  the  performance  of the  underlying  mutual fund  portfolios in the form of  "Standard"  and  "Non-standard"  Total
Returns.  "Standard  Total Return"  figures assume that all charges and fees are  applicable.  "Non-standard  Total Return" figures may be used that do not  reflect  all fees and  charges.  Non-standard  Total  Returns are  calculated  in the same manner as  standardized returns except that the calculations may assume no redemption at the end of the applicable periods.

Non-standard  Total Returns reflect the addition of Credits.  The  Non-standard  Total Return numbers provided may assume Credits equal to 1.0%,  2.0% or 3.0%,  respectively,  of Premium,  based on the age of the youngest  Annuitant  on the Issue Date.  The amount of the
Credit applicable is described in detail in the "Will I Receive Credits on my Premium?" section of the Prospectus.

Some of the  underlying  mutual  fund  portfolios  existed  prior  to the  inception  of  these  Sub-accounts.  Performance  quoted  in advertising  regarding such  Sub-accounts may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial  offering of the Annuities,  or periods  during which the underlying  mutual fund  portfolios  have been in existence,  but the
Sub-accounts  have not.  Such  hypothetical  performance  is  calculated  using the same  assumptions  employed in  calculating  actual performance since inception of the  Sub-accounts.  Under our  understanding of current SEC positions,  hypothetical  performance of the underlying mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2000.  The  "inception-to-date"  figures shown below are based on the  inception  date of an underlying  mutual fund  portfolio.  "N/A"
means "not  applicable"  and indicates that the underlying  mutual fund portfolio was not in operation for the applicable  period.  Any performance of such  portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                             AMERICAN SKANDIA ADVISORS INCOME ANNUITY (WITHOUT OPTIONAL GUARANTEE FEATURE)

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          No Credit Applicable to Premium                      1% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

AST Founders Passport 1              N/A      N/A       N/A       N/A      -27.11%        N/A       N/A       N/A       N/A     -26.38%
AST Scudder Japan 2                  N/A      N/A       N/A       N/A      -17.42%        N/A       N/A       N/A       N/A     -16.60%
AST AIM International Equity 3       N/A      N/A       N/A       N/A      -20.56%        N/A       N/A       N/A       N/A     -19.76%
AST Janus Overseas Growth            N/A      N/A       N/A       N/A      -25.06%        N/A       N/A       N/A       N/A     -24.31%
AST American Century                 N/A      N/A       N/A       N/A      -13.47%        N/A       N/A       N/A       N/A     -12.60%
  International Growth
AST MFS Global Equity                N/A      N/A       N/A       N/A      -8.10%         N/A       N/A       N/A       N/A     -7.18%
AST Janus Small-Cap Growth 5         N/A      N/A       N/A       N/A      -34.71%        N/A       N/A       N/A       N/A     -34.05%
AST Scudder Small-Cap Growth 6       N/A      N/A       N/A       N/A      -20.67%        N/A       N/A       N/A       N/A     -19.88%
AST Federated Aggressive Growth 2    N/A      N/A       N/A       N/A      -9.17%         N/A       N/A       N/A       N/A     -8.27%
AST Goldman Sachs Small-Cap          N/A      N/A       N/A       N/A      25.03%         N/A       N/A       N/A       N/A     26.28%
  Value 7
AST Gabelli Small-Cap Value 8        N/A      N/A       N/A       N/A      11.11%         N/A       N/A       N/A       N/A     12.22%
AST Janus Mid-Cap Growth 9           N/A      N/A       N/A       N/A      -34.16%        N/A       N/A       N/A       N/A     -33.50%
AST NB Mid-Cap Growth 10             N/A      N/A       N/A       N/A      -16.35%        N/A       N/A       N/A       N/A     -15.51%
AST NB Mid-Cap Value 11              N/A      N/A       N/A       N/A      21.87%         N/A       N/A       N/A       N/A     23.09%
AST Alger All-Cap Growth             N/A      N/A       N/A       N/A      -25.22%        N/A       N/A       N/A       N/A     -24.47%
AST Gabelli All-Cap Value 2          N/A      N/A       N/A       N/A       0.71%         N/A       N/A       N/A       N/A      1.71%
AST Kinetics Internet 2              N/A      N/A       N/A       N/A      -19.85%        N/A       N/A       N/A       N/A     -19.05%
AST T. Rowe Price Natural            N/A      N/A       N/A       N/A      18.22%         N/A       N/A       N/A       N/A     19.40%
  Resources
AST Alliance Growth 12               N/A      N/A       N/A       N/A      -23.97%        N/A       N/A       N/A       N/A     -23.21%
AST MFS Growth                       N/A      N/A       N/A       N/A      -10.50%        N/A       N/A       N/A       N/A     -9.61%
AST Marsico Capital Growth           N/A      N/A       N/A       N/A      -10.70%        N/A       N/A       N/A       N/A     -9.81%
AST JanCap Growth                    N/A      N/A       N/A       N/A      -32.34%        N/A       N/A       N/A       N/A     -31.66%
AST Janus Strategic Value 2          N/A      N/A       N/A       N/A      -1.69%         N/A       N/A       N/A       N/A     -0.71%
AST Cohen & Steers Realty            N/A      N/A       N/A       N/A      16.17%         N/A       N/A       N/A       N/A     17.33%
AST Sanford Bernstein Managed        N/A      N/A       N/A       N/A      -9.96%         N/A       N/A       N/A       N/A     -9.06%
  Index 500 13
AST American Century Income &        N/A      N/A       N/A       N/A      -10.90%        N/A       N/A       N/A       N/A     -10.01%
  Growth 14
AST Alliance Growth and Income 15    N/A      N/A       N/A       N/A       4.75%         N/A       N/A       N/A       N/A      5.80%
AST MFS Growth with Income           N/A      N/A       N/A       N/A      -1.49%         N/A       N/A       N/A       N/A     -0.51%
AST INVESCO Equity Income            N/A      N/A       N/A       N/A       0.94%         N/A       N/A       N/A       N/A      1.95%
AST AIM Balanced 16                  N/A      N/A       N/A       N/A      -6.00%         N/A       N/A       N/A       N/A     -5.06%
AST American Century Strategic       N/A      N/A       N/A       N/A      -4.80%         N/A       N/A       N/A       N/A     -3.85%
  Balanced
AST T. Rowe Price Asset              N/A      N/A       N/A       N/A      -2.24%         N/A       N/A       N/A       N/A     -1.26%
Allocation
AST T. Rowe Price Global Bond 17     N/A      N/A       N/A       N/A       5.56%         N/A       N/A       N/A       N/A      6.62%
AST Federated High Yield             N/A      N/A       N/A       N/A      -7.33%         N/A       N/A       N/A       N/A     -6.40%
AST Lord Abbett Bond-Debenture 2     N/A      N/A       N/A       N/A       1.31%         N/A       N/A       N/A       N/A      2.32%
AST PIMCO Total Return Bond          N/A      N/A       N/A       N/A       8.72%         N/A       N/A       N/A       N/A      9.81%
AST PIMCO Limited Maturity           N/A      N/A       N/A       N/A       5.75%         N/A       N/A       N/A       N/A      6.80%
  Bond

MV Emerging Markets                  N/A      N/A       N/A       N/A      -24.56%        N/A       N/A       N/A       N/A     -23.81%

WFVT Equity Income                   N/A      N/A       N/A       N/A       4.58%         N/A       N/A       N/A       N/A      5.63%
WFVT Equity Value                    N/A      N/A       N/A       N/A       5.13%         N/A       N/A       N/A       N/A      6.18%

Rydex Nova                           N/A      N/A       N/A       N/A      -18.96%        N/A       N/A       N/A       N/A     -18.15%
Rydex Ursa                           N/A      N/A       N/A       N/A      14.87%         N/A       N/A       N/A       N/A     16.01%
Rydex OTC                            N/A      N/A       N/A       N/A      -40.38%        N/A       N/A       N/A       N/A     -39.78%
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
INVESCO VIF Technology               N/A      N/A       N/A       N/A      -32.24%        N/A       N/A       N/A       N/A     -31.57%
INVESCO VIF Health Sciences          N/A      N/A       N/A       N/A      27.56%         N/A       N/A       N/A       N/A     28.82%
INVESCO VIF Financial Services       N/A      N/A       N/A       N/A      26.70%         N/A       N/A       N/A       N/A     27.96%
INVESCO VIF                          N/A      N/A       N/A       N/A      -32.42%        N/A       N/A       N/A       N/A     -31.75%
  Telecommunications
INVESCO VIF Dynamics                 N/A      N/A       N/A       N/A      -9.48%         N/A       N/A       N/A       N/A     -8.59%

Evergreen VA Global Leaders          N/A      N/A       N/A       N/A      -4.33%         N/A       N/A       N/A       N/A     -3.38%
Evergreen VA Special Equity          N/A      N/A       N/A       N/A      -14.51%        N/A       N/A       N/A       N/A     -13.66%

ProFund VP Europe 30                 N/A      N/A       N/A       N/A      -15.96%        N/A       N/A       N/A       N/A     -15.12%
ProFund VP UltraSmall-Cap 18         N/A      N/A       N/A       N/A      -23.17%        N/A       N/A       N/A       N/A     -22.41%
ProFund VP UltraOTC                  N/A      N/A       N/A       N/A      -71.01%        N/A       N/A       N/A       N/A     -70.72%

First Trust(R)10 Uncommon Values      N/A      N/A       N/A       N/A      -24.91%        N/A       N/A       N/A       N/A     -24.17%
19
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                 -------------------------------------------------- -- -------------------------------------------------
                                             Non-Standard Total Return                            Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          2% Credit Applicable to Premium                      3% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport 1              N/A      N/A       N/A       N/A      -25.65%        N/A       N/A       N/A       N/A     -24.92%
AST Scudder Japan 2                  N/A      N/A       N/A       N/A      -15.77%        N/A       N/A       N/A       N/A     -14.95%
AST AIM International Equity 3       N/A      N/A       N/A       N/A      -18.97%        N/A       N/A       N/A       N/A     -18.17%
AST Janus Overseas Growth            N/A      N/A       N/A       N/A      -23.56%        N/A       N/A       N/A       N/A     -22.81%
AST American Century                 N/A      N/A       N/A       N/A      -11.73%        N/A       N/A       N/A       N/A     -10.87%
  International Growth
AST MFS Global Equity                N/A      N/A       N/A       N/A      -6.26%         N/A       N/A       N/A       N/A     -5.34%
AST Janus Small-Cap Growth 5         N/A      N/A       N/A       N/A      -33.40%        N/A       N/A       N/A       N/A     -32.75%
AST Scudder Small-Cap Growth 6       N/A      N/A       N/A       N/A      -19.08%        N/A       N/A       N/A       N/A     -18.29%
AST Federated Aggressive Growth 2    N/A      N/A       N/A       N/A      -7.36%         N/A       N/A       N/A       N/A     -6.45%
AST Goldman Sachs Small-Cap          N/A      N/A       N/A       N/A      27.53%         N/A       N/A       N/A       N/A     28.78%
  Value 7
AST Gabelli Small-Cap Value 8        N/A      N/A       N/A       N/A      13.33%         N/A       N/A       N/A       N/A     14.44%
AST Janus Mid-Cap Growth 9           N/A      N/A       N/A       N/A      -32.84%        N/A       N/A       N/A       N/A     -32.18%
AST NB Mid-Cap Growth 10             N/A      N/A       N/A       N/A      -14.67%        N/A       N/A       N/A       N/A     -13.84%
AST NB Mid-Cap Value 11              N/A      N/A       N/A       N/A      24.31%         N/A       N/A       N/A       N/A     25.53%
AST Alger All-Cap Growth             N/A      N/A       N/A       N/A      -23.72%        N/A       N/A       N/A       N/A     -22.98%
AST Gabelli All-Cap Value 2          N/A      N/A       N/A       N/A       2.72%         N/A       N/A       N/A       N/A      3.73%
AST Kinetics Internet 2              N/A      N/A       N/A       N/A      -18.25%        N/A       N/A       N/A       N/A     -17.45%
AST T. Rowe Price Natural            N/A      N/A       N/A       N/A      20.59%         N/A       N/A       N/A       N/A     21.77%
  Resources
AST Alliance Growth 12               N/A      N/A       N/A       N/A      -22.45%        N/A       N/A       N/A       N/A     -21.69%
AST MFS Growth                       N/A      N/A       N/A       N/A      -8.71%         N/A       N/A       N/A       N/A     -7.82%
AST Marsico Capital Growth           N/A      N/A       N/A       N/A      -8.92%         N/A       N/A       N/A       N/A     -8.03%
AST JanCap Growth                    N/A      N/A       N/A       N/A      -30.98%        N/A       N/A       N/A       N/A     -30.31%
AST Janus Strategic Value 2          N/A      N/A       N/A       N/A       0.28%         N/A       N/A       N/A       N/A      1.26%
AST Cohen & Steers Realty            N/A      N/A       N/A       N/A      18.49%         N/A       N/A       N/A       N/A     19.65%
AST Sanford Bernstein Managed        N/A      N/A       N/A       N/A      -8.16%         N/A       N/A       N/A       N/A     -7.26%
  Index 500 13
AST American Century Income &        N/A      N/A       N/A       N/A      -9.12%         N/A       N/A       N/A       N/A     -8.23%
  Growth 14
AST Alliance Growth and Income 15    N/A      N/A       N/A       N/A       6.84%         N/A       N/A       N/A       N/A      7.89%
AST MFS Growth with Income           N/A      N/A       N/A       N/A       0.48%         N/A       N/A       N/A       N/A      1.46%
AST INVESCO Equity Income            N/A      N/A       N/A       N/A       2.96%         N/A       N/A       N/A       N/A      3.97%
AST AIM Balanced 16                  N/A      N/A       N/A       N/A      -4.12%         N/A       N/A       N/A       N/A     -3.18%
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST American Century Strategic       N/A      N/A       N/A       N/A      -2.90%         N/A       N/A       N/A       N/A     -1.94%
  Balanced
AST T. Rowe Price Asset              N/A      N/A       N/A       N/A      -0.29%         N/A       N/A       N/A       N/A      0.69%
Allocation
AST T. Rowe Price Global Bond 17     N/A      N/A       N/A       N/A       7.67%         N/A       N/A       N/A       N/A      8.73%
AST Federated High Yield             N/A      N/A       N/A       N/A      -5.47%         N/A       N/A       N/A       N/A     -4.55%
AST Lord Abbett Bond-Debenture 2     N/A      N/A       N/A       N/A       3.33%         N/A       N/A       N/A       N/A      4.34%
AST PIMCO Total Return Bond          N/A      N/A       N/A       N/A      10.90%         N/A       N/A       N/A       N/A     11.98%
AST PIMCO Limited Maturity           N/A      N/A       N/A       N/A       7.86%         N/A       N/A       N/A       N/A      8.92%
  Bond

MV Emerging Markets                  N/A      N/A       N/A       N/A      -23.05%        N/A       N/A       N/A       N/A     -22.30%

WFVT Equity Income                   N/A      N/A       N/A       N/A       6.68%         N/A       N/A       N/A       N/A      7.72%
WFVT Equity Value                    N/A      N/A       N/A       N/A       7.23%         N/A       N/A       N/A       N/A      8.28%

Rydex Nova                           N/A      N/A       N/A       N/A      -17.34%        N/A       N/A       N/A       N/A     -16.53%
Rydex Ursa                           N/A      N/A       N/A       N/A      17.16%         N/A       N/A       N/A       N/A     18.31%
Rydex OTC                            N/A      N/A       N/A       N/A      -39.18%        N/A       N/A       N/A       N/A     -38.59%

INVESCO VIF Technology               N/A      N/A       N/A       N/A      -31.57%        N/A       N/A       N/A       N/A     -30.90%
INVESCO VIF Health Sciences          N/A      N/A       N/A       N/A      28.82%         N/A       N/A       N/A       N/A     30.09%
INVESCO VIF Financial Services       N/A      N/A       N/A       N/A      27.96%         N/A       N/A       N/A       N/A     29.21%
INVESCO VIF                          N/A      N/A       N/A       N/A      -31.75%        N/A       N/A       N/A       N/A     -31.08%
  Telecommunications
INVESCO VIF Dynamics                 N/A      N/A       N/A       N/A      -8.59%         N/A       N/A       N/A       N/A     -7.69%

Evergreen VA Global Leaders          N/A      N/A       N/A       N/A      -3.38%         N/A       N/A       N/A       N/A     -2.44%
Evergreen VA Special Equity          N/A      N/A       N/A       N/A      -13.66%        N/A       N/A       N/A       N/A     -12.82%

ProFund VP Europe 30                 N/A      N/A       N/A       N/A      -15.12%        N/A       N/A       N/A       N/A     -14.29%
ProFund VP UltraSmall-Cap 18         N/A      N/A       N/A       N/A      -22.41%        N/A       N/A       N/A       N/A     -21.65%
ProFund VP UltraOTC                  N/A      N/A       N/A       N/A      -70.72%        N/A       N/A       N/A       N/A     -70.44%

First Trust(R)10 Uncommon Values      N/A      N/A       N/A       N/A      -24.17%        N/A       N/A       N/A       N/A     -23.42%
19
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                              AMERICAN SKANDIA ADVISORS INCOME ANNUITY (WITH OPTIONAL GUARANTEE FEATURE)

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          No Credit Applicable to Premium                      1% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport 1              N/A      N/A       N/A       N/A      -27.60%        N/A       N/A       N/A       N/A     -26.88%
                                                                                                                                          -  ------------------------------- -------------------------------   -
AST Scudder Japan 2                                 Not Available                                        Not Available                                                               Not Available
                                                                                                                                          -  ------------------------------- -------------------------------   -
AST AIM International Equity 3       N/A      N/A       N/A       N/A      -21.09%        N/A       N/A       N/A       N/A     -20.30%
                                                                                                                                          -  ------------------------------- -------------------------------   -
AST Janus Overseas Growth                           Not Available                                        Not Available                                                               Not Available
                                                                                                                                          -  ------------------------------- -------------------------------   -
AST American Century                 N/A      N/A       N/A       N/A      -14.05%        N/A       N/A       N/A       N/A     -13.19%
  International Growth
AST MFS Global Equity                N/A      N/A       N/A       N/A      -8.72%         N/A       N/A       N/A       N/A     -7.81%
                                                                                                                                          -  ------------------------------- -------------------------------   -
AST Janus Small-Cap Growth 5                        Not Available                                        Not Available                                                               Not Available
                                                                                                                                          -  ------------------------------- -------------------------------   -
AST Scudder Small-Cap Growth 6       N/A      N/A       N/A       N/A      -21.20%        N/A       N/A       N/A       N/A     -20.42%
AST Federated Aggressive Growth 2    N/A      N/A       N/A       N/A      -9.63%         N/A       N/A       N/A       N/A     -8.72%
AST Goldman Sachs Small-Cap          N/A      N/A       N/A       N/A      24.19%         N/A       N/A       N/A       N/A     25.43%
  Value 7
AST Gabelli Small-Cap Value 8        N/A      N/A       N/A       N/A      10.36%         N/A       N/A       N/A       N/A     11.47%
AST Janus Mid-Cap Growth 9           N/A      N/A       N/A       N/A      -34.60%        N/A       N/A       N/A       N/A     -33.95%
AST NB Mid-Cap Growth 10             N/A      N/A       N/A       N/A      -16.91%        N/A       N/A       N/A       N/A     -16.08%
AST NB Mid-Cap Value 11              N/A      N/A       N/A       N/A      21.05%         N/A       N/A       N/A       N/A     22.27%
AST Alger All-Cap Growth             N/A      N/A       N/A       N/A      -25.72%        N/A       N/A       N/A       N/A     -24.98%
                                                                                                                                          -    -
AST Gabelli All-Cap Value 2                         Not Available                                        Not Available
                                                                                                                                          -    -
                                                                                                                                          -    -
AST Kinetics Internet 2                             Not Available                                        Not Available                                                                                      -20.25%-19.46%
                                                                                                                                          -    -
                                                                                                                                          -    -
AST T. Rowe Price Natural                           Not Available                                        Not Available                                                                                              1.00%
  Resources
                                                                                                                                          -    -
AST Alliance Growth 12               N/A      N/A       N/A       N/A      -24.48%        N/A       N/A       N/A       N/A     -23.73%
AST MFS Growth                       N/A      N/A       N/A       N/A      -11.10%        N/A       N/A       N/A       N/A     -10.21%
AST Marsico Capital Growth           N/A      N/A       N/A       N/A      -11.31%        N/A       N/A       N/A       N/A     -10.42%
AST JanCap Growth                    N/A      N/A       N/A       N/A      -32.79%        N/A       N/A       N/A       N/A     -32.12%
AST Janus Strategic Value 2          N/A      N/A       N/A       N/A      -2.18%         N/A       N/A       N/A       N/A     -1.20%
                                                                                                                                          -    -
AST Cohen & Steers Realty                           Not Available                                        Not Available
                                                                                                                                          -    -
AST Sanford Bernstein Managed        N/A      N/A       N/A       N/A      -10.57%        N/A       N/A       N/A       N/A     -9.67%
  Index 500 13
AST American Century Income &        N/A      N/A       N/A       N/A      -11.50%        N/A       N/A       N/A       N/A     -10.61%
  Growth 14
AST Alliance Growth and Income 15    N/A      N/A       N/A       N/A       4.04%         N/A       N/A       N/A       N/A      5.08%
AST MFS Growth with Income           N/A      N/A       N/A       N/A      -2.16%         N/A       N/A       N/A       N/A     -1.18%
AST INVESCO Equity Income            N/A      N/A       N/A       N/A       0.26%         N/A       N/A       N/A       N/A      1.26%
AST AIM Balanced 16                  N/A      N/A       N/A       N/A      -6.63%         N/A       N/A       N/A       N/A     -5.70%
AST American Century Strategic       N/A      N/A       N/A       N/A      -5.44%         N/A       N/A       N/A       N/A     -4.49%
  Balanced
AST T. Rowe Price Asset              N/A      N/A       N/A       N/A      -2.90%         N/A       N/A       N/A       N/A     -1.93%
Allocation
AST T. Rowe Price Global Bond 17     N/A      N/A       N/A       N/A       4.85%         N/A       N/A       N/A       N/A      5.90%
AST Federated High Yield             N/A      N/A       N/A       N/A      -7.95%         N/A       N/A       N/A       N/A     -7.03%
AST Lord Abbett Bond-Debenture 2     N/A      N/A       N/A       N/A       0.80%         N/A       N/A       N/A       N/A      1.81%
AST PIMCO Total Return Bond          N/A      N/A       N/A       N/A       7.99%         N/A       N/A       N/A       N/A      9.07%
AST PIMCO Limited Maturity           N/A      N/A       N/A       N/A       5.04%         N/A       N/A       N/A       N/A      6.09%
  Bond

MV Emerging Markets                                 Not Available                                        Not Available

WFVT Equity Income                   N/A      N/A       N/A       N/A       3.88%         N/A       N/A       N/A       N/A      4.92%
WFVT Equity Value                    N/A      N/A       N/A       N/A       4.42%         N/A       N/A       N/A       N/A      5.47%

Rydex Nova                                          Not Available                                        Not Available
Rydex Ursa                                          Not Available                                        Not Available
Rydex OTC                                           Not Available                                        Not Available
---------------------------------- ------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
---------------------------------- ------------------------------------------------- -- -------------------------------------------------
INVESCO VIF Technology                              Not Available                                        Not Available
INVESCO VIF Health Sciences                         Not Available                                        Not Available
INVESCO VIF Financial Services                      Not Available                                        Not Available
INVESCO VIF                                         Not Available                                        Not Available
  Telecommunications
INVESCO VIF Dynamics                                Not Available                                        Not Available

Evergreen VA Global Leaders          N/A      N/A       N/A       N/A      -5.92%         N/A       N/A       N/A       N/A     -4.98%
Evergreen VA Special Equity          N/A      N/A       N/A       N/A      -15.93%        N/A       N/A       N/A       N/A     -15.09%

ProFund VP Europe 30                                Not Available                                        Not Available
ProFund VP UltraSmall-Cap 18                        Not Available                                        Not Available
ProFund VP UltraOTC                                 Not Available                                        Not Available

First Trust(R)10 Uncommon Values                     Not Available                                        Not Available
19
---------------------------------- ------------------------------------------------- -- -------------------------------------------------

                                 -------------------------------------------------- -- -------------------------------------------------
                                             Non-Standard Total Return                            Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          2% Credit Applicable to Premium                      3% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport 1              N/A      N/A       N/A       N/A      -26.15%        N/A       N/A       N/A       N/A     -25.43%
                                                                                                                                          -    -
AST Scudder Japan 2                                 Not Available                                        Not Available
                                                                                                                                          -    -
AST AIM International Equity 3       N/A      N/A       N/A       N/A      -19.51%        N/A       N/A       N/A       N/A     -18.72%
                                                                                                                                          -    -
AST Janus Overseas Growth                           Not Available                                        Not Available                                                                                       2.00%  3.00%
                                                                                                                                          -    -
AST American Century                 N/A      N/A       N/A       N/A      -12.33%        N/A       N/A       N/A       N/A     -11.47%
  International Growth
AST MFS Global Equity                N/A      N/A       N/A       N/A      -6.89%         N/A       N/A       N/A       N/A     -5.98%
                                                                                                                                          -    -
AST Janus Small-Cap Growth 5                        Not Available                                        Not Available
                                                                                                                                          -    -
AST Scudder Small-Cap Growth 6        N/A      N/A       N/A       N/A     -19.63%        N/A       N/A       N/A       N/A     -18.84%
AST Federated Aggressive Growth 2     N/A      N/A       N/A       N/A     -7.82%         N/A       N/A       N/A       N/A     -6.92%
AST Goldman Sachs Small-Cap           N/A      N/A       N/A       N/A     26.67%         N/A       N/A       N/A       N/A     27.91%
  Value 7
AST Gabelli Small-Cap Value 8         N/A      N/A       N/A       N/A     12.57%         N/A       N/A       N/A       N/A     13.67%
AST Janus Mid-Cap Growth 9            N/A      N/A       N/A       N/A     -33.29%        N/A       N/A       N/A       N/A     -32.64%
AST NB Mid-Cap Growth 10              N/A      N/A       N/A       N/A     -15.25%        N/A       N/A       N/A       N/A     -14.42%
AST NB Mid-Cap Value 11               N/A      N/A       N/A       N/A     23.48%         N/A       N/A       N/A       N/A     24.69%
AST Alger All-Cap Growth              N/A      N/A       N/A       N/A     -24.24%        N/A       N/A       N/A       N/A     -23.49%
AST Gabelli All-Cap Value 2                         Not Available                                        Not Available
                                                                                                                                          -    -
AST Kinetics Internet 2                             Not Available                                        Not Available                                                                                      -18.66%-17.86%
                                                                                                                                          -    -
                                                                                                                                          -    -
AST T. Rowe Price Natural                           Not Available                                        Not Available                                                                                       2.00%  3.00%
  Resources
                                                                                                                                          -    -
AST Alliance Growth 12               N/A      N/A       N/A       N/A      -22.97%        N/A       N/A       N/A       N/A     -22.22%
AST MFS Growth                       N/A      N/A       N/A       N/A      -9.32%         N/A       N/A       N/A       N/A     -8.44%
AST Marsico Capital Growth           N/A      N/A       N/A       N/A      -9.53%         N/A       N/A       N/A       N/A     -8.64%
AST JanCap Growth                    N/A      N/A       N/A       N/A      -31.45%        N/A       N/A       N/A       N/A     -30.78%
AST Janus Strategic Value 2          N/A      N/A       N/A       N/A      -0.22%         N/A       N/A       N/A       N/A      0.76%
                                                                                                                                          -    -
AST Cohen & Steers Realty                           Not Available                                        Not Available
                                                                                                                                          -    -
AST Sanford Bernstein Managed        N/A      N/A       N/A       N/A      -8.78%         N/A       N/A       N/A       N/A     -7.89%
  Index 500 13
AST American Century Income &        N/A      N/A       N/A       N/A      -9.73%         N/A       N/A       N/A       N/A     -8.84%
  Growth 14
AST Alliance Growth and Income 15    N/A      N/A       N/A       N/A       6.12%         N/A       N/A       N/A       N/A      7.16%
AST MFS Growth with Income           N/A      N/A       N/A       N/A      -0.20%         N/A       N/A       N/A       N/A      0.78%
AST INVESCO Equity Income            N/A      N/A       N/A       N/A       2.27%         N/A       N/A       N/A       N/A      3.27%
AST AIM Balanced 16                  N/A      N/A       N/A       N/A      -4.76%         N/A       N/A       N/A       N/A     -3.83%
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST American Century Strategic       N/A      N/A       N/A       N/A      -3.55%         N/A       N/A       N/A       N/A     -2.60%
  Balanced
AST T. Rowe Price Asset              N/A      N/A       N/A       N/A      -0.96%         N/A       N/A       N/A       N/A      0.01%
Allocation
AST T. Rowe Price Global Bond 17     N/A      N/A       N/A       N/A       6.95%         N/A       N/A       N/A       N/A      8.00%
AST Federated High Yield             N/A      N/A       N/A       N/A      -6.11%         N/A       N/A       N/A       N/A     -5.19%
AST Lord Abbett Bond-Debenture 2     N/A      N/A       N/A       N/A       2.82%         N/A       N/A       N/A       N/A      3.83%
AST PIMCO Total Return Bond          N/A      N/A       N/A       N/A      10.15%         N/A       N/A       N/A       N/A     11.23%
AST PIMCO Limited Maturity           N/A      N/A       N/A       N/A       7.14%         N/A       N/A       N/A       N/A      8.19%
  Bond

MV Emerging Markets                                 Not Available                                        Not Available

WFVT Equity Income                   N/A      N/A       N/A       N/A       5.96%         N/A       N/A       N/A       N/A      7.00%
WFVT Equity Value                    N/A      N/A       N/A       N/A       6.51%         N/A       N/A       N/A       N/A      7.55%

Rydex Nova                                          Not Available                                        Not Available
Rydex Ursa                                          Not Available                                        Not Available
Rydex OTC                                           Not Available                                        Not Available

INVESCO VIF Technology                              Not Available                                        Not Available
INVESCO VIF Health Sciences                         Not Available                                        Not Available
INVESCO VIF Financial Services                      Not Available                                        Not Available
INVESCO VIF                                         Not Available                                        Not Available
  Telecommunications
INVESCO VIF Dynamics                                Not Available                                        Not Available

Evergreen VA Global Leaders          N/A      N/A       N/A       N/A      -4.03%         N/A       N/A       N/A       N/A     -3.09%
Evergreen VA Special Equity          N/A      N/A       N/A       N/A      -14.24%        N/A       N/A       N/A       N/A     -13.40%

ProFund VP Europe 30                                Not Available                                        Not Available
ProFund VP UltraSmall-Cap 18                        Not Available                                        Not Available
ProFund VP UltraOTC                                 Not Available                                        Not Available

First Trust(R)10 Uncommon Values                     Not Available                                        Not Available
19
---------------------------------- ------------------------------------------------- -- -------------------------------------------------

1.       Effective October 15, 1996,  Founders Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to October 15, 1996,
     Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became Sub-advisor of the Portfolio.  Between October 15, 1996 and May
     3, 1999,  Putnam  Investment  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST Putnam  International
     Equity."  Prior to October 15,  1996,  Seligman  Henderson  Co.  served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective May 1, 2000,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     2000, Rowe Price-Fleming  International,  Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price International
     Equity Portfolio."
5.       Effective  December 31, 1998,  Janus Capital  Corporation  became  Sub-advisor of the  Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May 1,
     2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2001,  Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and
     May 1, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P. served as Sub-advisor of the
     Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000,  Bankers
     Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth & Income."
15.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became Sub-advisor of the Portfolio.  Between October 15, 1996 and May
     3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to
     October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix Balanced Asset
     Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was  changed  to the  "AST  T.  Rowe  Price  Global  Bond".  Effective  May 1,  1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,  1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

Some of the underlying  portfolios may be subject to an expense  reimbursement  or waiver that in the absence of such  reimbursement or waiver would reduce the portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed.  Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the  investments  held by the  underlying  mutual funds and upon  prevailing  market  conditions  and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds.  In addition, the amount of charges against each Sub-account will affect performance.

The information  provided by these measures may be useful in reviewing the performance of the  Sub-accounts,  and for providing a basis for comparison  with other  annuities.  These measures may be less useful in providing a basis for  comparison  with other  investments
that  neither   provide  some  of  the  benefits  of  such  annuities  nor  are  treated  in  a  similar   fashion  under  the  CodeThe
"inception-to-date"  figures shown below are based on the inception date of a Portfolio.  Any performance of such  Portfolios  prior to inception of a Sub-Account is provided by the Portfolios.  The total return for any Sub-Account  reflecting  performance  prior to such
Sub-Account's inception is based on such information.

Because  AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B (CLASS 7 SUB-ACCOUNTS)  and (CLASS 8 SUB-ACCOUNTS)  are new
separate accounts they currently have no performance.  Once they have  performance,  the performance  quoted in any advertising  should not be considered a representation of the performance of these Sub-Accounts in the future since performance is not fixed.

Net Investment  Performance will depend on the type, quality and, for some of the Sub-Accounts,  the maturities of the investments held by the  Portfolios  and upon  prevailing  market  conditions  and the response of the  Portfolios to such  conditions.  Net  Investment
Performance will also depend on changes in the expenses of the Portfolios.

The information  provided by these measures may be useful in comparing the  performance of the  Sub-Accounts  that you may utilize.  It may have only a limited  usefulness in comparison with other annuities,  given that, as of the date of this Statement,  we were unaware of any annuities  structured in a similar  fashion.  (To our knowledge,  other variable  immediate  annuities are structured  such that investment  performance  always directly  affects the amount of each Annuity Payment,  not any Inheritance  Period.) These measures may be even less useful in  providing a basis for  comparison  with other  investments  that  neither  provide  some of the benefits of the
Annuities or the benefits of other variable immediate annuities.

UNIT PRICE  DETERMINATIONS:  For each  Sub-Account  the  initial  Unit Price is $10.00.  The Unit Price for each  subsequent  Valuation
Period is the net investment factor for that Valuation  Period,  multiplied by the Unit Price for the immediately  preceding  Valuation
Period.  The net investment factor is (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b)      any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)      is the net result of:

              (a) the net asset value per share of the Portfolio at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-Account.

(3)      is the mortality and expense risk charges and the administration charge.

We value the assets in each  Sub-Account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

INDEPENDENT  AUDITORS:  The consolidated  financial statements of American Skandia Life Assurance  Corporation at December 31, 2000 and
1999, and for each of the three years in the period ended December 31, 2000,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their report thereon appearing  elsewhere herein,  and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS:  Counsel for American  Skandia Life Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL  STATEMENTS:  The financial  statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation and
American  Skandia Life Assurance  Corporation  Separate Account B Class 7 and Class 8 Sub-accounts as of December 31, 2000.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your written or oral request.  Please address your request to American  Skandia Life  Assurance  Corporation,  Attention:  Concierge
Desk, P.O. Box 883, Shelton, Connecticut, 06484.  Our phone number is 1-(800) 752-6342.

                                                              Appendix A

 Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate Account
                                                         B Class 7 and Class 8

                                                AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2000 and 1999, and the related  consolidated statements of operations,  shareholder's  equity and cash flows for the three year period ended December 31, 2000.  These  consolidated financial  statements  are the  responsibility  of the  Company's  management.  Our  responsibility  is to  express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2000 and 1999,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2000 in  conformity  with  accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                            $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                            $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                     576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                            $
                                                                     ===============            ================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Operations
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -            2,945                5,144
  Return credited to contractowners                                    9,046              (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                 (500)                     -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210               (3,642)                 2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flow
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense                                                           (10,903)
                                                                   60,023                               (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets                                                       (32,954)
                                                                 (59,987)                                (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs                                    (366,198)          (174,804)
                                                                (310,487)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding                                                                       9,663
                                                                   12,699              22,118
      Change in foreign currency translation, net
                                                                    (101)                 701               (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)               (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                                       (148,808)          (114,308)
                                                                (330,562)
                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments                                         (99,250)
                                                                (380,737)                               (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds                                             (17,703)
                                                                 (18,136)                                (7,158)
      Proceeds from sale of shares in mutual funds
                                                                    8,345              14,657              6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)               (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities                                        (74,923)
                                                                (103,338)                               (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============
                                                                                                    =============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2000

1.       ORGANIZATION AND OPERATION

American Skandia Life Assurance  Corporation  (the "Company") is a wholly-owned  subsidiary of American  Skandia,  Inc. ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

The Company develops long-term savings and retirement  products which are distributed through its affiliated  broker/dealer  company,
American  Skandia  Marketing,  Incorporated  ("ASM").  The Company  currently  issues  variable and term life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. ("Skandia Vida") which is a life insurance company domiciled in
Mexico.  Skandia Vida had total shareholder's equity of $4,402,000 and $4,592,000 as of December 31, 2000, and 1999, respectively.
The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years.  As such, Skandia Vida has generated net losses of $2,540,000, $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.       Basis of Reporting
         ------------------

         The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally accepted in the United States.  Intercompany transactions and balances have been eliminated in consolidation.

         Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

B.       New Accounting Standard
         -----------------------

         The FASB has issued  Statement of Financial  Accounting  Standards  No. 133,  "Accounting  for  Derivative  Instruments  and
         Hedging  Activities",  as amended by SFAS 137 and SFAS 138 (collectively,  "SFAS 133"). SFAS 133 is effective for all fiscal quarters of all fiscal years  beginning after June 15, 2000;  accordingly,  the Company adopted SFAS 133 on January 1, 2001.
         This statement  establishes  accounting and reporting  standards for derivative  instruments,  including certain  derivative instruments  embedded in other contracts,  and for hedging activities.  SFAS No. 133 requires that all derivative  financial instruments  be measured at fair value and  recognized  in the  statement  of  condition  as either  assets or  liabilities.
         Changes in the fair value of the  derivative  financial  instruments  will be reported in either  earnings or  comprehensive income, depending on the use of the derivative and whether or not it qualifies for hedge accounting.

         Special hedge accounting  treatment is permitted only if specific criteria are met, including that the hedging  relationship be highly  effective  both at inception and on an ongoing  basis.  Accounting for hedges varies based on the type of hedge -
         fair value or cash flow.  Results of  effective  hedges are  recognized  in current  earnings  for fair value  hedges and in other comprehensive income for cash flow hedges. Ineffective portions of hedges are recognized immediately in earnings.

                                                 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The  derivative  instruments  held by the Company in 2000 and 1999  consisted  of equity put options  utilized to manage the market risk and reserve  fluctuations  associated with the guaranteed  minimum death benefit ("GMDB").  The adoption of SFAS
         No. 133 did not have a material effect on the Company's financial statements.

C.       Investments
--------------------

         The Company has classified its fixed maturity  investments as either  held-to-maturity  or  available-for-sale.  Investments classified  as  held-to-maturity  are  investments  that the Company has the  ability and intent to hold to  maturity.  Such investments are carried at amortized  cost.  Those  investments  which are classified as  available-for-sale  are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

         The Company has  classified its mutual fund  investments  held in support of a deferred  compensation  plan (see Note 13) as available-for-sale.  Such  investments are carried at fair value and changes in unrealized  gains and losses are reported as a component of other comprehensive income.

         Policy loans are carried at their unpaid principal balances.

         Realized gains and losses on disposal of investments are determined by the specific  identification  method and are included in revenues.

D.       Derivative Instruments
         ----------------------

         The Company uses derivative  instruments which consist of equity option contracts for risk management purposes,  and not for trading or  speculation.  The Company  hedges the market  value  fluctuations  of the GMDB  exposure  embedded in its policy reserves.  Premiums paid on option  contracts  are amortized  into net  investment  income over the terms of the  contracts.
         The options are carried at amortized  cost plus  intrinsic  value,  if any, at the  valuation  date. An option has intrinsic value if it is  "in-the-money."  For a put option to be  "in-the-money,"  the exercise  price must be greater than the value of the  underlying  index.  Changes in  intrinsic  value are  recorded  as a  component  of the  change in annuity  and life insurance policy reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

         The Company  considers all highly liquid time  deposits,  commercial  paper and money market mutual funds  purchased  with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed  maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         Fair values of investments in mutual funds are based on quoted market prices.

         The intrinsic value portion of the derivative instrument is determined based on the current value of the underlying index.

         The  carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term  nature of these investments.

         The  carrying  value of  short-term  borrowings  (cost)  approximates  fair  value  due to the  short-term  nature  of these liabilities.

         Fair  values of certain  financial  instruments,  such as future fees  payable to parent and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

G.       State Insurance Licenses
         ------------------------

         Licenses  to do  business in all states have been  capitalized  and  reflected  at the  purchase  price of  $6,000,000  less accumulated amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

H.       Software Capitalization
         -----------------------

         The Company  capitalizes  certain costs  associated with internal use software in accordance with the American  Institute of
         Certified Public  Accountants  Statement of Position 98-1 ("SOP 98-1"),  "Accounting for the Costs of Software  Developed or
         Obtained for Internal Use. The SOP, which was adopted  prospectively as of January 1, 1999,  requires the  capitalization of certain  costs  incurred in connection  with  developing  or obtaining  internal use software.  Prior to the adoption of SOP
         98-1,  the Company  expensed all  internal use software  related  costs as  incurred.  Details of the  capitalized  software costs, which are included in fixed assets, and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $
                                                                             ------             -
                                                                                       -

                  Software costs capitalized during the year                  4,804
                                                                                               3,035

                  Software costs amortized during the year                      (512)           (115)
                                                                       ---      -----     ----  -----

                                                                              4,292
                                                                      -       -----
                                                                                               2,920
                                                                                               -----

                  Balance at end of year                                     $7,212
                                                                             ======
                                                                                              $2,920
                                                                                              ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

I.       Income Taxes
         ------------

         The Company is included in the  consolidated  federal  income tax return and combined state income tax return of an upstream company,  Skandia AFS Development  Holding  Corporation and certain of its subsidiaries.  In accordance with the tax sharing agreement,  the  federal  and state  income  tax  provisions  are  computed  on a  separate  return  basis as  adjusted  for consolidated items such as net operating loss carryforwards.

         Deferred  income taxes  reflect the net tax effects of  temporary  differences  between the  carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

J.       Recognition of Revenue and Contract Benefits
         --------------------------------------------

         Revenues for variable deferred annuity contracts consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance fee per contract.  Benefit reserves for variable  annuity  contracts  represent  the  account  value of the  contracts  and are  included  in the  separate  account liabilities.

         Revenues for variable  immediate  annuity contracts with and without life  contingencies  consist of certain charges against contractowner  account values including  mortality and expense risks and administration  fees. Benefit reserves for variable immediate  annuity  contracts  represent  the  account  value of the  contracts  and are  included in the  separate  account liabilities.

         Revenues for market value  adjusted  fixed  annuity  contracts  consist of separate  account  investment  income  reduced by benefit  payments  and changes in  reserves in support of  contractowner  obligations,  all of which are  included in return credited to  contractowners.  Benefit  reserves for these  contracts  represent the account value of the contracts,  and are included in the general account reserve for future  contractowner  benefits to the extent in excess of the separate  account assets.

         Revenues for  immediate  annuity  contracts  without  life  contingencies  consist of net  investment  income.  Revenues for
         immediate  annuity  contracts  with  life   contingencies   consist  of  single  premium  payments   recognized  as  annuity
         considerations  when  received.  Benefit  reserves for these  contracts  are based on the Society of Actuaries  1983 Table-a with  assumed  interest  rates that vary by issue year.  Assumed  interest  rates ranged from 6.25% to 8.25% at December 31,
         2000 and 1999.

         Revenues for variable life insurance  contracts  consist of charges against  contractowner  account values for mortality and expense risk fees,  cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life insurance  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

K.       Deferred Acquisition Costs
         --------------------------

         The costs of acquiring  new  business,  which vary with and are primarily  related to the  production  of new business,  are being  deferred,  net of  reinsurance.  These costs include  commissions,  costs of contract  issuance,  and certain selling expenses that vary with  production.  These costs are being  amortized  generally in  proportion  to expected  gross profits from  surrender  charges,  policy and asset based fees and  mortality and expense  margins.  This  amortization  is adjusted retrospectively  and  prospectively  when  estimates  of current and future  gross  profits to be  realized  from a group of products are revised.

         Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705          $721,507          $546,703
                                                                        ----------          --------          --------

                  Acquisition costs deferred during the year               495,103                             261,432
                                                                                             450,059

                  Acquisition costs amortized during the year             (184,616)          (83,861)          (86,628)
                                                                     ---  ---------      ------------         ---------

                                                                           310,487                             174,804
                                                                     ----  -------         ---                --------
                                                                                             366,198
                                                                                             -------

                  Balance at end of year                                $1,398,192        $1,087,705          $721,507
                                                                        ==========        ==========          ========

L.       Reinsurance
         -----------

         The Company cedes reinsurance under modified co-insurance  arrangements.  These reinsurance  arrangements provide additional capacity for growth in supporting  the cash flow strain from the  Company's  variable  annuity and variable  life  insurance business.  The reinsurance is effected under quota share contracts.

The Company reinsured its exposure to market fluctuations associated with its GMDB liability in the first half of 1999 and in 1998.  Under this reinsurance agreement, the Company ceded premiums of $2,945,000 and $5,144,000; received claim reimbursements of
         $242,000 and $9,000; and, recorded increases/(decreases) in reserves of ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and
         $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

M.       Translation of Foreign Currency
         -------------------------------

         The  financial  position  and results of  operations  of Skandia Vida are measured  using local  currency as the  functional currency.  Assets and  liabilities  are  translated  at the exchange rate in effect at each  year-end.  Statements of income and  shareholder's  equity accounts are translated at the average rate prevailing during the year.  Translation  adjustments arising from the use of differing  exchange  rates from period to period are reported as a component of other  comprehensive income.

N.       Separate Accounts
         -----------------

         Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments  in mutual  funds,  short-term securities  and  cash  and  cash  equivalents,  all of  which  are  carried  at fair  value.  The  investments  are  managed predominately  through the Company's investment advisory affiliate,  American Skandia Investment  Services,  Inc. ("ASISI"),
         utilizing  various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment  firms.
         The  contractowner  has the  option of  directing  funds to a wide  variety  of mutual  funds.  The  investment  risk on the variable  portion of a contract is borne by the  contractowner.  A fixed option with a minimum  guaranteed  interest rate is also available.  The Company is responsible for the credit risk associated with these investments.

         Included in Separate  Account  liabilities are reserves of  $1,059,987,000  and  $896,205,000 at December 31, 2000 and 1999,
         respectively,  relating to annuity  contracts for which the  contractowner  is  guaranteed a fixed rate of return.  Separate
         Account assets of  $1,059,987,000  and  $896,205,000  at December 31, 2000 and 1999,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

O.       Estimates
         ---------

         The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States requires that  management  make estimates and  assumptions  that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more significant  estimates and  assumptions  are related to deferred  acquisition  costs and involve policy  lapses,  investment return and maintenance expenses.  Actual results could differ from those estimates.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                         (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                          2,957          (660)         88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                                1,276        (4,098)     2,889

            Foreign currency translation                                                               456        (22)
                                                                                    -------     ---------- -----------
                                                                                    (66)
                                                                                    ----

         Other comprehensive income (loss)                                             1,210        (3,642)      2,867
                                                                                   --------- --     ------- ---- -----

         Comprehensive income                                                       $66,027       $72,527     $37,634
                                                                                    =======       =======     =======

The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                       82           148
                                                                               ------      --        ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

The amortized  cost,  gross  unrealized  gains/losses  and estimated  fair value of  available-for-sale  and  held-to-maturity  fixed maturities  and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All  securities  held at December 31,
2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041              $4,445           $ (11)      $210,475

         Foreign government obligations                       2,791                 195                          2,986
                                                                                                -

         Obligations of state and political
            subdivisions                                        253                   1                            254
                                                                                                -

         Corporate securities                                72,237               1,565          (1,809)        71,993
                                                      ----   ------  --           -----          -------  ----  ------

             Totals                                        $281,322              $6,206         $(1,820)      $285,708
                                                           ========              ======         ========      ========

The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                      -----     -----  ------     -----

            Total                                            $281,322          $285,708
                                                             ========          ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                          (in thousands)                                       Available-for-Sale
                                                                               ------------------

                                                                               Gross            Gross
                                                          Amortized       Unrealized          Unrealized         Fair
                                                               Cost            Gains            Losses          Value
                                                               ----            -----            ------          -----

              U.S. Government obligations                   $ 81,183         $ -             $  (678)      $ 80,505

         Obligations of state and political
            subdivisions                                    253                -                    (3)         250

         Corporate securities                               121,859            -              (4,449)
                                                            -------            -              -------
                                                                                                                117,410
                                                                                                                -------

             Totals                                         $203,295         $ -             $(5,130)      $198,165
                                                            ========         ===             ========      ========

                          (in thousands)                                       Held-to-Maturity
                                                                               ----------------

                                                                               Gross            Gross
                                                          Amortized       Unrealized       Unrealized            Fair
                                                               Cost            Gains            Losses          Value
                                                               ----            -----            ------          -----

         U.S. Government obligations                          $1,105         $ -              $ (1)            $1,104

         Corporate securities                                   2,255          -               (15)
                                                              -------          -               ----
                                                                                                                2,240
                                                                                                                -----

             Totals                                           $3,360         $ -             $(16)             $3,344
                                                              ======         ===             =====             ======

         Proceeds  from  sales of  fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and  $999,000,
         respectively.   Proceeds  from  maturities  during  2000,  1999  and  1998  were  $1,104,000,  $4,030,000,  and  $3,050,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

     The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                        (153)           (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578            $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                               99               32          1,013
         Policy loans                                                             97               31              45
         Derivative instruments                                              (6,939)          (1,036)
                                                                             -------          -------
                                                                                                               -

         Total investment income                                            11,913            10,647          11,309

         Investment expenses                                                     257              206             179
                                                                         ------  ---    ------    ---      ------ ---

         Net investment income                                             $11,656           $10,441         $11,130
                                                                           =======           =======         =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                                          (10,904)     (14,230)
                                                                                  --       -     --------     -------
                                                                                 60,023
                                                                                 ------

         Total income tax expense                                                $30,779         $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and 1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                              -                 3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                              -                   137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                             ($   8,949)
                                                                                    ===========
                                                                                                              $51,726
                                                                                                              =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

The income tax expense was different  from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax  income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)        (2,523)      (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                  95,596      106,513         42,921

            Income tax rate                                                          35%             35%            35%
                                                                            -----    ---      ---    ---   ----     ---

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)        (9,085)
            Losses of foreign subsidiary                                                             883           880
                                                                                 889
            Meals and entertainment                                                                  664           487
                                                                                 841
            State income taxes                                                      (524)         1,071            673
            Other                                                                   3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                    $ 30,779       $ 30,344       $ 8,154
                                                                               ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

Certain operating costs (including personnel,  rental of office space, furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.  The Company has also charged  operating costs to ASISI.  The total cost to the Company for these items was  $13,974,000,  $11,136,000,  and $7,722,000 for the years ended December 31, 2000,  1999 and 1998,  respectively.  Income  received for these items was  $11,186,000,  $3,919,000 and
$1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses  reimbursed were
$5,842,000  and  $1,441,000  for the years ended  December 31, 2000 and 1999.  As of December 31, 2000 and 1999,  amounts  receivable under this agreement were $492,000 and $245,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

In a series of transactions  with ASI, the Company  transferred  certain rights to receive future fees and contract  charges expected to be realized on variable portions of designated blocks of deferred annuity contracts.

The proceeds  from the  transfers  have been recorded as a liability and are being  amortized  over the  remaining  surrender  charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive  future fees and charges after the expiration of the surrender charge period.

In connection with these transactions,  ASI issued  collateralized  notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

Under the terms of the  Purchase  Agreements,  the rights  transferred  provide  for ASI to receive a  percentage  (60%,  80% or 100%
depending on the underlying  commission option) of future mortality and expense charges and contingent deferred sales charges,  after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years).

Payments  representing  fees and charges in the aggregate  amount of  $219,454,000,  $131,420,000  and  $69,226,000  were made by the
Company to the Parent for the years ended December 31, 2000, 1999 and 1998,  respectively.  Related  interest expense of $70,667,000,
$52,840,000  and  $22,978,000  has been  included in the  statement of income for the years ended  December 31, 2000,  1999 and 1998, respectively.

The  Commissioner  of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the
Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97         5/1/95  - 12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97         5/1/96  - 10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98         7/1/96  - 10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00         5/1/00  - 10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00         1/1/98  - 10/31/00       7.25%          107,139

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office  space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease  expense  for 2000,  1999 and 1998 was  $6,593,000,
$5,003,000  and  $3,588,000  respectively.  Future  minimum  lease  payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

To comply with certain  state  insurance  departments'  requirements,  the Company  maintains  cash,  bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to $4,636,000  and  $4,868,000 as of December 31, 2000,  and 1999,
respectively.  These deposits are required to be maintained for the protection of contractowners within the individual states.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

Statutory basis shareholder's equity was $342,804,000 and $286,385,000 at December 31, 2000 and 1999, respectively.

The  statutory  basis net income for the year ended  December  31, 2000 was  $11,550,000,  as compared to losses of  $17,672,000  and
$13,152,000 for the years ended December 31, 1999 and 1998, respectively.

Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory  surplus and net gain from operations.  At December 31,
2000, no amounts may be distributed without prior approval.

On November 8, 1999,  the Board of  Directors  authorized  the  Company to increase  the par value of its capital  stock from $80 per share to $100 per share in order to comply with minimum  capital levels as required by the California  Department of Insurance.  This transaction  resulted in a  corresponding  decrease in paid in and  contributed  surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures  Manual in a process referred to as Codification.  The State of Connecticut has adopted the provisions of the revised manual,  which is effective  January
1, 2001. The revised manual has changed,  to some extent,  prescribed  statutory  accounting  practices and will result in changes to the  accounting  practices that the Company uses to prepare its  statutory-basis  financial  statements.  The adoption of the revised accounting practices is not expected to have a material adverse effect on the Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  contributes 3% of salary  for  all  participating  employees  and  matches  employee  contributions  at a 50%  level  up to an  additional  3%  Company contribution.  Company  contributions to this plan on behalf of the participants  were $3,734,000,  $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Company has a deferred  compensation  plan,  which is available  to the  internal  field  marketing  staff and certain  officers.
Company  contributions to this plan on behalf of the participants  were $399,000,  $193,000 and $342,000 for the years ended December
31, 2000, 1999 and 1998, respectively.

The Company and certain  affiliates  cooperatively  have a long-term  incentive  program  under which units are awarded to  executive officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program which benefits all employees below the officer  level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any payments under the programs.  The accrued  liability  representing  the value of these units was $31,632,000 and $42,619,000 as of December 31, 2000 and
1999,  respectively.  Payments  under these  programs were  $13,542,000,  $4,079,000  and $2,407,000 for the years ended December 31,
2000, 1999, and 1998, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                              (53,224)                        (766)                      (4,561)
                                ---        --------           ------       -----           ---        -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                              1999
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                              (36,681)                      (1,073)                       (257)
                                ---        --------             -        -------          ----         -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                              1998
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                         362                             (9)
                                --        --------           -----         ---            ---------        ---
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

In December 2000, the Company entered into a modified  coinsurance  agreement with SICL effective  January 1996.  During 2000,  ceded premiums  received net of  commission  expenses and reserve  adjustments  were  $10,360,000.  At December  31, 2000,  $6,109,000  was payable to SICL under this agreement.

Such ceded  reinsurance  does not  relieve  the Company of its  obligations  to  policyholders.  The  Company  remains  liable to its policyholders  for the  portion  reinsured  to the  extent  that  any  reinsurer  does not meet its  obligations  assumed  under  the reinsurance agreements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%                                           -           -     1,387
                                                      -             -
         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         ---------------------------------
         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

Surplus notes for $10,000,000 dated February 18, 1994 and $10,000,000 dated March 28, 1994 were converted to additional paid-in capital on December 27, 2000.  A surplus note for $14,000,000 dated December 28, 1994 was converted to additional paid-in capital on December 10, 1999.  All surplus notes mature seven years from the issue date.

Payment of interest  and  repayment  of  principal  for these  notes is subject to certain  conditions  and  require  approval by the
Insurance  Commissioner of the State of Connecticut.  At December 31, 2000 and 1999,  $15,816,000 and $14,372,000,  respectively,  of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

The Company had a $10,000,000  short-term  loan payable to ASI at December 31, 2000 and 1999 as part of a revolving  loan  agreement.
The loan has an interest  rate of 7.13% and  matures on March 12,  2001.  The total  interest  expense to the  Company was  $687,000,
$585,000  and  $622,000  and for the years ended  December  31,  2000,  1999 and 1998,  respectively.  Accrued  interest  payable was
$222,000 and $197,000 as of December 31, 2000 and 1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account  assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

In recent years, in order to complete the array of products offered by the Company and its affiliates to meet a wide variety of financial planning, the Company developed the variable life insurance and qualified retirement plan annuity products.  Assets under management and sales for the products other than variable annuities have not been significant enough to warrant full segment disclosures as required by SFAS 131, "Disclosures about Segments of an Enterprise and Related Information."

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                            Three months Ended

                                                            March 31  June 30         September 30     December 31
                                                            --------  -------         ------------     -----------
                          2000
                          ----
        Premiums and other insurance
           revenues                                        $137,255       $139,317           $147,923         $136,159
        Net investment income                                 2,876             3,628                              966
                                                                                      4,186
        Net realized capital gains (losses)                     729         (1,436)            (858)               877
                                                  -------       ---      ----------   -----    -----   -------     ---
        Total revenues                                      140,860         141,509            151,251         138,002
        Benefits and expenses                               106,641         121,356            137,514         110,515
                                                            -------        --------           --------         -------
        Pre-tax net income                                   34,219           20,153                            27,487
                                                                                      13,737
        Income taxes                                         10,038             5,225                           12,349
                                                  --         ------         ---------          ----    --       ------
                                                                                      3,167
                                                                                      -----
        Net income                                          $24,181         $14,928            $10,570         $15,138
                                                            =======         =======            =======         =======

                          1999
                          ----
        Premiums and other insurance
           revenues                                         $78,509         $88,435           $97,955         $111,443
        Net investment income                                 2,654             2,842                            2,210
                                                                                      2,735
        Net realized capital gains                              295                                                 52
                                                  -------       ---         ---------         -------  ---------    --
                                                                    25                206
                                                                    --                ---
        Total revenues                                       81,458           91,302        100,896            113,705
        Benefits and expenses                                64,204           67,803            71,597          77,244
                                                  --         ------         --------          -------- -        ------
        Pre-tax net income                                   17,254           23,499            29,299          36,461
        Income taxes                                          3,844                                             11,460
                                                  -----       -----       -----              -----              ------
                                                                             7,142    7,898
                                                                             -----    -----
        Net income                                         $ 13,410        $ 16,357          $ 21,401         $ 25,001
                                                           ========        ========          ========         ========

                          1998
                          ----
        Premiums and other insurance
           revenues                                         $50,593         $57,946          $62,445           $67,327
        Net investment income                                 3,262             2,410            2,469           2,989
        Net realized capital gains (losses)                     156
                                                  -------       ---          --------       ------
                                                                    13                     (46)              (24)
                                                                    --                     ----              ----
        Total revenues                                       54,011           60,369            64,868          70,292
        Benefits and expenses                                46,764           42,220            48,471          69,164
                                                  --         ------         --------          --------       -- ------
        Pre-tax net income                                    7,247           18,149            16,397           1,128
        Income taxes                                          1,175             4,174
                                                  ----        -----         ---------         ----
                                                                                      2,223                        582
                                                                                      -----                        ---
                 Net income                                  $6,072         $13,975           $14,174            $ 546
                                                             ======         =======           =======            =====

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                  SEPARATE ACCOUNT B CLASSES 7 AND 8

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 7 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying statement of assets,  liabilities and contractowners' equity of the fifty-five sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class
7, referred to in Note 1, as of December 31, 2000,  and the related  statements of operations  and changes in net assets for the period from May 1, 2000 (date  operations  commenced) to December 31,
2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement  presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the fifty-five  sub-accounts of American  Skandia Life Assurance
Corporation  Variable  Account B - Class 7,  referred to in Note 1, at December 31, 2000,  and the results of their  operations  and changes in their net assets for the period from May 1, 2000 (date operations commenced) to December 31, 2000 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------

                                   ASSETS                                                                            LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
American Skandia Trust ( AST ):                                                                        Payable to American Skandia Life Assurance Corporation                                   $ 16,062
         Alliance Growth &Income Porfolio - 16,964 shares (cost $351,292)           $ 362,616         Payable to Nike Funds                                                                      11,463
         Jancap Growth Portfolio - 53,096 shares (cost $2,191,146)                   1,862,616         Payable to INVESCO                                                                            256
         Money Market Portfolio - 305,109 shares (cost $305,109)                       305,017
                                                                                                                                                                                      -------------------
         Neuberger &Berman Mid-Cap Value Portfolio - 11,940 shares (cost $187,714)    201,113                                   Total Liabilities                                                27,781
         AIM Balanced Portfolio - 23,382 shares (cost $329,301)                        310,983
         T. Rowe Price Asset Allocation Portfolio - 1,349 shares (cost $24,302)         24,416
         Pimco Total Return Bond Portfolio - 35,875 shares (cost $404,714)             416,091                       NET ASSETS
         Federated High Yield Bond Portfolio - 12,487 shares (cost $124,176)           121,185                                                                            Unit
         Janus Small Cap Growth Portfolio - 977 shares (cost $23,409)                   19,801         Contractowners' Equity                         Units                 Value
         Invesco Equity Income Portfolio - 5,044 shares (cost $87,416)                  88,685              AST - Alliance Growth & Income Port              34,439           $ 10.53            362,616
         Neuberger &Berman Mid-Cap Growth Portfolio - 16,556 shares (cost $385,062)   358,056              AST - Jancap Growth                             235,747              7.90          1,862,616
         Pimco Limited Bond Portfolio - 1,855 shares ( cost $20,548)                    20,553              AST - Money Market                               29,567             10.32            305,017
         Alliance Growth Portfolio - 54,367 shares (cost $913,650)                     823,667              AST - Neuberger & Berman Mid-Cap Value           16,574             12.13            201,113
         American Century Income & Growth Portfolio - 50,974 shares (cost $676,601)    663,686              AST - AIM Balanced                               30,678             10.14            310,983
         American Century Strategic Balanced Portfolio - 1,247 shares (cost $17,202)    17,035              AST - T. Rowe Price Asset Allocation              2,412             10.12             24,416
         Gabelli Small-Cap Value Portfolio - 13,452 shares (cost $166,636)             175,079              AST - Pimco Total Return Bond                    37,918             10.97            416,091
         Cohen & Steers Real Estate Portfolio - 18,827 shares (cost $184,171)          191,592              AST - Federated High Yield Bond                  12,929              9.37            121,185
         Sanford Bernstein Mgt Idx 500 Portfolio - 7,451 shares (cost $96,280)          94,037              AST - Janus Small Cap Growth                        978             20.25             19,801
         Marsico Capital Growth Portfolio - 64,108 shares (cost $1,181,019)          1,160,357              AST - Invesco Equity Income                       8,596             10.32             88,685
         Lord Abbett Small Cap Value Portfolio - 12,298 shares (cost $161,648)         178,852              AST - Neuberger & Berman Mid-Cap Growth          36,882              9.71            358,056
         Kemper Small Cap Portfolio - 27,979 shares (cost $365,074)                    327,847              AST - Pimco Limited Bond                          1,940             10.59             20,553
         MFS Growth Portfolio - 2,831 shares (cost $32,877)                             29,887              AST - Alliance Growth Portfolio                  97,356              8.46            823,667
         MFS Growth with Income Portfolio - 1,844 shares (cost $19,757)                 19,354              AST - American Century Income & Growth           70,887              9.36            663,686
         Alger All-Cap Growth Portfolio - 39,246 shares (cost $302,402)                268,342              AST - American Century Strategic Balanced         1,725              9.87             17,035
         Janus Mid-Cap Growth Portfolio - 2,629 shares (cost $19,999)                   17,387              AST - Gabelli Small-Cap Value                    15,339             11.41            175,079
         Federated Aggressive Growth Portfolio - 242 shares (cost $2,140)                2,202              AST - Cohen & Steers Real Estate                 16,557             11.57            191,592
         Gabelli All-Cap Value Portfolio - 12,867 shares (cost $127,895)               129,802              AST - Sanford Bernstein Mgt Idx 500               9,941              9.46             94,037
         Janus Strategic Value Portfolio - 441 shares (cost $4,279)                      4,340              AST - Marsico Capital Growth                    114,992             10.09          1,160,357
         Lord Abbett Bond Debenture Portfolio - 425 shares (cost $4,279)                 4,308              AST - Lord Abbett Small Cap Value                14,220             12.58            178,852
         AIM International Equity Portfolio - 13,833 shares (cost $316,066)            304,840              AST - Kemper Small Cap                           35,743              9.17            327,847
         Founders Passport Portfolio - 11,025 shares (cost $196,725)                   164,197              AST - MFS Growth Portfolio                        3,089              9.68             29,887
         Janus Overseas Growth Portfolio - 6,771 shares (cost $137,073)                126,650              AST - MFS Growth with Income Portfolio            1,919             10.09             19,354
         Am Cent Intl Growth I Portfolio - 17,536 shares (cost $323,004)               318,402              AST - Alger All-Cap Growth Portfolio             30,915              8.68            268,342
         MFS Global Equity Portfolio - 21,992 shares (cost $227,040)                   224,935              AST - Janus Mid-Cap Growth                        2,473              7.03             17,387
         Scudder Japan Portfolio - 0 shares (cost $0)                                        -              AST - Federated Aggressive Growth                   243              9.08              2,202
         Kinetics Internet Portfolio - 0 shares (cost $0)                                    -              AST - Gabelli All-Cap Value                      12,895             10.07            129,802
         T. Rowe Price Natural Resources Portfolio - 0 shares (cost $0)                      -              AST - Janus Strategic Value                         442              9.83              4,340
         T. Rowe Price Global Bond Portfolio - 0 shares (cost $0)                            -              AST - Lord Abbett Bond Debenture                    425             10.13              4,308
Evergreen Funds:                                                                                            AST - AIM International Equity                   33,897              8.99            304,840
        VA Global Leaders Fund - 242 shares (cost $3,440)                                3,487              AST - Founders Passport                          20,311              8.08            164,197
        VA Special Equity Fund - 0 shares (cost $0)                                          -              AST - Janus Overseas Growth                       6,782             18.68            126,650
INVESCO Variable Trust:                                                                                     AST - Am Cent Intl Growth I                      32,368              9.84            318,402
        VIF Technology Fund - 7,307 shares (cost $240,869)                             207,244              AST - MFS Global Equity Portfolio                23,151              9.72            224,935
        VIF Financial Services Fund - 8,761 shares (cost $111,463)                     121,197              AST - Scudder Japan Portfolio                         -                 -                  -
        VIF Telecommunications Fund - 13,453 shares (cost $190,575)                    162,915              AST - Kinetics Internet Portfolio                     -                 -                  -
        VIF Health Sciences Fund - 20,743 shares (cost $424,099)                       433,318              AST - T. Rowe Price Natural Resources Portfolio       -                 -                  -
        VIF Dynamics Fund - 12,222 shares (cost $236,019)                              222,519              AST - T. Rowe Price Global Bond Portfolio             -                 -                  -
Montgomery Funds:                                                                                           Evergreen - VA Global Leaders Fund                  350              9.96              3,487
        Emerging Markets Fund - 3,485 shares (cost $30,246)                             26,974              Evergreen - VA Special Equity Fund                    -                 -                  -
Nike Funds:                                                                                                 INVESCO - VIF Technology Fund                    25,984              7.98            207,244
        First Trust 10 Uncommon Values - 28, 776 shares                                241,376              INVESCO - VIF Financial Services Fund             9,786             12.38            121,197
Profunds:                                                                                                   INVESCO - VIF Telecommunications Fund            20,235              8.05            162,915
        VP Europe - 0 shares (cost $0)                                                       -              INVESCO - VIF Health Sciences Fund               32,969             13.14            433,318
        VP Ultra OTC - 997 shares (cost $49,456)                                        15,386              INVESCO - VIF Dynamics Fund                      22,264              9.99            222,519
        VP UltraSmall-Cap - 1,072 shares (cost $39,203)                                 29,581              Montgomery - Emerging Markets                     3,293              8.19             26,974
Rydex Funds:                                                                                                Nike - First Trust 10 Uncommon Values            32,451              7.44            241,376
        Nova Fund - 14,440 shares (cost $211,230)                                      200,472              Profunds - VP Europe                                  -                 -                  -
        Ursa Fund - 0 shares (cost $0)                                                       -              Profunds - VP Ultra OTC                           3,787              4.06             15,386
        OTC Funfd - 15,890 shares (cost $432,351)                                      362,717              Profunds - VP UltraSmall-Cap                      3,174              9.32             29,581
Wells Fargo Variable Trust (WFVT):                                                                          Rydex - Nova                                     22,973              8.73            200,472
        Equity Value Fund - 359 shares (cost $3,412)                                     3,464              Rydex - Ursa                                          -                 -                  -
        Equity Income Fund - 0 shares (cost $0)                                              -              Rydex - OTC                                      51,764              7.01            362,717
                                                                             ------------------
                          Total Invested Assets                                     11,368,580              WFVT - Equity Value                                 327             10.59              3,464
                                                                                                            WFVT - Equity Income                                  -                 -                  -
                                                                                                                                                                                      -------------------
Receivable from AST                                                                     27,781                                   Total Contractowner's Equity                                 11,368,580
                                                                             ------------------
                          Total Receivables                                             27,781

                                                                             ------------------                                                                                       -------------------
                          Total Assets                                            $ 11,396,361                                   Total Liabilities & Contractowner's Equity                 $ 11,396,361
                                                                             ==================                                                                                       ===================

-----------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                         Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                    Class 7 Sub-account
Investing In:                             Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                     Class 7 Sub-account Investing In:
                                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                                                                                                                                                                    AST - T. Rowe      AST -
PIMCO                                                                                                        AST - PIMCO
                                                                                                                  AST - Alliance          AST - JanCap            AST - Money         AST - Neuberger &          AST - AIM         Price Asset
Total Return          AST - Federated         AST - Janus           AST - INVESCO         AST - Neuberger &       Limited Maturity     AST - T. Rowe Price       AST - Alliance        AST - American Cent.    AST - American Cent.        AST - Gabelli
                                                                                                Total             Growth and Income          Growth                 Market            Berman Midcap Value        Balanced           Allocation            Bond
               High Yield          Small Cap Growth        Equity Income         Berman Midcap Growth          Bond              Nat Resources              Growth             Growth & Income         Strategic Balanced        Small Cap Value
                                                                                         --------------------   -------------------------------------------   --------------------   -------------------------------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------------------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
INVESTMENT INCOME:
   Income
       Dividends                                                                                     $ 8,387                    $ -                    $ -                $ 8,387                    $ -                    $ -             $ -
    $ -                    $ -                   $ -                     $ -                    $ -                     $ -                    $ -                    $ -                     $ -                        $ -                    $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                            (14,846)                  (548)                (5,067)                (1,705)                  (387)                  (642)            (34)
   (823)                  (382)                  (32)                   (134)                  (908)                     (1)                     -                 (2,635)                 (1,225)                       (53)                  (270)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                                                                          (6,459)                  (548)                (5,067)                 6,682                   (387)                  (642)            (34)
  (823)                  (382)                  (32)                   (134)                  (908)                     (1)                     -                 (2,635)                 (1,225)                       (53)                  (270)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                             2,586,239                 21,493                 93,361              1,972,188                 13,854                 26,069             121
 90,108                103,700                   209                  50,997                119,206                       -                  8,443                 53,713                   3,482                     25,876                  3,419
   Cost of Securities Sold                                                                         2,663,925                 21,971                121,041              1,972,188                 13,439                 27,690             124
 88,440                110,715                   237                  50,217                148,746                       -                  8,789                 66,411                   3,820                     26,576                  3,521
                                                                                                                                                                                                       0
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
       Net Gain (Loss)                                                                               (77,686)                  (478)               (27,680)                     -                    415                 (1,621)             (3)
 1,668                 (7,015)                  (28)                    780                (29,540)                      -                   (346)               (12,698)                   (338)                      (700)                  (102)
   Short-Term Capital Gain Distributions Received                                                          0                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   Long-Term Capital Gain Distributions Received                                                           0                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET REALIZED GAIN (LOSS)                                                                             (77,686)                  (478)               (27,680)                     -                    415                 (1,621)             (3)
  1,668                 (7,015)                  (28)                    780                (29,540)                      -                   (346)               (12,698)                   (338)                      (700)                  (102)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   End of Period                                                                                     437,074                (11,368)               328,530                      -                (13,478)                18,318            (147)
(11,433)                 2,925                 3,576                  (1,302)                26,956                      (6)                     -                 89,983                  12,915                        114                 (8,509)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET UNREALIZED GAIN (LOSS)                                                                          (437,074)                11,368               (328,530)                     -                 13,478                (18,318)            147
 11,433                 (2,925)               (3,576)                  1,302                (26,956)                      6                      -                (89,983)                (12,915)                      (114)                 8,509
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $ (521,219)              $ 10,342             $ (361,277)               $ 6,682               $ 13,506              $ (20,581)          $ 110
$ 12,278              $ (10,322)             $ (3,636)                $ 1,948              $ (57,404)                    $ 5                 $ (346)            $ (105,316)              $ (14,478)                    $ (867)               $ 8,137
                                                                                         ====================   ====================   ====================   ====================   ====================   ====================   =============
====================   ====================   ===================   =====================   ====================   =====================  =====================   ====================   =====================   ========================  =====================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                         Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                    Class 7 Sub-account
Investing In:                             Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                     Class 7 Sub-account Investing In:
                                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                                                                                                                 AST - Janus             AST - American
                                                                                              AST - C&S              AST - SB             AST - Marsico        AST - Lord Abbett        AST - Kemper             AST - MFS          AST - MFS          AST
- Alger            AST - Janus         AST - Federated         AST - Gabelli            AST - Janus         AST - Lord Abbett          AST - AIM            AST - Founders            Oversease           Century International         AST - MFS
                                                                                             Real Estate           Mgt Index 500         Capital Growth       Small Capitalization        Small Cap               Growth           Growth with IncomeAll-Cap
Growth         Mid-Cap Growth       Aggressive Growth        All-Cap Value          Strategic Value         Bond Debenture      International Equity         Passport                 Growth                   Growth I             Global Equity
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   ------------
------------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  -
--------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ -                    $ -                    $ -                    $ -                    $ -                    $ -             $ -
    $ -                    $ -                   $ -                     $ -                    $ -                     $ -                    $ -                    $ -                     $ -                        $ -                   $ 30
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (173)                  (172)                (2,770)                  (294)                  (504)                  (106)            (64)
   (520)                   (67)                    -                     (23)                    (1)                     (1)                  (460)                  (482)                   (209)                      (691)                  (372)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                                                                            (173)                  (172)                (2,770)                  (294)                  (504)                  (106)            (64)
  (520)                   (67)                    -                     (23)                    (1)                     (1)                  (460)                  (482)                   (209)                      (691)                  (342)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                 1,020                  1,409                 83,562                  8,291                 39,200                  6,664           4,865
 19,078                 19,310                     -                       -                      -                       -                 32,377                  6,280                   6,148                     27,939                 15,402
   Cost of Securities Sold                                                                               959                  1,515                 95,325                  8,097                 47,521                  7,873           5,073
 24,019                 26,801                     -                       -                      -                       -                 36,351                  7,436                   6,747                     31,450                 15,482

                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
       Net Gain (Loss)                                                                                    61                   (106)               (11,763)                   194                 (8,321)                (1,209)           (208)
(4,941)                (7,491)                    -                       -                      -                       -                 (3,974)                (1,156)                   (599)                    (3,511)                   (80)
   Short-Term Capital Gain Distributions Received                                                          -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   Long-Term Capital Gain Distributions Received                                                           -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET REALIZED GAIN (LOSS)                                                                                  61                   (106)               (11,763)                   194                 (8,321)                (1,209)           (208)
 (4,941)                (7,491)                    -                       -                      -                       -                 (3,974)                (1,156)                   (599)                    (3,511)                   (80)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   End of Period                                                                                      (7,491)                 2,181                 20,663                (17,283)                37,160                  2,985             340
 33,961                  2,544                   (63)                 (1,930)                   (62)                    (30)                11,195                 32,459                  10,329                      4,541                  2,060
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET UNREALIZED GAIN (LOSS)                                                                             7,491                 (2,181)               (20,663)                17,283                (37,160)                (2,985)           (340)
(33,961)                (2,544)                   63                   1,930                     62                      30                (11,195)               (32,459)                (10,329)                    (4,541)                (2,060)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $ 7,379               $ (2,459)             $ (35,196)              $ 17,183              $ (45,985)              $ (4,300)         $ (612)             $
(39,422)             $ (10,102)                 $ 63                 $ 1,907                   $ 61                    $ 29              $ (15,629)             $ (34,097)              $ (11,137)                  $ (8,743)              $ (2,482)
                                                                                         ====================   ====================   ====================   ====================   ====================   ====================   =============
====================   ====================   ===================   =====================   ====================   =====================  =====================   ====================   =====================   ========================  =====================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------

                                                     ---

                                                                                         Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                    Class 7 Sub-account
Investing In:                             Class 7 Sub-account Investing In:
                                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                                                                                                                  Montgomery                Nike
                                                                                            INVESCO - VIF          INVESCO - VIF          INVESCO - VIF            Emerging            First Trust 100          ProFunds VP        ProFunds VP
Rydex                  Rydex                  WFVT
                                                                                         Telecommunications       Health Sciences           Dynamics                Markets              Unc Values              Ultra OTC         UltraSmall Cap         Nova
                   OTC               Equity Value
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ -                    $ -                    $ -                    $ -                    $ -                    $ -            $ 16
   $ 79                    $ -                   $ 9
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (326)                  (582)                  (468)                   (68)                  (827)                  (118)           (128)
   (208)                  (383)                  (17)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------
NET INVESTMENT INCOME (LOSS)                                                                            (326)                  (582)                  (468)                   (68)                  (827)                  (118)           (112)
   (129)                  (383)                   (8)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                17,479                 11,039                 49,650                    272                 20,079                  8,068           3,682
    432                  1,922
   Cost of Securities Sold                                                                            26,637                 10,531                 63,954                    272                 27,559                 20,422           4,662
    533                  2,910

                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------
       Net Gain (Loss)                                                                                (9,158)                   508                (14,304)                     -                 (7,480)               (12,354)           (980)
   (101)                  (988)                    -
   Short-Term Capital Gain Distributions Received                                                        294                    192                     66                      -                      -                  1,572             357
    236                    547                     -
   Long-Term Capital Gain Distributions Received                                                           -                     19                    102                      -                      -                  1,582              96
    372                     63                     -
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

NET REALIZED GAIN (LOSS)                                                                              (8,864)                   719                (14,136)                     -                 (7,480)                (9,200)           (527)
    507                   (378)                    -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     -                      -                      -                      -                      -                      -               -
      -                      -                     -
   End of Period                                                                                      27,660                 (9,219)                13,462                  3,204                 47,575                 34,060           9,596
 10,662                 69,582                   (98)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

NET UNREALIZED GAIN (LOSS)                                                                           (27,660)                 9,219                (13,462)                (3,204)               (47,575)               (34,060)         (9,596)
(10,662)               (69,582)                   98
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $ (36,850)               $ 9,356              $ (28,066)              $ (3,272)             $ (55,882)             $ (43,378)      $ (10,235)             $
(10,284)             $ (70,343)                 $ 90
                                                                                         ====================   ====================   ====================   ====================   ====================   ====================   =============
====================   ====================   ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    Class 7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:                                                                 Class
7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                            AST - T. Rowe        AST - PIMCO
                                        AST - PIMCO
                                                                           AST - Alliance      AST - JanCap       AST - Money      AST - Neuberger &       AST - AIM         Price Asset        Total Return       AST - Federated       AST - Janus
 AST - INVESCO      AST - Neuberger &    Limited Maturity  AST - T. Rowe Price AST - Alliance   AST - American Cent. AST - American Cent.   AST - Gabelli        AST - C&S          AST - SB
                                                           Total         Growth and Income        Growth             Market       Berman Midcap Value       Balanced          Allocation            Bond             High Yield       Small Cap Growth
Equity Income     Berman Midcap Growth         Bond          Nat Resources         Growth         Growth & Income     Strategic Balanced   Small Cap Value      Real Estate       Mgt Index 500
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net Investment Income (Loss)                              $ (6,804)            $ (548)          $ (5,067)           $ 6,682               $ (387)            $ (642)             $ (34)             $ (823)             $ (382)              $ (32)
       $ (134)                $ (908)              $ (1)               $ -          $ (2,635)            $ (1,225)               $ (53)            $ (270)            $ (173)           $ (172)
     Net Realized Gain (Loss)                                    (77,731)              (478)           (27,680)                 -                  415             (1,621)                (3)              1,668              (7,015)                (28)
          780                (29,540)                 -               (346)          (12,698)                (338)                (700)              (102)                61              (106)
     Net Unrealized Gain (Loss) On Investments                  (431,764)            11,368           (328,530)                 -               13,478            (18,318)               147              11,433              (2,925)             (3,576)
        1,302                (26,956)                 6                  -           (89,983)             (12,915)                (114)             8,509              7,491            (2,181)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         (516,299)            10,342           (361,277)             6,682               13,506            (20,581)               110              12,278             (10,322)             (3,636)
        1,948                (57,404)                 5               (346)         (105,316)             (14,478)                (867)             8,137              7,379            (2,459)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        8,129,944            344,548          2,227,655          2,277,536              142,203            331,153             24,428             337,560             152,163              23,646
       87,809                239,339             20,548              8,789           925,189              595,456               17,003            169,595            123,020            82,304
     Net Transfers Between Sub-accounts                                -             10,034             47,731         (1,971,539)              47,552              3,296                  -              70,310             (20,274)                  -
            -                178,138                  -             (8,443)           54,843               85,193                    -             (1,473)            61,098            15,090
     Surrenders                                                 (128,974)            (2,308)           (51,493)            (7,662)              (2,148)            (2,885)              (122)             (4,059)               (382)               (209)
       (1,072)                (2,017)                 -                  -           (51,049)              (2,485)                 899             (1,180)                95              (898)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        8,000,970            352,274          2,223,893            298,335              187,607            331,564             24,306             403,813             131,507              23,437
       86,737                415,460             20,548                346           928,983              678,164               17,902            166,942            184,213            96,496
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,484,671            362,616          1,862,616            305,017              201,113            310,983             24,416             416,091             121,185              19,801
       88,685                358,056             20,553                  -           823,667              663,686               17,035            175,079            191,592            94,037
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                               -                  -                  -                  -                    -                  -                  -                   -                   -                   -
            -                      -                  -                  -                 -                    -                    -                  -                  -                 -
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                           $ 7,484,671          $ 362,616        $ 1,862,616          $ 305,017            $ 201,113          $ 310,983           $ 24,416           $ 416,091           $ 121,185            $ 19,801
     $ 88,685              $ 358,056           $ 20,553                $ -         $ 823,667            $ 663,686             $ 17,035          $ 175,079          $ 191,592          $ 94,037
                                                    ===========================================================================================================================================================================================
===============================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    Class 7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:                                                                 Class
7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - Janus      AST - American
                                                       AST - Marsico     AST - Lord Abbett     AST - Kemper        AST - MFS           AST - MFS          AST - Alger        AST - Janus       AST - Federated      AST - Gabelli        AST - Janus      AST
- Lord Abbett        AST - AIM          AST - Founders       Oversease      Century International  AST - MFS          Evergreen - VA      INVESCO - VIF      INVESCO - VIF      INVESCO - VIF
                                                       Capital Growth    Small Capitalization   Small Cap            Growth        Growth with Income    All-Cap Growth     Mid-Cap Growth    Aggressive Growth     All-Cap Value      Strategic Value
Bond Debenture     International Equity       Passport            Growth            Growth I        Global Equity        Global Leaders        Technology     Financial Services Telecommunications
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net Investment Income (Loss)                              $ (2,770)            $ (294)            $ (504)            $ (106)               $ (64)            $ (520)             $ (67)                $ -               $ (23)               $ (1)
         $ (1)                $ (460)            $ (482)            $ (209)           $ (691)              $ (342)                 $ -             $ (388)            $ (260)           $ (326)
     Net Realized Gain (Loss)                                    (11,763)               194             (8,321)            (1,209)                (208)            (4,941)            (7,491)                  -                   -                   -
            -                 (3,974)            (1,156)              (599)           (3,511)                 (80)                 (39)           (22,253)              (209)           (8,864)
     Net Unrealized Gain (Loss) On Investments                   (20,663)            17,283            (37,160)            (2,985)                (340)           (33,961)            (2,544)                 63               1,930                  62
           30                (11,195)           (32,459)           (10,329)           (4,541)              (2,060)                  48            (33,552)             9,791           (27,660)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          (35,196)            17,183            (45,985)            (4,300)                (612)           (39,422)           (10,102)                 63               1,907                  61
           29                (15,629)           (34,097)           (11,137)           (8,743)              (2,482)                   9            (56,193)             9,322           (36,850)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        1,085,655            125,276            358,503             29,560               15,160            217,587             16,705               2,139                   -               4,279
        4,279                325,972            194,875            145,514           162,482              227,328                3,436            142,618            123,511           139,612
     Net Transfers Between Sub-accounts                          165,112             36,829             13,048              5,001                5,001             94,534              5,001                   -             127,895                   -
            -                 (3,971)             7,520             (6,034)          167,309                    -                    -            116,778             (9,592)           62,229
     Surrenders                                                  (55,214)              (436)             2,281               (374)                (195)            (4,357)             5,783                   -                   -                   -
            -                 (1,532)            (4,101)            (1,693)           (2,646)                  89                   42              4,041             (2,044)           (2,076)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        1,195,553            161,669            373,832             34,187               19,966            307,764             27,489               2,139             127,895               4,279
        4,279                320,469            198,294            137,787           327,145              227,417                3,478            263,437            111,875           199,765
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,160,357            178,852            327,847             29,887               19,354            268,342             17,387               2,202             129,802               4,340
        4,308                304,840            164,197            126,650           318,402              224,935                3,487            207,244            121,197           162,915
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                               -                  -                  -                  -                    -                  -                  -                   -                   -                   -
            -                      -                  -                  -                 -                    -                    -                  -                  -                 -
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                           $ 1,160,357          $ 178,852          $ 327,847           $ 29,887             $ 19,354          $ 268,342           $ 17,387             $ 2,202           $ 129,802             $ 4,340
      $ 4,308              $ 304,840          $ 164,197          $ 126,650         $ 318,402            $ 224,935              $ 3,487          $ 207,244          $ 121,197         $ 162,915
                                                    ===========================================================================================================================================================================================
===============================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    Class 7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Montgomery            Nike
                                                       INVESCO - VIF       INVESCO - VIF         Emerging       First Trust 100       ProFunds VP         ProFunds VP           Rydex               Rydex               WFVT
                                                      Health Sciences         Dynamics           Markets           Unc Values          Ultra OTC         UltraSmall Cap          Nova                OTC            Equity Value
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net Investment Income (Loss)                                $ (582)            $ (468)             $ (68)            $ (827)              $ (118)            $ (112)            $ (129)             $ (383)               $ (8)
     Net Realized Gain (Loss)                                        719            (14,136)                 -             (7,480)              (9,200)              (527)               507                (378)                  -
     Net Unrealized Gain (Loss) On Investments                     9,219            (13,462)            (3,204)           (47,575)             (34,060)            (9,596)           (10,662)            (69,582)                 98
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                            9,356            (28,066)            (3,272)           (55,882)             (43,378)           (10,235)           (10,284)            (70,343)                 90
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                          307,824            279,075             30,518            313,121               59,331             40,393                 13             101,368               3,571
     Net Transfers Between Sub-accounts                          120,997            (22,102)                 -                  -               (1,586)                 -            211,076             333,399                   -
     Surrenders                                                   (4,859)            (6,388)              (272)           (15,863)               1,019               (577)              (333)             (1,707)               (197)
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                          423,962            250,585             30,246            297,258               58,764             39,816            210,756             433,060               3,374
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          433,318            222,519             26,974            241,376               15,386             29,581            200,472             362,717               3,464
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                               -                  -                  -                  -                    -                  -                  -                   -                   -
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                             $ 433,318          $ 222,519           $ 26,974          $ 241,376             $ 15,386           $ 29,581          $ 200,472           $ 362,717             $ 3,464
                                                    =================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 7

Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation Variable Account B - Class 7 (the "Account") is a separate investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.  The Account commenced operations May 1, 2000.

         As of December 31, 2000, the Account consisted of fifty-five  sub-accounts.  These financial  statements  report on all fifty-five  sub-accounts  offered in the American Skandia Variable  Immediate Annuity and Advisor Income Annuity.
         Each of the fifty-five  sub-accounts invests only in a single corresponding  portfolio of either American Skandia Trust, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds,
         Inc.,  ProFunds VP, Evergreen  Variable  Annuity Trust, or First Defined  Portfolio Fund LLC. (the "Trusts").  American Skandia  Investment  Services,  Incorporated,  an affiliate of American  Skandia,  is the investment  manager for
         American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation,  J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling,  T. Rowe
         Price Associates,  Inc., T. Rowe Price International,  Inc., Founders Asset Management,  LLC, Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management
         LLC, Cohen and Steers Capital

         Management,  Inc.,  Massachusetts Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., and Kinetics
         Asset Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment advisor for the Wells Fargo Variable Trust. PADCO
         Advisors II, Inc. is the investment  advisor for the Rydex Variable Trust.  INVESCO Funds Group,  Inc. is the investment  advisor for the INVESCO Variable  Investment  Funds,  Inc.  ProFund Advisors LLC is the investment  advisor for
         ProFunds VP. Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leaders.  Meridian  Investment  Company is the investment advisor for the Evergreen VA Special Equity Fund. First Trust Advisors,  L.P is
         the advisor for First Defined Portfolio Fund, LLC.

         The investment advisors are paid fees for their services by the respective Trusts.

         The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

         During 2000, the following  sub-accounts  incurred a name change or sub-advisor  change: AST Gabelli Small-Cap Value (formerly AST T. Rowe Price Small Company Value);  AST Alliance Growth (formerly AST Oppenheimer  Large-Cap Growth),
         AST Sanford Bernstein Managed Index 500
1.       ORGANIZATION - continued:

         (formerly AST Bankers Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord Abbett             Growth and Income),  AST T. Rowe Price Global Bond  (formerly AST T. Rowe Price  International  Bond) and ProFund VP
         UltraSmall-Cap (formerly ProFund VP Small Cap).

 2.      VALUATION OF INVESTMENTS

         The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial  statements,  in conformity with accounting  principles  generally  accepted in the United States,  requires that management make estimates and assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account.  If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under  current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.  The Company does not  anticipate  that these will be  significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       CONTRACT CHARGES

         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.10% of the net assets.

         Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

         Transfer Fees - Charged at a rate of $10 for each transfer after the 20th for each contract owner account, in each annuity year.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                        AST              AST - PIMCO
                                                                                                 AST - PIMCO
                                                                                               AST - Alliance            AST - JanCap           AST - Money          AST - Neuberger &          AST - AIM         T. Rowe Price        Total Return
AST - Federated           AST - Janus           AST - INVESCO          AST - Neuberger &          Limited Maturity       AST - T. Rowe Price       AST - Alliance       AST - American Cent.        AST - American Cent.         AST - Gabelli
                                                                                             Growth and Income              Growth                 Market           Berman Midcap Value          Balanced         Asset Allocation          Bond
High Yield          Small Cap Growth         Equity Income         Berman Midcap Growth              Bond              Natural Resources            Growth             Growth &Income            Strategic Balanced         Small Cap Value
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
                                                                                                Period Ended             Period Ended           Period Ended           Period Ended            Period Ended         Period Ended        Period Ended
Period Ended           Period Ended           Period Ended              Period Ended              Period Ended             Period Ended           Period Ended            Period Ended                Period Ended              Period Ended
                                                                                               Dec. 31, 2000             Dec. 31, 2000         Dec. 31, 2000           Dec. 31, 2000           Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000
Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000           Dec. 31, 2000               Dec. 31, 2000             Dec. 31, 2000
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding Beginning of the Period                                                                       -                        -                  -                            -                  -                     -                  -
            -                        -                    -                             -                      -                         -                   -                           -                           -                      -
Units Purchased                                                                                            33,892                  238,136            222,631                       12,612             30,670                 2,424             31,706
       15,315                      988                8,623                        21,376                  1,940                       860              98,220                      61,986                       1,725                 15,635
Units Transferred Between Sub-accounts                                                                        954                    4,776           (192,307)                       4,139                268                     -              6,605
       (2,228)                       -                    -                        15,914                      -                      (860)              5,030                       9,168                           -                   (135)
Units Surrendered                                                                                            (407)                  (7,165)              (757)                        (177)              (260)                  (12)              (393)
         (158)                     (10)                 (27)                         (408)                     -                         -              (5,894)                       (267)                          -                   (161)
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding End of the Period                                                                        34,439                  235,747             29,567                       16,574             30,678                 2,412             37,918
       12,929                      978                8,596                        36,882                  1,940                         -              97,356                      70,887                       1,725                 15,339
                                                                                           =======================   ======================    ===============   ==========================   ================   ===================   ================
===================   ======================   ==================   ===========================   ====================   =======================   =================   =========================   =========================    ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                    AST - Janus              AST - American
                                                                                                 AST - C&S               AST - Sanford         AST - Marsico         AST - Lord Abbett         AST - Kemper          AST - MFS            AST - MFS
  AST - Alger             AST - Janus          AST - Federated           AST - Gabelli               AST - Janus          AST - Lord Abbett          AST - AIM             AST - Founders                 Overseas             Century International
                                                                                                Real Estate          Bernstein Mgt Idx 500     Capital Growth      Small Capitalization          Small Cap             Growth          Growth with Income
All-Cap Growth         Mid-Cap Growth         Aggressive Growth         All-Cap Value             Strategic Value          Bond Debenture        International Equity        Passport                     Growth                   Growth I
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   --------
------------------------------   ----------------------   ------------------------------------------------   --------------------   -----------------------   ---------------------------------------------   -------------------------    -------------------
                                                                                                Period Ended             Period Ended           Period Ended           Period Ended            Period Ended         Period Ended        Period Ended
Period Ended           Period Ended           Period Ended              Period Ended              Period Ended             Period Ended           Period Ended            Period Ended                Period Ended              Period Ended
                                                                                               Dec. 31, 2000             Dec. 31, 2000         Dec. 31, 2000           Dec. 31, 2000           Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000
Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000           Dec. 31, 2000               Dec. 31, 2000             Dec. 31, 2000
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding Beginning of the Period                                                                       -                        -                  -                            -                  -                     -                  -
            -                        -                    -                             -                      -                         -                   -                           -                           -                      -
Units Purchased                                                                                            11,290                    8,608            104,249                       11,112             34,702                 2,715              1,480
       20,983                    2,053                  243                             -                    442                       425              34,560                      20,151                       7,184                 15,824
Units Transferred Between Sub-accounts                                                                      5,357                    1,423             16,221                        3,229              1,217                   433                468
       10,469                      444                    -                        12,895                      -                         -                (476)                        730                        (327)                16,871
Units Surrendered                                                                                             (90)                     (90)            (5,478)                        (121)              (176)                  (59)               (29)
         (537)                     (24)                   -                             -                      -                         -                (187)                       (570)                        (75)                  (327)
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding End of the Period                                                                        16,557                    9,941            114,992                       14,220             35,743                 3,089              1,919
       30,915                    2,473                  243                        12,895                    442                       425              33,897                      20,311                       6,782                 32,368
                                                                                           =======================   ======================    ===============   ==========================   ================   ===================   ================
===================   ======================   ==================   ===========================   ====================   =======================   =================   =========================   =========================    ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                 AST - MFS              Evergreen - VA         Evergreen - VIF        Evergreen - VIF         Evergreen - VIF     Evergreen - VIF      Evergreen - VIF
Montgomery                Nike                 Profunds                  Profunds                    Rydex                   Rydex                   WFVT
                                                                                               Global Equity            Global Leaders          Technology Fund   Financial Services Fund     Telecomm. Fund     Health Sciences Fund   Dynamics Fund
Emerging Mkts          First Trust 10          VP Ultra OTC           VP UltraSmall Cap                Nova                     OTC                Equity Value
                                                                                           -----------------------   ----------------------    --------------------------------------------   ----------------   --------------------------------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
                                                                                                Period Ended             Period Ended           Period Ended           Period Ended            Period Ended         Period Ended        Period Ended
Period Ended           Period Ended           Period Ended              Period Ended              Period Ended             Period Ended           Period Ended
                                                                                               Dec. 31, 2000             Dec. 31, 2000         Dec. 31, 2000           Dec. 31, 2000           Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000
Dec. 31, 2000           DEC. 31, 2000          Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000           Dec. 31, 2000          DEC. 31, 2000
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
Units Outstanding Beginning of the Period                                                                       -                        -                  -                            -                  -                     -                  -
            -                        -                    -                             -                      -                         -                   -
Units Purchased                                                                                            23,166                      350             12,453                       10,903             13,189                23,845             25,292
        3,325                   34,767                4,863                         3,418                      -                    10,511                 341
Units Transferred Between Sub-accounts                                                                          -                        -             13,877                         (852)             7,352                 9,493             (2,833)
            -                        -                 (798)                            -                 23,008                    41,469                   -
Units Surrendered                                                                                             (15)                       -               (346)                        (265)              (306)                 (369)              (195)
          (32)                  (2,316)                (278)                         (244)                   (35)                     (216)                (14)
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
Units Outstanding End of the Period                                                                        23,151                      350             25,984                        9,786             20,235                32,969             22,264
        3,293                   32,451                3,787                         3,174                 22,973                    51,764                 327
                                                                                           =======================   ======================    ===============   ==========================   ================   ===================   ================
===================   ======================   ==================   ===========================   ====================   =======================   =================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the period ended December 31, 2000 were as follows:

                                                December 2000                       1999
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                                  Purchases         Sales         Purchases        Sales
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
     AST - Alliance Growth & Income Port             $ 373,262        $ 21,493  N/A             N/A
     AST - Jancap Growth                             2,312,162          93,361  N/A             N/A
     AST - Money Market                              2,276,467       1,972,188  N/A             N/A
     AST - Neuberger &Berman Mid-Cap      Value       201,153          13,854  N/A             N/A
     AST - AIM Balanced                                356,992          26,069  N/A             N/A
     AST - T. Rowe Price Asset Allocation               24,426             121  N/A             N/A
     AST - Pimco Total Return Bond                     493,854          90,108  N/A             N/A
     AST - Federated High Yield Bond                   234,871         103,700  N/A             N/A
     AST - Janus Small Cap Growth                       23,646             209  N/A             N/A
     AST - Invesco Equity Income                       137,633          50,997  N/A             N/A
     AST - Neuberger & Berman Mid-Cap Growth           533,808         119,206  N/A             N/A
     AST - Pimco Limited Bond                           20,548               -  N/A             N/A
     AST - T. Rowe Price Natural Resources               8,790           8,443  N/A             N/A
     AST - Alliance Growth Portfolio                   980,061          53,713  N/A             N/A
     AST - American Century Income &Growth            680,421           3,482  N/A             N/A
     AST - American Century Strategic Balanced          43,778          25,876  N/A             N/A
     AST - Gabelli Small-Cap Value                     170,157           3,419  N/A             N/A
     AST - Cohen & Steers Real Estate                  185,130           1,020  N/A             N/A
     AST - Sanford Bernstein Mgt Idx 500                97,796           1,409  N/A             N/A
     AST - Marsico Capital Growth                    1,276,344          83,562  N/A             N/A
     AST - Lord Abbett Small Cap Value                 169,745           8,291  N/A             N/A
     AST - Kemper Small Cap                            412,594          39,200  N/A             N/A
     AST - MFS Growth Portfolio                         40,750           6,664  N/A             N/A
     AST - MFS Growth with Income Portfolio             24,830           4,865  N/A             N/A
     AST - Alger All-Cap Growth Portfolio              326,420          19,078  N/A             N/A
     AST - Janus Mid-Cap Growth                         46,799          19,310  N/A             N/A
     AST - Federated Aggressive Growth                   2,140               -  N/A             N/A
     AST - Gabelli All-Cap Value                       127,895               -  N/A             N/A
     AST - Janus Strategic Value                         4,279               -  N/A             N/A
     AST - Lord Abbett Bond Debenture                    4,279               -  N/A             N/A
     AST - AIM International Equity                    352,417          32,377  N/A             N/A
     AST - Founders Passport                           204,161           6,280  N/A             N/A
     AST - Janus Overseas Growth                       143,820           6,148  N/A             N/A
     AST - Am Cent Intl Growth I                       354,454          27,939  N/A             N/A
     AST - MFS Global Equity Portfolio                 242,523          15,402  N/A             N/A
     Evergreen - VA Global Leaders Fund                  5,776           2,295  N/A             N/A
     Evergreen - VIF Technology Fund                   304,570          41,189  N/A             N/A
     Evergreen - VIF Financial Services Fund           125,412          13,660  N/A             N/A
     Evergreen - VIF Telecommunications Fund           217,213          17,479  N/A             N/A
     Evergreen - VIF Health Sciences Fund              434,630          11,039  N/A             N/A
     Evergreen - VIF Dynamics Fund                     299,973          49,650  N/A             N/A
     Montgomery - Emerging Markets                      30,547             272  N/A             N/A
     Nike - First Trust 10 Uncommon Values             316,563          20,079  N/A             N/A
     Profunds - VP Ultra OTC                            69,878           8,068  N/A             N/A
     Profunds - VP UltraSmall Cap                       43,865           3,682  N/A             N/A
     Rydex - Nova                                      211,763             432  N/A             N/A
     Rydex - OTC                                       435,261           1,922  N/A             N/A
     WFVT - Equity Value                                 3,560               -
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                                  $ 15,387,416     $ 3,027,551             $ -           $ -
                                               ==============================================================
                                               ==============================================================

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 8 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets,  liabilities and contractowners'  equity of the thirty-eight  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B -
Class 8, referred to in Note 1, as of December 31, 2000, and the related  statements of operations and changes in net assets for the period from May 1, 2000 (date  operations  commenced) to December
31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement  presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the financial  position of the thirty-eight  sub-accounts of American Skandia Life Assurance
Corporation  Variable  Account B - Class 8,  referred to in Note 1, at December 31, 2000,  and the results of their  operations  and changes in their net assets for the period from May 1, 2000 (date operations commenced) to December 31, 2000 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------              -------------------------------------------------------------------------------------------------------------------------------

                                    ASSETS                                                                                                LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                  Payable to AST                                                                                                         $ 1,770
                                                                                                                                                                                                                            --------------------------
          Alliance Growth & Income Portfolio - 32,093 shares (cost $660,233)                   $ 686,145                                         Total Liabilities                                                                              1,770
          Jancap Growth Portfolio - 21,958 shares (cost $891,992)                                770,304
          Money Market Portfolio - 354,490 shares (cost $354,490)                                354,490
          Neuberger &Berman Mid-Cap Value Portfolio - 36,328 shares (cost $569,105)             612,127                                  NET ASSETS
          AIM Balanced Portfolio - 9,259 shares (cost $128,168)                                  123,073                                                                                                 Unit
          Pimco Total Return Bond Portfolio - 177,447 shares (cost $2,001,432)                 2,058,385               Contractowners' Equity                                  Units                     Value
          Federated High Yield Bond Portfolio - 75,423 shares (cost $761,396)                    732,361                         AST - Alliance Growth &Income                      65,572                         $ 10.46                   686,145
          Invesco Equity Income Portfolio - 38,571 shares (cost $676,890)                        678,465                         AST - Jancap Growth                                 98,104                            7.85                   770,304
          Neuberger &Berman Mid-Cap Growth Portfolio - 6,770 shares (cost $164,257)             146,372                         AST - Money Market                                  34,578                           10.25                   354,490
          Pimco Limited Bond Portfolio - 11,684 shares (cost $126,228)                           129,412                         AST - Neuberger &Berman Mid-Cap Value              50,760                           12.06                   612,127
          Alliance Growth Portfolio - 30,376 shares (cost $496,365)                              460,194                         AST - AIM Balanced                                  12,217                           10.07                   123,073
          American Century Income &Growth Portfolio - 11,038 shares (cost $152,029)             143,619                         AST - Pimco Total Return Bond                      188,746                           10.91                 2,058,385
          American Century Strategic Balanced Portfolio - 4,701 shares (cost $64,345)             64,382                         AST - Federated High Yield Bond                     78,621                            9.32                   732,361
          Gabelli Small-Cap Value Portfolio - 11,551 shares (cost $143,161)                      150,336                         AST - Invesco Equity Income                         66,175                           10.25                   678,465
          Marsico Capital Growth Portfolio - 21,669 shares (cost $416,858)                       392,205                         AST - Neuberger &Berman Mid-Cap Growth             15,171                            9.65                   146,372
          Lord Abbett Small Cap Value Portfolio - 23,218 shares (cost $310,133)                  337,831                         AST - Pimco Limited Bond                            12,293                           10.53                   129,412
          Kemper Small Cap Portfolio - 10,845 shares (cost $137,408)                             127,057                         AST - Alliance Growth Portfolio                     54,734                            8.41                   460,194
          MFS Growth Portfolio - 5,754 shares (cost $60,564)                                      60,704                         AST - American Century Income &Growth              15,435                            9.30                   143,619
          MFS Growth with Income Portfolio - 14,057 shares (cost $148,865)                       147,968                         AST - American Century Strategic Balanced            6,562                            9.81                    64,382
          Alger All-Cap Growth Portfolio - 7,414 shares (cost $52,444)                            50,622                         AST - Gabelli Small-Cap Value                       13,253                           11.34                   150,336
          Janus Mid-Cap Growth Portfolio - 16,020 shares (cost $136,697)                         106,298                         AST - Marsico Capital Growth                        39,110                           10.03                   392,205
          Federated Aggressive Growth Portfolio - 7,279 shares (cost $66,308)                     66,219                         AST - Lord Abbett Small Cap Value                   27,028                           12.50                   337,831
          Gabelli All-Cap Value Portfolio - 13,275 shares (cost $132,617)                        133,911                         AST - Kemper Small Cap                              13,939                            9.12                   127,057
          Janus Strategic Value Portfolio - 748 shares (cost $7,189)                               7,363                         AST - MFS Growth Portfolio                           6,313                            9.62                    60,704
          Lord Abbett Bond Debenture Portfolio - 14,741 shares (cost $148,942)                   149,619                         AST - MFS Growth with Income                        14,762                           10.02                   147,968
          AIM International Equity Portfolio - 9,149 shares (cost $217,173)                      201,613                         AST - Alger All-Cap Growth                           5,869                            8.63                    50,622
          T. Rowe Price Global Bond Portfolio - 8,209 shares (cost $73,925)                       77,115                         AST - Janus Mid-Cap Growth                          15,210                            6.99                   106,298
          Founders Passport Portfolio - 6,423 shares (cost $111,109)                              95,661                         AST - Federated Aggressive Growth                    7,308                            9.06                    66,219
          Amercian Century International Growth I  Portfolio - 10,819 shares (cost $191,272)     196,434                         AST - Gabelli All-Cap Value                         13,329                           10.05                   133,911
          MFS Global Equity Portfolio - 17,784 shares (cost $185,013)                            181,874                         AST - Janus Strategic Value                            751                            9.81                     7,363
          Sanford Bernstein Managed Index 500 Portfolio - 0 shares (cost $0)                           -                         AST - Lord Abbett Bond Debenture                    14,804                           10.11                   149,619
          T. Rowe Price Asset Allocation Portfolio - 0 shares (cost $0)                                -                         AST - AIM International Equity                      22,558                            8.94                   201,613
          Janus Small Cap Growth Portfolio - 0 shares (cost $0)                                        -                         AST - T. Rowe Price Global Bond                      7,254                           10.63                    77,115
          Janus Overseas Growth Portfolio - 0 shares (cost $0)                                         -                         AST - Founders Passport                             11,907                            8.03                    95,661
      Evergreen Funds:                                                                                                           AST - Amercian Century International Growth I       20,094                            9.78                   196,434
          VA Special Equity Fund - 0 shares (cost $0)                                                  -                         AST - MFS Global Equity Portfolio                   18,836                            9.66                   181,874
          VA Global Leaders Fund - 593 shares (cost $8,574)                                        8,510                         AST - Sanford Bernstein Managed Index 500 Portfolio      -                               -                         -
      Wells Fargo Variable Trust (WFVT):                                                                                         AST - T. Rowe Price Asset Allocation Portfolio           -                               -                         -
          Equity Income Fund - 0 shares (cost $0)                                                      -                         AST - Janus Small Cap Growth Portfolio                   -                               -                         -
          Equity Value Fund - 0 shares (cost $0)                                                       -                         AST - Janus Overseas Growth Portfolio                    -                               -                         -
                                                                                -------------------------
                                                                                                                                 Evergreen - VA Special Equity                            -                               -                         -
                                                                                                                                 Evergreen - VA Global Leaders                          860                            9.90                     8,510
                          Total Invested Assets                                                9,450,669                         WFVT - Equity Income                                     -                               -                         -
                                                                                                                                 WFVT - Equity Value                                      -                               -                         -

                                                                                                                                                                                                                            --------------------------
                                                                                                                                                 Total Contractowner's Equity                                                               9,450,669
Receivable from American Skandia Life Assurance Corporation                                        1,770
                                                                                -------------------------
                          Total Receivables                                                        1,770

                                                                                -------------------------                                                                                                                   --------------------------
                          Total Assets                                                       $ 9,452,439                                         Total Liabilities &Contractowner's Equity                                               $ 9,452,439
                                                                                =========================                                                                                                                   ==========================

---------------------------------------------------------------------------------------------------------              -------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

                                                                                            Class 8 Sub-account Investing In:                                    Class 8 Sub-account Investing In:                                       Class 8 Sub-account
Investing In:                                     Class 8 Sub-account Investing In:                                         Class 8 Sub-account Investing In:                                    Class 8 Sub-account Investing In:
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

                                                                                                                                                                                                                                             AST - PIMCO
                                                                               AST - PIMCO
                                                                                                                     AST - Alliance          AST - JanCap            AST - Money          AST - Neuberger &           AST - AIM             Total Return
       AST - Federated         AST - INVESCO          AST - Neuberger &        Limited Maturity        AST - Alliance        AST - American Cent.   AST - American Cent.     AST - Gabelli          AST - Marsico         AST - Lord Abbett        AST -
Kemper
                                                                                                   Total             Growth and Income          Growth                  Market             Berman Midcap Value         Balanced                  Bond
      High Yield            Equity Income          Berman Midcap Growth            Bond                  Growth             Growth &Income        Strategic Balanced     Small Cap Value         Capital Growth        Small Capitalization       Small Cap
                                                                                            --------------------   -------------------------------------------   ---------------------  ----------------------------------------------   ---------------------
  --------------------   --------------------   ------------------------------------------------  ---------------------   --------------------   -------------------------------------------   ---------------------   -------------------------
------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                        $ 11,244                    $ -                    $ -                $ 11,244                      $ -                    $ -                     $ -
                  $ -                    $ -                        $ -                     $ -                    $ -                    $ -                    $ -                    $ -                     $ -                    $ -                    $ -

   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (32,188)                (2,970)                (2,960)                 (3,710)                  (2,534)                  (482)                 (7,619)
               (2,934)                (1,870)                      (582)                   (761)                (1,072)                  (623)                  (133)                  (592)                 (1,774)                (1,186)
(387)
                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------
NET INVESTMENT INCOME (LOSS)                                                                            (25,020)                (2,970)                (2,960)                  7,534                   (2,534)                  (482)                 (7,619)
               (2,934)                (1,870)                      (582)                   (761)                (1,072)                  (623)                  (133)                  (592)                 (1,774)                (1,186)
(387)
                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                2,386,754                 17,752                 38,212               2,037,188                   30,299                 24,617                 112,949
               16,505                 11,624                     11,514                  12,997                  2,565                 16,719                     51                  3,820                  10,513                 38,391                  1,038

   Cost of Securities Sold                                                                            2,383,287                 18,105                 40,143               2,037,187                   28,524                 24,419                 108,880
               16,540                 11,935                     12,012                  12,708                  3,192                 16,749                     53                  4,079                  11,162                 36,225                  1,374

                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------
       Net Gain (Loss)                                                                                    3,467                   (353)                (1,931)                      1                    1,775                    198                   4,069
                  (35)                  (311)                      (498)                    289                   (627)                   (30)                    (2)                  (259)                   (649)                 2,166
(336)

NET REALIZED GAIN (LOSS)                                                                                  3,467                   (353)                (1,931)                      1                    1,775                    198                   4,069
                  (35)                  (311)                      (498)                    289                   (627)                   (30)                    (2)                  (259)                   (649)                 2,166
(336)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                        -                      -                      -                       -                        -                      -                       -
                    -                      -                          -                       -                      -                      -                      -                      -                       -                      -                      -

   End of Period                                                                                         87,328                (25,912)               121,688                       -                  (43,022)                 5,019                 (56,953)
               29,036                 (1,574)                    17,830                  (3,232)                36,172                  8,310                    (61)                (7,231)                 24,652                (27,697)                10,303

                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------

NET UNREALIZED GAIN (LOSS)                                                                              (87,328)                25,912               (121,688)                      -                   43,022                 (5,019)                 56,953
              (29,036)                 1,574                    (17,830)                  3,232                (36,172)                (8,310)                    61                  7,231                 (24,652)                27,697
(10,303)
                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $ (108,881)              $ 22,589             $ (126,579)                $ 7,535                 $ 42,263               $ (5,303)               $ 53,403
            $ (32,005)                $ (607)                 $ (18,910)                $ 2,760              $ (37,871)              $ (8,963)                 $ (74)               $ 6,380               $ (27,075)              $ 28,677              $
(11,026)
                                                                                            ====================   ====================   ====================   =====================  =======================   ====================   =====================
  ====================   ====================   ========================   =====================  =====================   ====================   ====================   ====================   =====================   ====================   ==
==================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

                                                                                            Class 8 Sub-account Investing In:                                    Class 8 Sub-account Investing In:                                       Class 8 Sub-account
Investing In:                                     Class 8 Sub-account Investing In:                                         Class 8 Sub-account Investing In:                                    Class 8 Sub-account Investing In:
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

                                                                                                                                                                                                                                             AST - PIMCO
                                                                               AST - PIMCO
                                                                                                                     AST - Alliance          AST - JanCap            AST - Money          AST - Neuberger &           AST - AIM             Total Return
       AST - Federated         AST - INVESCO          AST - Neuberger &        Limited Maturity        AST - Alliance        AST - American Cent.   AST - American Cent.     AST - Gabelli          AST - Marsico         AST - Lord Abbett        AST -
Kemper
                                                                                                   Total             Growth and Income          Growth                  Market             Berman Midcap Value         Balanced                  Bond
      High Yield            Equity Income          Berman Midcap Growth            Bond                  Growth             Growth &Income      Strategic Balanced       Small Cap Value         Capital Growth        Small Capitalization       Small Cap
                                                                                            --------------------   -------------------------------------------   ---------------------  ----------------------------------------------   ---------------------
  --------------------   --------------------   ------------------------------------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   -------------------------
------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                        $ 11,244                    $ -                    $ -                $ 11,244                      $ -                    $ -                     $ -
                  $ -                    $ -                        $ -                     $ -                    $ -                    $ -                    $ -                    $ -                     $ -                    $ -                    $ -

   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (32,188)                (2,970)                (2,960)                 (3,710)                  (2,534)                  (482)                 (7,619)
               (2,934)                (1,870)                      (582)                   (761)                (1,072)                  (623)                  (133)                  (592)                 (1,774)                (1,186)
(387)
                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------
NET INVESTMENT INCOME (LOSS)                                                                            (25,020)                (2,970)                (2,960)                  7,534                   (2,534)                  (482)                 (7,619)
               (2,934)                (1,870)                      (582)                   (761)                (1,072)                  (623)                  (133)                  (592)                 (1,774)                (1,186)
(387)
                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                2,386,754                 17,752                 38,212               2,037,188                   30,299                 24,617                 112,949
               16,505                 11,624                     11,514                  12,997                  2,565                 16,719                     51                  3,820                  10,513                 38,391                  1,038

   Cost of Securities Sold                                                                            2,383,287                 18,105                 40,143               2,037,187                   28,524                 24,419                 108,880
               16,540                 11,935                     12,012                  12,708                  3,192                 16,749                     53                  4,079                  11,162                 36,225                  1,374

                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------
       Net Gain (Loss)                                                                                    3,467                   (353)                (1,931)                      1                    1,775                    198                   4,069
                  (35)                  (311)                      (498)                    289                   (627)                   (30)                    (2)                  (259)                   (649)                 2,166
(336)

NET REALIZED GAIN (LOSS)                                                                                  3,467                   (353)                (1,931)                      1                    1,775                    198                   4,069
                  (35)                  (311)                      (498)                    289                   (627)                   (30)                    (2)                  (259)                   (649)                 2,166
(336)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                        -                      -                      -                       -                        -                      -                       -
                    -                      -                          -                       -                      -                      -                      -                      -                       -                      -                      -

   End of Period                                                                                         87,328                (25,912)               121,688                       -                  (43,022)                 5,019                 (56,953)
               29,036                 (1,574)                    17,830                  (3,232)                36,172                  8,310                    (61)                (7,231)                 24,652                (27,697)                10,303

                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------

NET UNREALIZED GAIN (LOSS)                                                                              (87,328)                25,912               (121,688)                      -                   43,022                 (5,019)                 56,953
              (29,036)                 1,574                    (17,830)                  3,232                (36,172)                (8,310)                    61                  7,231                 (24,652)                27,697
(10,303)
                                                                                            --------------------   --------------------   --------------------   ---------------------  -----------------------   --------------------   ---------------------
  --------------------   --------------------   ------------------------   ---------------------  ---------------------   --------------------   --------------------   --------------------   ---------------------   --------------------   --
------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $ (108,881)              $ 22,589             $ (126,579)                $ 7,535                 $ 42,263               $ (5,303)               $ 53,403
            $ (32,005)                $ (607)                 $ (18,910)                $ 2,760              $ (37,871)              $ (8,963)                 $ (74)               $ 6,380               $ (27,075)              $ 28,677              $
(11,026)
                                                                                            ====================   ====================   ====================   =====================  =======================   ====================   =====================
  ====================   ====================   ========================   =====================  =====================   ====================   ====================   ====================   =====================   ====================   ==
==================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                           AST - PIMCO
                                              AST - PIMCO
                                                                                   AST - Alliance          AST - JanCap            AST - Money          AST - Neuberger &           AST - AIM            Total Return          AST - Federated
AST - INVESCO           AST - Neuberger &       Limited Maturity        AST - Alliance        AST - American Cent.    AST - American Cent.      AST - Gabelli          AST - Marsico
                                                               Total              Growth and Income           Growth                 Market            Berman Midcap Value           Balanced                 Bond                 High Yield
Equity Income         Berman Midcap Growth             Bond                  Growth             Growth &Income       Strategic Balanced        Small Cap Value        Capital Growth
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                   $ (19,371)              $ (2,970)              $ (2,960)               $ 7,534                  $ (2,534)                $ (482)              $ (7,619)               $ (2,934)
   $ (1,870)                    $ (582)                $ (761)              $ (1,072)                $ (623)                  $ (133)                $ (592)              $ (1,774)
     Net Realized Gain (Loss)                                           1,637                   (353)                (1,931)                     1                     1,775                    198                  4,069                     (35)
       (311)                      (498)                   289                   (627)                   (30)                      (2)                  (259)                  (649)
     Net Unrealized Gain (Loss) On Investments                       (104,722)                25,912               (121,688)                     -                    43,022                 (5,019)                56,953                 (29,036)
      1,574                    (17,830)                 3,232                (36,172)                (8,310)                      61                  7,231                (24,652)
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                              (122,456)                22,589               (126,579)                 7,535                    42,263                 (5,303)                53,403                 (32,005)
       (607)                   (18,910)                 2,760                (37,871)                (8,963)                     (74)                 6,380                (27,075)
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                             8,113,350                392,879                518,543              2,380,624                   494,519                116,250              1,643,982                 568,527
    634,520                    131,146                139,084                417,885                120,876                   53,689                126,970                373,856
     Net Transfers Between Sub-Accounts                                     -                277,819                388,409             (2,033,667)                   79,242                 12,674                375,429                 202,399
     47,316                     35,452                (10,147)                80,668                 32,944                   10,819                 18,255                 48,370
     Surrenders                                                       (55,005)                (7,142)               (10,069)                    (2)                   (3,897)                  (548)               (14,429)                 (6,560)
     (2,764)                    (1,316)                (2,285)                  (488)                (1,238)                     (52)                (1,269)                (2,946)
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                             8,058,344                663,556                896,883                346,955                   569,864                128,376              2,004,982                 764,366
    679,072                    165,282                126,652                498,065                152,582                   64,456                143,956                419,280
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             7,935,889                686,145                770,304                354,490                   612,127                123,073              2,058,385                 732,361
    678,465                    146,372                129,412                460,194                143,619                   64,382                150,336                392,205
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

NET ASSETS:
     Beginning of Period                                                    -                      -                      -                      -                         -                      -                      -                       -
          -                          -                      -                      -                      -                        -                      -                      -
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
     End of Period                                                $ 7,935,889              $ 686,145              $ 770,304              $ 354,490                 $ 612,127              $ 123,073            $ 2,058,385               $ 732,361
  $ 678,465                  $ 146,372              $ 129,412              $ 460,194              $ 143,619                 $ 64,382              $ 150,336              $ 392,205
                                                       =======================   ====================   ====================   ====================   =======================   ====================   ====================   =====================
=====================   ========================   ====================   ====================   ====================   ======================   ====================   ====================
                                                       =======================   ====================   ====================   ====================   =======================   ====================   ====================   =====================
=====================   ========================   ====================   ====================   ====================   ======================   ====================   ====================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  AST - American
                                                         AST - Lord Abbett          AST - Kemper             AST - MFS              AST - MFS              AST - Alger              AST - Janus          AST - Federated         AST - Gabelli            AST
- Janus            AST - Lord Abbett            AST - AIM         AST - T.Rowe Price       AST - Founders       Century International         AST - MFS           Evergreen - VA
                                                        Small Capitalization          Small Cap               Growth           Growth with Income         All-Cap Growth          Mid-Cap Growth        Aggressive Growth        All-Cap Value
Strategic Value           Bond Debenture         International Equity      Global Equity            Passport                 Growth I             Global Equity         Global Leaders
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                    $ (1,186)                $ (387)                 $ (57)                $ (501)                    $ (87)                $ (507)                 $ (17)                  $ (33)
       $ (5)                    $ (101)                $ (896)                $ (356)                $ (473)                  $ (465)                $ (591)                  $ 14
     Net Realized Gain (Loss)                                           2,166                   (336)                     -                   (319)                       (7)                  (393)                     -                       -
          -                          7                   (724)                   163                    (74)                    (278)                  (124)                     -
     Net Unrealized Gain (Loss) On Investments                         27,697                (10,303)                   197                   (842)                   (1,735)               (30,321)                   (73)                  1,328
        180                        676                (15,523)                 3,236                (15,413)                   5,198                 (3,080)                   (39)
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                28,677                (11,026)                   140                 (1,662)                   (1,829)               (31,221)                   (90)                  1,295
        175                        582                (17,143)                 3,043                (15,960)                   4,455                 (3,795)                   (25)
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                               256,070                 45,705                 60,306                152,708                    50,578                100,743                 66,309                 132,616
      7,261                    149,729                166,512                 54,966                 99,485                   37,115                183,001                  8,301
     Net Transfers Between Sub-Accounts                                55,289                 93,578                    880                 (2,137)                    1,673                 38,102                      -                       -
         (5)                      (692)                53,816                 19,671                 13,018                  156,558                  4,032                    234
     Surrenders                                                        (2,205)                (1,200)                  (622)                  (941)                      200                 (1,326)                     -                       -
        (68)                         -                 (1,572)                  (565)                  (882)                  (1,694)                (1,364)                     -
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                               309,154                138,083                 60,564                149,630                    52,451                137,519                 66,309                 132,616
      7,188                    149,037                218,756                 74,072                111,621                  191,979                185,669                  8,535
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               337,831                127,057                 60,704                147,968                    50,622                106,298                 66,219                 133,911
      7,363                    149,619                201,613                 77,115                 95,661                  196,434                181,874                  8,510
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------

NET ASSETS:
     Beginning of Period                                                    -                      -                      -                      -                         -                      -                      -                       -
          -                          -                      -                      -                      -                        -                      -                      -
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
                                                       -----------------------   --------------------   --------------------   --------------------   -----------------------   --------------------   --------------------   ---------------------
---------------------   ------------------------   --------------------   --------------------   --------------------   ----------------------   --------------------   --------------------
     End of Period                                                  $ 337,831              $ 127,057               $ 60,704              $ 147,968                  $ 50,622              $ 106,298               $ 66,219               $ 133,911
    $ 7,363                  $ 149,619              $ 201,613               $ 77,115               $ 95,661                $ 196,434              $ 181,874                $ 8,510
                                                       =======================   ====================   ====================   ====================   =======================   ====================   ====================   =====================
=====================   ========================   ====================   ====================   ====================   ======================   ====================   ====================
                                                       =======================   ====================   ====================   ====================   =======================   ====================   ====================   =====================
=====================   ========================   ====================   ====================   ====================   ======================   ====================   ====================

American Skandia Life Assurance Corporation
Variable Account B - Class 8

Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation Variable Account B - Class 8 (the "Account") is a separate investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.  The Account commenced operations May 1, 2000.

         As of December 31, 2000, the Account  consisted of thirty-eight  sub-accounts.  These financial  statements  report on all thirty-eight  sub-accounts  offered in the American  Skandia Advisor Income Annuity.  Each of the thirty-eight sub-accounts invests only in a single corresponding portfolio of either American Skandia Trust, Wells Fargo Variable Trust, or Evergreen Variable Annuity Trust (the "Trusts").  American Skandia Investment Services,  Incorporated,  an
         affiliate of American Skandia,  is the investment  manager for American Skandia Trust,  while AIM Capital  Management,  Inc., Lord Abbett &Co., Janus Capital  Corporation,  J. P. Morgan Investment  Management Inc.,  Neuberger Berman
         Management Incorporated,  Federated Investment Counseling, T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., American
         Century Investment Management,  Inc., Marsico Capital Management LLC, Massachusetts Financial Services Company, Sanford C. Bernstein &Co., LLC, Alliance Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors, Inc.,
         Zurich Scudder  Investments,  Inc. are the  sub-advisors.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable  Trust.  Evergreen  Asset  Management  Corp. is the investment  advisor for Evergreen VA Global
         Leaders.  Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

         The investment advisors are paid fees for their services by the respective Trusts.

         The annuity described above is distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

         During 2000, the following  sub-accounts  incurred a name change or sub-advisor  change: AST Gabelli Small-Cap Value (formerly AST T. Rowe Price Small Company Value);  AST Alliance Growth (formerly AST Oppenheimer  Large-Cap Growth),
         AST Sanford  Bernstein  Managed Index 500 (formerly AST Bankers Trust Managed Index 500),  AST Alliance  Growth and Income  (formerly AST Lord Abbett Growth and Income),  and AST T. Rowe Price Global Bond  (formerly AST T. Rowe Price
         International Bond).

 2.      VALUATION OF INVESTMENTS

         The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial  statements,  in conformity with accounting  principles  generally  accepted in the United States,  requires that management make estimates and assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently deducted from the Account.
         If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under  current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.  The Company does not  anticipate  that these will be  significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       CONTRACT CHARGES

         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 2.10% of the net assets.

         Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

         Transfer Fees - Charged at a rate of $10 for each transfer after the 20th for each contractowner account, in each annuity year.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                              AST - PIMCO
                                       AST - PIMCO
                                                              AST - Alliance           AST - JanCap              AST - Money            AST - Neuberger &            AST - AIM              Total Return            AST - Federated           AST -
INVESCO            AST - Neuberger &         Limited Maturity          AST - Alliance         AST - American Cent.      AST - American Cent.          AST - Gabelli            AST - Marsico          AST - Lord Abbett
                                                            Growth and Income             Growth                   Market              Berman Midcap Value            Balanced                   Bond                  High Yield              Equity Income
       Berman Midcap Growth               Bond                    Growth               Growth &Income          Strategic Balanced          Small Cap Value          Capital Growth        Small Capitalization
                                                           ---------------------   ----------------------   ----------------------   ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------   ----------------------
                                                               Period Ended            Period Ended             Period Ended              Period Ended              Period Ended             Period Ended             Period Ended             Period Ended
           Period Ended               Period Ended             Period Ended              Period Ended              Period Ended              Period Ended             Period Ended             Period Ended
                                                              Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000             Dec. 31, 2000             Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000
           Dec. 31, 2000              Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000             Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000
                                                           ---------------------   ----------------------   ----------------------   ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------   ----------------------
Units Outstanding Beginning of the Period                                     -                        -                        -                          -                        -                        -                        -
-                            -                        -                        -                         -                          -                        -                        -                        -
Units Purchased                                                          38,462                   53,398                  233,923                     44,053                   11,050                  154,451                   57,803
61,965                       11,899                   13,477                   46,445                    12,213                      5,481                   11,698                   34,901                   22,371
Units Transferred Between Sub-accounts                                   27,790                   45,458                 (199,345)                     7,124                    1,225                   35,682                   21,453
4,568                        3,360                     (964)                   8,468                     3,316                      1,086                    1,660                    4,575                    4,873
Units Surrendered                                                          (680)                    (752)                       -                       (417)                     (58)                  (1,387)                    (635)
(358)                         (88)                    (220)                    (179)                      (94)                        (5)                    (105)                    (366)                    (216)
                                                           ---------------------   ----------------------                            ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------   ----------------------
                                                           ---------------------   ----------------------   ----------------------   ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------   ----------------------
Units Outstanding End of the Period                                      65,572                   98,104                   34,578                     50,760                   12,217                  188,746                   78,621
66,175                       15,171                   12,293                   54,734                    15,435                      6,562                   13,253                   39,110                   27,028
                                                           =====================   ======================   ======================   ========================   ======================   ======================   ======================   ====
==================   ==========================   ======================   ======================   =======================   ========================   ======================   ======================   ======================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                  AST - American
                                                               AST - Kemper              AST - MFS                AST - MFS                AST - Alger               AST - Janus            AST - Federated           AST - Gabelli             AST - Janus
         AST - Lord Abbett              AST - AIM           AST - T.Rowe Price          AST - Founders         Century International           AST - MFS             Evergreen - VA
                                                                Small Cap                 Growth             Growth with Income          All-Cap Growth            Mid-Cap Growth          Aggressive Growth          All-Cap Value           Strategic Value
          Bond Debenture          International Equity          Global Bond                Passport                   Growth I               Global Equity           Global Leaders
                                                           ---------------------   ----------------------   ----------------------   ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------
                                                               Period Ended            Period Ended             Period Ended              Period Ended              Period Ended             Period Ended             Period Ended             Period Ended
           Period Ended               Period Ended             Period Ended              Period Ended              Period Ended              Period Ended             Period Ended
                                                              Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000             Dec. 31, 2000             Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000
           Dec. 31, 2000              Dec. 31, 2000            Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000             Dec. 31, 2000            Dec. 31, 2000
                                                           ---------------------   ----------------------   ----------------------   ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------
Units Outstanding Beginning of the Period                                     -                        -                        -                          -                        -                        -                        -
-                            -                        -                        -                         -                          -                        -                        -
Units Purchased                                                           4,000                    6,220                   15,106                      5,686                   10,240                    7,308                   13,329
751                       14,873                   17,167                    5,360                    10,351                      3,670                   18,571                      836
Units Transferred Between Sub-accounts                                   10,048                       93                     (246)                       194                    5,104                        -                        -
-                          (69)                   5,562                    1,950                     1,663                     16,578                      411                       24
Units Surrendered                                                          (109)                       -                      (98)                       (11)                    (134)                       -                        -
-                            -                     (171)                     (56)                     (107)                      (154)                    (146)                       -
                                                           ---------------------                            ----------------------   ------------------------   ----------------------
                                  ----------------------   ----------------------   -----------------------   ------------------------   ----------------------
                                                           ---------------------   ----------------------   ----------------------   ------------------------   ----------------------   ----------------------   ----------------------   ----
------------------   --------------------------   ----------------------   ----------------------   -----------------------   ------------------------   ----------------------   ----------------------
Units Outstanding End of the Period                                      13,939                    6,313                   14,762                      5,869                   15,210                    7,308                   13,329
751                       14,804                   22,558                    7,254                    11,907                     20,094                   18,836                      860
                                                           =====================   ======================   ======================   ========================   ======================   ======================   ======================   ====
==================   ==========================   ======================   ======================   =======================   ========================   ======================   ======================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the period ended
December 31, 2000 were as follows:

                                                           December 2000               1999
                                                  --------------------------------------------------------------
                                                  --------------------------------------------------------------
                                                     Purchases         Sales         Purchases        Sales
                                                  --------------------------------------------------------------
                                                  --------------------------------------------------------------
          AST - Alliance Growth &Income                $ 693,960        $ 17,752             N/A           N/A
          AST - Jancap Growth                             932,135          38,212             N/A           N/A
          AST - Money Market                            2,391,679       2,037,188             N/A           N/A
          AST - Neuberger &Berman Mid-Cap Value          597,629          30,299             N/A           N/A
          AST - AIM Balanced                              152,586          24,617             N/A           N/A
          AST - Pimco Total Return Bond                 2,110,312         112,949             N/A           N/A
          AST - Federated High Yield Bond                 777,936          16,505             N/A           N/A
          AST - Invesco Equity Income                     688,825          11,624             N/A           N/A
          AST - Neuberger &Berman Mid-Cap Growth         176,269          11,514             N/A           N/A
          AST - Pimco Limited Bond                        138,937          12,997             N/A           N/A
          AST - Alliance Growth Portfolio                 499,557           2,565             N/A           N/A
          AST - American Century Growth &Income          153,156          16,719             N/A           N/A
          AST - American Century Strategic Balanced        64,398              51             N/A           N/A
          AST - Gabelli Small-Cap Value                   147,240           3,820             N/A           N/A
          AST - Marsico Capital Growth                    428,020          10,513             N/A           N/A
          AST - Lord Abbett Small Cap Value               346,358          38,391             N/A           N/A
          AST - Kemper Small Cap                          138,782           1,038             N/A           N/A
          AST - MFS Growth Portfolio                       60,564               -             N/A           N/A
          AST - MFS Growth with Income                    160,347          11,164             N/A           N/A
          AST - Alger All-Cap Growth                       52,490              40             N/A           N/A
          AST - Janus Mid-Cap Growth                      138,451           1,361             N/A           N/A
          AST - Federated Aggressive Growth                66,308               -             N/A           N/A
          AST - Gabelli All-Cap Value                     132,617               -             N/A           N/A
          AST - Janus Strategic Value                       7,194               5             N/A           N/A
          AST - Lord Abbett Bond Debenture                149,729             794             N/A           N/A
          AST - AIM International Equity                  223,741           5,844             N/A           N/A
          AST - T. Rowe Price Global Bond                  78,500           4,738             N/A           N/A
          AST - Founders Passport                         125,013          13,830             N/A           N/A
          AST - Amercian Century International Growth I   193,215           1,665             N/A           N/A
          AST - MFS Global Equity Portfolio               186,913           1,776             N/A           N/A
          Evergreen - VA Global Leaders                     8,574                             N/A           N/A

                                                  --------------------------------------------------------------
                                                  --------------------------------------------------------------
                                                     $ 12,021,435     $ 2,427,971             $ -           $ -
                                                  ==============================================================

VIA-G (Class 8)

                                                      PART C

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the  establishment  of the  Registrant  for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal   Underwriting  Agreement  between  American  Skandia  Life
                           Assurance  Corporation and American Skandia Marketing,  Incorporated,  formerly known as
                           Skandia  Life Equity Sales  Corporation  filed via EDGAR with  Post-Effective  Amendment
                           No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity  Contract filed via EDGAR with  Pre-Effective  Amendment No.
                           1 to this Registration Statement No. 333-91633, filed April 28, 2000.

(b)      Copy of Required Minimum Distribution  Endorsement filed via EDGAR in the Initial  Registration  Statement to Registration Statement No. 333-93775, filed December 29, 1999.

(b)      Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form  used  with the  Annuity  filed  via  EDGAR  with  Pre-Effective
                  Amendment No. 1 to this Registration Statement No. 333-91633, filed April 28, 2000.

         (6)      (a)      Copy  of  the  certificate  of   incorporation   of  American   Skandia  Life  Assurance
                           Corporation  filed  via  EDGAR  with  Post-Effective  Amendment  No.  6 to  Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment  No. 6 to  Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance  Company  effective May 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January 1, 1995,  filed via EDGAR with
                           Post-effective  Amendment No. 3 to Registration Statement No. 33-87010,  filed April 25,
                           1996.

                  (c)      Connecticut  General Life Insurance  Company  effective January 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No.
                      33-87010,  filed February 25, 1997 (At such time,  what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

(b)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration
                      Statement No. 33-86866, filed April 26, 2000.

(c)      Evergreen  Variable  Annuity Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration
                      Statement No. 33-87010, filed April 26, 2000.

(d)      INVESCO  Variable  Investment  Funds,  Inc.  filed  via  EDGAR  with  Post-Effective  Amendment  No.  9 to
                      Registration Statement No. 33-87010, filed April 26, 2000.

(e)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,
                      filed April 26, 2000.

         (9)      Opinion and Consent of Counsel                                FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                  FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of Performance  filed via EDGAR with
                  Post-effective Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are as follows:

Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal occupations  are indicated  below.  The  immediately  preceding work  experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer
with Mutual Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cavaliere  joined us in 1998.  He  previously  held the position of Director of  Operations  with Aetna,  Inc.
since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan  joined us in 1999.  He  previously  held the  position of Chief  Information  Officer  with E.M.  Warburg
Pincus  from  January  1995  until  April  1999 and the  position  of Vice  President,  Client  Server  Application
Development with Scudder, Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997. She previously  held the position of Assistant Vice President with Phoenix Duff
& Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cronin  joined us in 1998. He previously  held the position of  Manager/Client  Investor with Columbia  Circle
Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since  1998 and the  positions  of Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian  Kennedy  joined us in 1998.  He  previously  was  self-employed  since 1996 and held the  position of Vice
President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Robert K. Leach joined us in 2000.  He previously  was employed in the U.S.  Retirement  Products and Services
Division of Sun Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice  President  with  Prudential  Securities since 1997 and Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the  position  of  Manager,  Application  Development  with
Citizens  Utilities  Company since 1996 and HRIS Tech Support  Representative  with Yale New Haven  Hospital  since
1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice  President with American  Financial  Systems from June 1994 to October  1997 and the  position of Actuary  with  Connecticut  Mutual Life from June 1965 to June
1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution with  Allmerica  Financial  Services  since 1999 and Managing  Director and Member of the Executive  Committee with
Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas  joined  us in 1997.  She  previously  held the  position  of  Assistant  Vice  President  with  Chubb
Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman joined us in 2001. He previously  held the position of Senior Vice President and General  Counsel with
Aetna Financial Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr.  Winson  joined us in 1998. He previously  held the position of Senior Vice  President  with Sakura Bank,  Ltd.
since 1990.

Item 26. Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly  control any person.  The following  persons are under common  control with the Depositor by
American Skandia Investment Holding Corporation:

         (1)      American Skandia  Information  Services and Technology  Corporation  ("ASIST"):  The organization
                  ------------------------------------------------------------------------------
                  is a general  business  corporation  organized in the State of Delaware.  Its primary  purpose is to provide  various  types of business  services to American  Skandia,  Inc.,  formerly  known as
                  American Skandia Investment Holding Corporation,  and all of its subsidiaries  including computer systems acquisition,  development and maintenance,  human resources acquisition,  development and management, accounting and financial reporting services and general office services.

         (2)      American Skandia Marketing,  Incorporated  ("ASM,  Inc."): The organization is a general business
                  ----------------------------------------------------------
                  corporation  organized  in the State of  Delaware.  It was formed  primarily  for the  purpose of acting as a  broker-dealer  in  securities.  It acts as the  principal  "underwriter"  of annuity contracts deemed to be securities,  as required by the Securities and Exchange Commission,  which insurance  policies  are  to be  issued  by  American  Skandia  Life  Assurance  Corporation.  It
                  provides  securities law  supervisory  services in relation to the marketing of those products of
                  American Skandia Life Assurance  Corporation  registered as securities.  It also may provide such services  in relation to  marketing  of certain  public  mutual  funds.  It also has the power to carry  on a  general  financial,  securities,  distribution,  advisory,  or  investment  advisory business;  to act as a general  agent or broker for insurance  companies and to render  advisory,
                  managerial,   research  and  consulting   services  for  maintaining  and  improving   managerial
                  efficiency and operation.

         (3)      American  Skandia  Investment  Services,  Incorporated  ("ASISI"):  The organization is a general
                  ------------------------------------------------------------------
                  business  corporation  organized in the state of Connecticut.  The  organization is authorized to provide  investment  service and investment  management advice in connection with the purchasing,
                  selling,   holding  or  exchanging  of  securities  or  other  assets  to  insurance   companies,
                  insurance-related  companies,  mutual funds or business trusts.  It's primary role is expected to be as investment  manager for certain  mutual funds [to be made available  primarily  through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida:  This  subsidiary of American  Skandia Life Assurance  Corporation was organized in
                  ------------
                  March,  1995, and began  operations in July, 1995. It offers  investment  oriented life insurance designed for long-term savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners: As of December 31, 2000, there were 52 owners of Annuities.

Item  28.  Indemnification:  Under  Section  33-320a  of the  Connecticut  General  Statutes,  the  Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable expenses  including  attorneys'  fees, for actions  brought or threatened to be brought against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director or officer had no reason to believe  his  conduct  was  unlawful.  The director or officer must also be  indemnified  when he is  successful  on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable  entitled to be indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he is fairly and  reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale  of the  Registrants'  securities,  the  director  or  officer  may  obtain  indemnification  only  if a court determines  that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be  indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each  director  and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of
Delaware.  The provisions of the indemnity  agreement are governed by Section 45 of the General  Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM,  Inc. are covered under a directors and officers  liability  insurance policy issued by an  unaffiliated  insurance  company to Skandia  Insurance  Company Ltd.,  their ultimate  parent.
Such policy will  reimburse  ASLAC or ASM,  Inc., as  applicable,  for any payments that it shall make to directors and  officers  pursuant to law and,  subject to certain  exclusions  contained  in the  policy,  will pay any other costs,  charges and expenses,  settlements  and  judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant pursuant to the foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and
Exchange  Commission  such  indemnification  is against  public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by
Registrant  of  expenses  incurred  or paid by a  director,  officer or  controlling  person of  Registrant  in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk Wickman                                                                    General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts and Records:  Accounts and records are  maintained by ASLAC at its principal  office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment  to this  Registration  Statement  as frequently  as is necessary to ensure that the audited  financial  statements  in the  Registration  Statement  are never more than 16 months old so long as payments  under the annuity  contracts  may be accepted  and  allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space that an  applicant  or  enrollee  can check to request a
Statement of Additional  Information,  or (2) a post card or similar written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any  Statement  of  Additional  Information  and any  financial statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services  rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)      With  respect to the  restrictions  on  withdrawals  for Texas  Optional  Retirement  Programs and Section
403(b) plans,  we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the Securities and Exchange  Commission to the American  Council of Life Insurance with respect to annuities  issued under Section
403(b) of the code,  the  requirements  of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement  Program,  the requirements of which have been complied with by us.

                                                              EXHIBITS

As Noted in Item  24(b)  various  exhibits  are  incorporate  by  reference  or are not  applicable.  The  exhibits included are as follows:

No. 9             Opinion and Consent of Counsel                       FILED HEREWITH

No.  10           Consent of Ernst & Young LLP                         FILED HEREWTIH

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused  this  Registration  Statement  to be signed on its  behalf,  in the Town of Shelton  and State of  Connecticut,  on
this 27th day of April, 2001.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                  (CLASS 8 SUB-ACCOUNTS)
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation
                                      -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                               (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                      April 27, 2001
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                              (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro            Executive Vice President and                        April 27, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

       /s/ David R. Monroe              Senior Vice President, Treasurer                       April 27, 2001
           David R. Monroe               and Corporate Controller

                                                   (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      ---------------                                ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                    Y.K. Chan*                     Lincoln R. Collins*
      ---------------                                    ----------                     -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy*                                   Thomas M. Mazzaferro*               Gunnar Moberg*
      ------------                                   ---------------------               --------------
      Ian Kennedy                                     Thomas M. Mazzaferro                Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                  Deborah G. Ullman*
      -------------------                             ----------------                  ------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                        Brett M. Winson*
                                                        ----------------
                                                         Brett M. Winson

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.